UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2010

Item 1. Report to Stockholders.


Calvert VP SRI Large Cap Value Portfolio

(formerly, Summit Zenith
Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
11	Statement of Operations
12	Statements of Changes in Net Assets
13	Notes to Financial Statements
18	Financial Highlights
20	Explanation of Financial Tables
21	Proxy Voting
22	Availability of Quarterly Portfolio Holdings

Calvert VP SRI Large Cap Value Portfolio

Managed by Calvert Asset Management Company, Inc.

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

Calvert VP SRI Large Cap Value Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month**	-7.52%
One year	13.25%
Five year	-1.56%
Ten year	3.67%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

** Total return is not annualized for periods of one year or less.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments

Consumer Discretionary	7.6%
Consumer Staples	10.9%
Energy	10.7%
Financials	25.2%
Health Care	9.3%
Industrials	8.0%
Information Technology	9.8%
Materials	2.7%
Telecommunication Services	6.7%
Time Deposit	4.3%
Utilities	4.8%
Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$924.80	$3.53
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.12	$3.71

* Expenses are equal to the Fund's annualized expense ratio of .74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
JUNE 30, 2010
Equity Securities - 96.0%	Shares	Value
Beverages - 2.4%
Coca-Cola Co.	71,700	$3,593,604

Capital Markets - 7.1%
AllianceBernstein Holding LP*	94,800	2,449,632
Bank of New York Mellon Corp.	127,558	3,149,407
Goldman Sachs Group, Inc.	18,100	2,375,987
Legg Mason, Inc.	42,900	1,202,487
Morgan Stanley	57,100	1,325,291
		10,502,804

Chemicals - 1.1%
Dow Chemical Co.	70,400	1,669,888

Commercial Banks - 2.9%
US Bancorp	67,700	1,513,095
Wells Fargo & Co.	108,900	2,787,840
		4,300,935

Communications Equipment - 3.5%
Cisco Systems, Inc.*	107,000	2,280,170
Motorola, Inc.*	236,700	1,543,284
Nokia Oyj (ADR)	159,600	1,300,740
		5,124,194

Computers & Peripherals - 0.9%
Hewlett-Packard Co.	29,400	1,272,432

Consumer Finance - 1.7%
Discover Financial Services	178,100	2,489,838

Diversified Financial Services - 6.6%
Bank of America Corp.	216,684	3,113,749
CME Group, Inc.	10,300	2,899,965
JPMorgan Chase & Co.	102,204	3,741,688
		9,755,402

Diversified Telecommunication Services - 6.7%
AT&T, Inc.	160,500	3,882,495
Frontier Communications Corp.	291,600	2,073,276
Verizon Communications, Inc.	140,300	3,931,206
		9,886,977

Electric Utilities - 4.8%
Duke Energy Corp.	172,244	2,755,904
Exelon Corp.	90,800	3,447,676
Southern Co.	25,400	845,312
		7,048,892

Equity Securities - Cont'd	Shares	Value
Electrical Equipment - 1.9%
Emerson Electric Co.	63,000	$2,752,470

Electronic Equipment & Instruments - 1.2%
Tyco Electronics Ltd.	72,025	1,827,994

Food & Staples Retailing - 4.4%
CVS Caremark Corp.	85,400	2,503,928
Walgreen Co.	34,800	929,160
Wal-Mart Stores, Inc.	63,900	3,071,673
		6,504,761

Food Products - 2.2%
Kraft Foods, Inc.	13,272	371,616
Unilever NV, NY Shares	107,500	2,936,900
		3,308,516

Health Care Equipment & Supplies - 1.2%
Covidien plc	45,325	1,821,158

Health Care Providers & Services - 1.8%
WellPoint, Inc.*	53,400	2,612,862

Household Durables - 1.0%
Sony Corp. (ADR)	57,600	1,536,768

Household Products - 1.8%
Procter & Gamble Co.	45,400	2,723,092

Industrial Conglomerates - 6.1%
3M Co.	40,600	3,206,994
General Electric Co.	228,200	3,290,644
Tyco International Ltd.	72,625	2,558,579
		9,056,217

Insurance - 7.0%
Berkshire Hathaway, Inc., Class B*	40,950	3,263,307
Hartford Financial Services Group, Inc.	115,800	2,562,654
MetLife, Inc.	61,300	2,314,688
Travelers Co.'s, Inc.	45,000	2,216,250
		10,356,899

Internet Software & Services - 1.0%
Google, Inc.*	3,400	1,512,830

IT Services - 1.8%
International Business Machines Corp.	21,400	2,642,472

Media - 6.6%
CBS Corp., Class B	142,274	1,839,603
Comcast Corp.	142,200	2,470,014
Gannett Co., Inc.	42,600	573,396
News Corp., Class B	176,300	2,441,755
Time Warner, Inc.	85,166	2,462,149
		9,786,917

Equity Securities - Cont'd	Shares	Value
Metals & Mining - 1.6%
Newmont Mining Corp.	38,000	$2,346,120

Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.	18,000	649,620
ConocoPhillips	69,242	3,399,090
Exxon Mobil Corp.	67,000	3,823,690
Marathon Oil Corp.	71,200	2,213,608
Royal Dutch Shell plc (ADR)	70,900	3,560,598
Spectra Energy Corp.	113,772	2,283,404
		15,930,010

Pharmaceuticals - 6.4%
GlaxoSmithKline plc (ADR)	70,900	2,411,309
Johnson & Johnson	52,900	3,124,274
Pfizer, Inc.	272,100	3,880,146
		9,415,729

Software - 1.5%
Microsoft Corp.	93,200	2,144,532

Total Equity Securities (Cost $176,784,068)		141,924,313

	Principal
Time Deposit - 4.3%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/10	$6,340,565	6,340,565

Total Time Deposit (Cost $6,340,565)		6,340,565

TOTAL INVESTMENTS (Cost $183,124,633) - 100.3%		148,264,878
Other assets and liabilities, net - (0.3%)		(413,834)
Net Assets - 100%		$147,851,044

Net Assets Consist of:
Paid-in capital applicable to 2,631,112 shares of common stock outstanding;
$0.10 par value, 40,000,000 shares authorized		$218,452,048
Undistributed net investment income		1,885,771
Accumulated net realized gain (loss) on investments		(37,627,020)
Net unrealized appreciation (depreciation) on investments		(34,859,755)

Net Assets		$147,851,044

Net Asset Value per Share		$56.19

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $39,672)	$2,219,264
Interest income	2,224
Total investment income	2,221,488

Expenses:
Investment advisory fee	565,709
Transfer agency fees and expenses	832
Directors' fees and expenses	12,128
Administrative fees	88,392
Accounting fees	14,474
Custodian fees	10,624
Reports to shareholders	47,379
Professional fees	18,508
Miscellaneous	3,323
Total expenses	761,369
Reimbursement from Advisor	(107,037)
Fees paid indirectly	(230)
Net expenses	654,102

Net Investment Income	1,567,386

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(5,948,136)
Change in unrealized appreciation (depreciation)	(7,802,022)

Net Realized and Unrealized Gain (Loss) on Investments	(13,750,158)

Increase (Decrease) in Net Assets
Resulting From Operations	($12,182,772)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$1,567,386	$3,326,340
Net realized gain (loss) on investments	(5,948,136)	(29,235,023)
Change in unrealized appreciation or (depreciation)	(7,802,022)	62,691,043

Increase (Decrease) in Net Assets
Resulting From Operations	(12,182,772)	36,782,360

Distributions to shareholders from:
Net investment income	--	(3,261,948)
Net realized gain	--	(354,426)
Total distributions	--	(3,616,374)

Capital share transactions:
Shares sold	4,506,772	14,172,390
Reinvestment of distributions	--	3,616,370
Shares redeemed	(22,536,129)	(17,316,930)
Total capital share transactions	(18,029,357)	471,830

Total Increase (Decrease) in Net Assets	(30,212,129)	33,637,816

Net Assets
Beginning of period	178,063,173	144,425,357
End of period (including undistributed net investment income
of $1,885,771 and $318,385 respectively)	$147,851,044	$178,063,173

Capital Share Activity
Shares sold	72,209	289,892
Reinvestment of distributions	--	59,072
Shares redeemed	(371,936)	(338,718)
Total capital share activity	(299,727)	10,246

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Signifcant Accounting Policies

General: The Calvert VP SRI Large Cap Value Portfolio (the "Portfolio"), formerly known as Summit Zenith Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$141,924,313	--	--	$141,924,313
Other debt obligations	--	$6,340,565	--	6,340,565
TOTAL	$141,924,313	$6,340,565	--	$148,264,878

*For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:

In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .64% of the Portfolio's average daily net assets. Under the terms of the agreement, $84,267 was payable at period end. In addition, $6,144 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .74%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $13,182 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $32 for the six months ended June 30, 2010. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $26,231,262 and $42,974,941, respectively.

Capital Loss Carryforwards
Expiration Date
31-Dec-15	$2,277,422
31-Dec-17	29,095,011

Capital losses may be utilized to offset future capital gains until expiration. The Portfolio's use of net capital loss carryforwards acquired from Ameritas Income & Growth Portfolio may be limited under certain tax provisions.

As of June 30, 2010, the tax basis components of unrealized appreciation/ (depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$4,444,892
Unrealized (depreciation)	(39,405,981)
Net unrealized appreciation/(depreciation)	($34,961,089)
Federal income tax cost of investments	$183,225,967

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$76,854	1.56%	$974,734	May 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
	Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008
Net asset value, beginning	$60.76	$49.45	$92.96
Income from investment operations
Net investment income	.61	1.16	.61
Net realized and unrealized gain (loss)	(5.18)	11.41	(34.05)
Total from investment operations	(4.57)	12.57	(33.44)
Distributions from
Net investment income	--	(1.14)	(1.95)
Net realized gain	--	(.12)	(8.12)
Total distributions	--	(1.26)	(10.07)
Total increase (decrease) in net asset value	(4.57)	11.31	(43.51)
Net asset value, ending	$56.19	$60.76	$49.45

Total return*	(7.52%)	25.40%	(39.49%)
Ratios to average net assets: A
Net investment income	1.77% (a)	2.19%	2.14%
Total expenses	.86% (a)	.85%	.90%
Expenses before offsets	.74% (a)	.74%	.90%
Net expenses	.74% (a)	.74%	.90%
Portfolio turnover	16%	29%	34%
Net assets, ending (in thousands)	$147,851	$178,063	$144,425

		Years Ended
	December 31,	December 31,	December 31,
	2007	2006	2005
Net asset value, beginning	$101.12	$91.78	$91.30
Income from investment operations
Net investment income	1.64	1.42	1.35
Net realized and unrealized gain (loss)	(.06)	18.02	4.57
Total from investment operations	1.58	19.44	5.92
Distributions from
Net investment income	(1.42)	(1.42)	(1.43)
Net realized gain	(8.32)	(8.68)	(4.01)
Total distributions	(9.74)	(10.10)	(5.44)
Total increase (decrease) in net asset value	(8.16)	9.34	.48
Net asset value, ending	$92.96	$101.12	$91.78

Total return*	1.40%	23.12%	6.92%
Ratios to average net assets: A
Net investment income	1.61%	1.57%	1.49%
Total expenses	.87%	.88%	.89%
Expenses before offsets	.87%	.88%	.89%
Net expenses	.87%	.88%	.89%
Portfolio turnover	42%	61%	57%
Net assets, ending (in thousands)	$58,157	$62,428	$52,795

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP S&P 500
Index Portfolio

(formerly, Summit S&P 500 Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
23	Statement of Operations
24	Statements of Changes in Net Assets
25	Notes to Financial Statements
30	Financial Highlights
32	Explanation of Financial Tables
33	Proxy Voting
34	Availability of Quarterly Portfolio Holdings

Calvert VP S&P 500 Index Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should

Calvert VP S&P 500 Index Portfolio*

Average Annual Total Return
(period ended 6.30.10)
Six month**	-6.80%
One year	14.05%
Five year	-1.09%
Ten Year	-1.97%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

** Total return is not annualized for periods of one year or less.

have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments
Consumer Discretionary	10.0%
Consumer Staples	11.3%
Energy...........	10.5%
Exchange Traded Funds	...0.8%
Financials..........	15.9%
Government	0.4%
Health Care	11.8%
Industrials	10.1%
Information Technology	18.3%
Materials	3.3%
Telecommunication Services	2.9%
Time Deposit	1.1%
Utilities	3.6%
Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$932.00	$1.82
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.91	$1.91

* Expenses are equal to the Fund's annualized expense ratio of .38%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
JUNE 30, 2010

Equity Securities - 97.7%	Shares	Value
Aerospace & Defense - 2.8%
Boeing Co.	16,364	$1,026,841
General Dynamics Corp.	8,337	488,215
Goodrich Corp.	2,706	179,272
Honeywell International, Inc.	16,528	645,088
ITT Corp.	3,954	177,614
L-3 Communications Holdings, Inc.	2,499	177,029
Lockheed Martin Corp.	6,818	507,941
Northrop Grumman Corp.	6,546	356,364
Precision Castparts Corp.	3,063	315,244
Raytheon Co.	8,195	396,556
Rockwell Collins, Inc.	3,397	180,483
United Technologies Corp.	20,243	1,313,973
		5,764,620

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,601	200,432
Expeditors International of Washington, Inc.	4,586	158,263
FedEx Corp.	6,765	474,294
United Parcel Service, Inc., Class B	21,463	1,221,030
		2,054,019

Airlines - 0.1%
Southwest Airlines Co.	16,068	178,515

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	5,237	52,056
Johnson Controls, Inc.	14,522	390,206
		442,262

Automobiles - 0.4%
Ford Motor Co.*	73,686	742,755
Harley-Davidson, Inc.	5,066	112,617
		855,372

Beverages - 2.6%
Brown-Forman Corp., Class B	2,352	134,605
Coca-Cola Co.	49,902	2,501,088
Coca-Cola Enterprises, Inc.	6,911	178,718
Constellation Brands, Inc.*	4,267	66,651
Dr Pepper Snapple Group, Inc.	5,316	198,765
Molson Coors Brewing Co., Class B	3,425	145,083
PepsiCo, Inc.	34,895	2,126,851
		5,351,761

Equity Securities - Cont'd	Shares	Value
Biotechnology - 1.4%
Amgen, Inc.*	20,728	$1,090,293
Biogen Idec, Inc.*	5,829	276,586
Celgene Corp.*	9,939	505,100
Cephalon, Inc.*	1,620	91,935
Genzyme Corp.*	5,753	292,080
Gilead Sciences, Inc.*	19,256	660,095
		2,916,089

Building Products - 0.0%
Masco Corp.	7,756	83,455

Capital Markets - 2.3%
Ameriprise Financial, Inc.	5,524	199,582
Bank of New York Mellon Corp.	26,127	645,076
Charles Schwab Corp.	21,134	299,680
E*Trade Financial Corp.*	4,151	49,065
Federated Investors, Inc., Class B	1,821	37,713
Franklin Resources, Inc.	3,207	276,411
Goldman Sachs Group, Inc.	11,139	1,462,216
Invesco Ltd.	9,902	166,651
Janus Capital Group, Inc.	3,994	35,467
Legg Mason, Inc.	3,532	99,002
Morgan Stanley	30,223	701,476
Northern Trust Corp.	5,225	244,007
State Street Corp.	10,707	362,111
T. Rowe Price Group, Inc.	5,599	248,539
		4,826,996

Chemicals - 1.8%
Air Products & Chemicals, Inc.	4,587	297,283
Airgas, Inc.	1,788	111,214
CF Industries Holdings, Inc.	1,499	95,112
Dow Chemical Co.	24,867	589,845
Eastman Chemical Co.	1,572	83,882
Ecolab, Inc.	5,109	229,445
EI Du Pont de Nemours & Co.	19,544	676,027
FMC Corp.	1,577	90,567
International Flavors & Fragrances, Inc.	1,709	72,496
Monsanto Co.	11,795	545,165
PPG Industries, Inc.	3,585	216,570
Praxair, Inc.	6,622	503,206
Sherwin-Williams Co.	1,991	137,757
Sigma-Aldrich Corp.	2,633	131,202
		3,779,771

Commercial Banks - 3.0%
BB&T Corp.	14,936	392,966
Comerica, Inc.	3,762	138,554
Fifth Third Bancorp	17,188	211,241
First Horizon National Corp.*	4,933	56,477
Huntington Bancshares, Inc.	16,036	88,839
KeyCorp	18,983	145,979

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
M&T Bank Corp.	1,796	$152,570
Marshall & Ilsley Corp.	11,386	81,751
PNC Financial Services Group, Inc.	11,379	642,914
Regions Financial Corp.	25,753	169,455
SunTrust Banks, Inc.	10,795	251,524
US Bancorp	41,362	924,441
Wells Fargo & Co.	112,697	2,885,043
Zions Bancorporation	3,252	70,146
		6,211,900

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,440	78,397
Cintas Corp.	2,841	68,099
Iron Mountain, Inc.	3,918	87,998
Pitney Bowes, Inc.	4,486	98,513
Republic Services, Inc.	7,001	208,140
RR Donnelley & Sons Co.	4,655	76,202
Stericycle, Inc.*	1,825	119,684
Waste Management, Inc.	10,484	328,044
		1,065,077

Communications Equipment - 2.2%
Cisco Systems, Inc.*	123,773	2,637,603
Harris Corp.	2,818	117,370
JDS Uniphase Corp.*	5,037	49,564
Juniper Networks, Inc.*	11,359	259,212
Motorola, Inc.*	49,929	325,537
QUALCOMM, Inc.	35,494	1,165,623
Tellabs, Inc.	8,309	53,094
		4,608,003

Computers & Peripherals - 4.5%
Apple, Inc.*	19,682	4,950,613
Dell, Inc.*	37,201	448,644
EMC Corp.*	44,375	812,063
Hewlett-Packard Co.	50,513	2,186,203
Lexmark International, Inc.*	1,689	55,788
NetApp, Inc.*	7,449	277,922
QLogic Corp.*	2,463	40,935
SanDisk Corp.*	4,944	207,994
Teradata Corp.*	3,604	109,850
Western Digital Corp.*	4,945	149,141
		9,239,153

Construction & Engineering - 0.2%
Fluor Corp.	3,866	164,305
Jacobs Engineering Group, Inc.*	2,693	98,133
Quanta Services, Inc.*	4,540	93,751
		356,189

Construction Materials - 0.1%
Vulcan Materials Co.	2,731	119,700

Equity Securities - Cont'd	Shares	Value
Consumer Finance - 0.8%
American Express Co.	25,984	$1,031,565
Capital One Financial Corp.	9,838	396,471
Discover Financial Services	11,745	164,195
SLM Corp.*	10,759	111,786
		1,704,017

Containers & Packaging - 0.2%
Ball Corp.	2,034	107,456
Bemis Co., Inc.	2,358	63,666
Owens-Illinois, Inc.*	3,644	96,384
Pactiv Corp.*	2,861	79,679
Sealed Air Corp.	3,438	67,797
		414,982

Distributors - 0.1%
Genuine Parts Co.	3,431	135,353

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	2,778	117,982
DeVry, Inc.	1,339	70,284
H&R Block, Inc.	7,494	117,581
		305,847

Diversified Financial Services - 4.4%
Bank of America Corp.	216,865	3,116,350
Citigroup, Inc.*	488,939	1,838,411
CME Group, Inc.	1,441	405,714
IntercontinentalExchange, Inc.*	1,592	179,944
JPMorgan Chase & Co.	86,061	3,150,693
Leucadia National Corp.*	4,103	80,049
Moody's Corp.	4,381	87,269
NYSE Euronext	5,641	155,861
The NASDAQ OMX Group, Inc.*	3,326	59,136
		9,073,427

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	127,814	3,091,821
CenturyTel, Inc.	6,476	215,716
Frontier Communications Corp.	6,531	46,435
Qwest Communications International, Inc.	32,166	168,871
Verizon Communications, Inc.	61,301	1,717,654
Windstream Corp.	10,477	110,637
		5,351,134

Electric Utilities - 1.9%
Allegheny Energy, Inc.	3,845	79,515
American Electric Power Co., Inc.	10,335	333,820
Duke Energy Corp.	28,304	452,864
Edison International	7,044	223,436
Entergy Corp.	4,092	293,069
Exelon Corp.	14,262	541,528
FirstEnergy Corp.	6,588	232,095

Equity Securities - Cont'd	Shares	Value
Electric Utilities - Cont'd
NextEra Energy, Inc.	8,935	$435,670
Northeast Utilities	3,795	96,697
Pepco Holdings, Inc.	4,806	75,358
Pinnacle West Capital Corp.	2,446	88,936
PPL Corp.	10,122	252,544
Progress Energy, Inc.	6,153	241,321
Southern Co.	17,735	590,221
		3,937,074

Electrical Equipment - 0.5%
Emerson Electric Co.	16,263	710,531
First Solar, Inc.*	1,051	119,635
Rockwell Automation, Inc.	3,087	151,541
Roper Industries, Inc.	2,026	113,375
		1,095,082

Electronic Equipment & Instruments - 0.5%
Agilent Technologies, Inc.*	7,540	214,362
Amphenol Corp.	3,745	147,104
Corning, Inc.	33,683	543,981
FLIR Systems, Inc.*	3,306	96,172
Jabil Circuit, Inc.	4,448	59,158
Molex, Inc.	3,006	54,829
		1,115,606

Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	9,282	385,853
Cameron International Corp.*	5,285	171,868
Diamond Offshore Drilling, Inc.	1,503	93,472
FMC Technologies, Inc.*	2,638	138,917
Halliburton Co.	19,566	480,345
Helmerich & Payne, Inc.	2,286	83,485
Nabors Industries Ltd.*	6,442	113,508
National Oilwell Varco, Inc.	9,044	299,085
Rowan Co.'s, Inc.*	2,394	52,524
Schlumberger Ltd.	25,868	1,431,535
Smith International, Inc.	5,372	202,256
		3,452,848

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	9,497	520,720
CVS Caremark Corp.	29,446	863,357
Kroger Co.	14,049	276,625
Safeway, Inc.	8,405	165,242
SUPERVALU, Inc.	4,582	49,669
Sysco Corp.	12,810	365,982
Walgreen Co.	21,297	568,630
Wal-Mart Stores, Inc.	44,950	2,160,746
Whole Foods Market, Inc.*	3,683	132,662
		5,103,633

Equity Securities - Cont'd	Shares	Value
Food Products - 1.9%
Archer-Daniels-Midland Co.	13,896	$358,795
Campbell Soup Co.	4,130	147,978
ConAgra Foods, Inc.	9,586	223,546
Dean Foods Co.*	3,917	39,444
General Mills, Inc.	14,248	506,089
H.J. Heinz Co.	6,837	295,495
Hershey Co.	3,595	172,308
Hormel Foods Corp.	1,503	60,842
J.M. Smucker Co.	2,574	155,006
Kellogg Co.	5,512	277,254
Kraft Foods, Inc.	37,554	1,051,512
McCormick & Co., Inc.	2,978	113,045
Mead Johnson Nutrition Co.	4,420	221,530
Sara Lee Corp.	14,314	201,827
Tyson Foods, Inc.	6,595	108,092
		3,932,763

Gas Utilities - 0.1%
EQT Corp.	3,110	112,395
Nicor, Inc.	945	38,273
Oneok, Inc.	2,280	98,610
		249,278

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	13,029	529,499
Becton Dickinson & Co.	5,095	344,524
Boston Scientific Corp.*	32,649	189,364
C.R. Bard, Inc.	2,069	160,410
CareFusion Corp.*	3,829	86,907
DENTSPLY International, Inc.	3,183	95,204
Hospira, Inc.*	3,541	203,430
Intuitive Surgical, Inc.*	842	265,752
Medtronic, Inc.	23,875	865,946
St. Jude Medical, Inc.*	7,035	253,893
Stryker Corp.	6,110	305,867
Varian Medical Systems, Inc.*	2,680	140,110
Zimmer Holdings, Inc.*	4,388	237,171
		3,678,077

Health Care Providers & Services - 2.1%
Aetna, Inc.	9,318	245,809
AmerisourceBergen Corp.	6,107	193,897
Cardinal Health, Inc.	7,814	262,629
CIGNA Corp.	5,945	184,652
Coventry Health Care, Inc.*	3,228	57,071
DaVita, Inc.*	2,232	139,366
Express Scripts, Inc.*	11,902	559,632
Humana, Inc.*	3,681	168,111
Laboratory Corp. of America Holdings*	2,264	170,592
McKesson Corp.	5,824	391,140
Medco Health Solutions, Inc.*	9,885	544,466
Patterson Co.'s, Inc.	1,980	56,489

Equity Securities - Cont'd	Shares	Value
Health Care Providers & Services - Cont'd
Quest Diagnostics, Inc.	3,249	$161,703
Tenet Healthcare Corp.*	10,103	43,847
UnitedHealth Group, Inc.	24,595	698,498
WellPoint, Inc.*	9,243	452,260
		4,330,162

Health Care Technology - 0.1%
Cerner Corp.*	1,520	115,353

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	9,385	283,802
Darden Restaurants, Inc.	3,024	117,482
International Game Technology	6,410	100,637
Marriott International, Inc.	5,504	164,787
McDonald's Corp.	23,263	1,532,334
Starbucks Corp.	16,068	390,453
Starwood Hotels & Resorts Worldwide, Inc.	4,039	167,336
Wyndham Worldwide Corp.	3,754	75,606
Wynn Resorts Ltd.	1,494	113,947
Yum! Brands, Inc.	10,145	396,061
		3,342,445

Household Durables - 0.4%
D.R. Horton, Inc.	5,975	58,734
Fortune Brands, Inc.	3,286	128,745
Harman International Industries, Inc.*	1,447	43,251
Leggett & Platt, Inc.	3,210	64,393
Lennar Corp.	3,675	51,119
Newell Rubbermaid, Inc.	6,004	87,899
Pulte Homes, Inc.*	6,859	56,794
Stanley Black & Decker, Inc.	3,403	171,919
Whirlpool Corp.	1,618	142,093
		804,947

Household Products - 2.6%
Clorox Co.	3,032	188,469
Colgate-Palmolive Co.	10,673	840,605
Kimberly-Clark Corp.	9,000	545,670
Procter & Gamble Co.	62,314	3,737,594
		5,312,338

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	14,463	133,638
Constellation Energy Group, Inc.	4,348	140,223
NRG Energy, Inc.*	5,524	117,164
		391,025

Equity Securities - Cont'd	Shares	Value
Industrial Conglomerates - 2.3%
3M Co.	15,386	$1,215,340
General Electric Co.	230,937	3,330,112
Textron, Inc.	5,896	100,055
		4,645,507

Insurance - 3.9%
Aflac, Inc.	10,139	432,631
Allstate Corp.	11,600	333,268
American International Group, Inc.*	2,917	100,461
AON Corp.	5,770	214,182
Assurant, Inc.	2,518	87,375
Berkshire Hathaway, Inc., Class B*	35,775	2,850,910
Chubb Corp.	7,103	355,221
Cincinnati Financial Corp.	3,689	95,434
Genworth Financial, Inc.*	10,573	138,189
Hartford Financial Services Group, Inc.	9,594	212,315
Lincoln National Corp.	6,535	158,735
Loews Corp.	7,671	255,521
Marsh & McLennan Co.'s, Inc.	11,505	259,438
MetLife, Inc.	17,704	668,503
Principal Financial Group, Inc.	6,906	161,877
Progressive Corp.	14,518	271,777
Prudential Financial, Inc.	10,053	539,444
Torchmark Corp.	1,791	88,672
Travelers Co.'s, Inc.	10,718	527,862
Unum Group	7,188	155,980
XL Group plc	7,402	118,506
		8,026,301

Internet & Catalog Retail - 0.5%
Amazon.com, Inc.*	7,400	808,524
Expedia, Inc.	4,569	85,806
priceline.com, Inc.*	1,000	176,540
		1,070,870

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	3,623	146,985
eBay, Inc.*	24,431	479,092
Google, Inc.*	5,236	2,329,758
Monster Worldwide, Inc.*	2,716	31,642
VeriSign, Inc.*	3,967	105,324
Yahoo!, Inc.*	25,729	355,832
		3,448,633

IT Services - 3.1%
Automatic Data Processing, Inc.	10,911	439,277
Cognizant Technology Solutions Corp.*	6,432	321,986
Computer Sciences Corp.	3,321	150,275
Fidelity National Information Services, Inc.	7,133	191,307
Fiserv, Inc.*	3,293	150,358
International Business Machines Corp.	27,747	3,426,200
MasterCard, Inc.	2,088	416,619

Equity Securities - Cont'd	Shares	Value
IT Services - Cont'd
Paychex, Inc.	6,954	$180,595
SAIC, Inc.*	6,591	110,333
Total System Services, Inc.	4,264	57,990
Visa, Inc.	9,790	692,643
Western Union Co.	14,760	220,072
		6,357,655

Leisure Equipment & Products - 0.2%
Eastman Kodak Co.*	5,808	25,207
Hasbro, Inc.	2,824	116,066
Mattel, Inc.	7,860	166,318
		307,591

Life Sciences - Tools & Services - 0.5%
Life Technologies Corp.*	3,909	184,700
Millipore Corp.*	1,212	129,260
PerkinElmer, Inc.	2,449	50,621
Thermo Fisher Scientific, Inc.*	8,852	434,190
Waters Corp.*	2,024	130,953
		929,724

Machinery - 1.7%
Caterpillar, Inc.	13,504	811,185
Cummins, Inc.	4,353	283,511
Danaher Corp.	11,330	420,570
Deere & Co.	9,166	510,363
Dover Corp.	4,028	168,330
Eaton Corp.	3,576	234,014
Flowserve Corp.	1,208	102,438
Illinois Tool Works, Inc.	8,362	345,183
PACCAR, Inc.	7,872	313,857
Pall Corp.	2,648	91,012
Parker Hannifin Corp.	3,477	192,834
Snap-on, Inc.	1,212	49,583
		3,522,880

Media - 3.1%
CBS Corp., Class B	14,627	189,127
Comcast Corp.	61,341	1,065,493
DIRECTV*	19,664	667,003
Discovery Communications, Inc.*	6,130	218,902
Gannett Co., Inc.	5,134	69,104
Interpublic Group of Co.'s, Inc.*	10,493	74,815
McGraw-Hill Co.'s, Inc.	6,825	192,055
Meredith Corp.	736	22,912
New York Times Co.*	2,202	19,047
News Corp.	48,743	582,966
Omnicom Group, Inc.	6,708	230,084
Scripps Networks Interactive, Inc.	1,997	80,559
Time Warner Cable, Inc.	7,619	396,798
Time Warner, Inc.	24,661	712,950
Viacom, Inc., Class B	13,126	411,763

Equity Securities - Cont'd	Shares	Value
Media - Cont'd
Walt Disney Co.	42,364	$1,334,466
Washington Post Co., Class B	133	54,594
		6,322,638

Metals & Mining - 1.0%
AK Steel Holding Corp.	2,376	28,322
Alcoa, Inc.	22,056	221,883
Allegheny Technologies, Inc.	2,124	93,860
Cliffs Natural Resources, Inc.	2,987	140,867
Freeport-McMoRan Copper & Gold, Inc.	10,164	600,997
Newmont Mining Corp.	10,616	655,432
Nucor Corp.	6,810	260,687
Titanium Metals Corp.*	1,566	27,546
United States Steel Corp.	3,100	119,505
		2,149,099

Multiline Retail - 0.8%
Big Lots, Inc.*	1,737	55,740
Family Dollar Stores, Inc.	2,990	112,693
J.C. Penney Co., Inc.	5,100	109,548
Kohl's Corp.*	6,628	314,830
Macy's, Inc.	9,102	162,926
Nordstrom, Inc.	3,574	115,047
Sears Holdings Corp.*	1,050	67,883
Target Corp.	15,936	783,573
		1,722,240

Multi-Utilities - 1.4%
Ameren Corp.	5,124	121,797
Centerpoint Energy, Inc.	9,007	118,532
CMS Energy Corp.	4,964	72,723
Consolidated Edison, Inc.	6,083	262,177
Dominion Resources, Inc.	12,973	502,574
DTE Energy Co.	3,568	162,736
Integrys Energy Group, Inc.	1,595	69,765
NiSource, Inc.	5,984	86,768
PG&E Corp.	8,028	329,951
Public Service Enterprise Group, Inc.	10,938	342,688
SCANA Corp.	2,410	86,182
Sempra Energy	5,341	249,905
TECO Energy, Inc.	4,622	69,654
Wisconsin Energy Corp.	2,527	128,220
Xcel Energy, Inc.	9,872	203,462
		2,807,134

Office Electronics - 0.1%
Xerox Corp.	29,226	234,977

Oil, Gas & Consumable Fuels - 8.8%
Anadarko Petroleum Corp.	10,650	384,358
Apache Corp.	7,276	612,566
Cabot Oil & Gas Corp.	2,349	73,571

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - Cont'd
Chesapeake Energy Corp.	14,092	$295,227
Chevron Corp.	43,416	2,946,210
ConocoPhillips	32,142	1,577,851
Consol Energy, Inc.	4,751	160,394
Denbury Resources, Inc.*	8,545	125,099
Devon Energy Corp.	9,659	588,426
El Paso Corp.	15,149	168,305
EOG Resources, Inc.	5,461	537,199
Exxon Mobil Corp.	110,608	6,312,382
Hess Corp.	6,296	316,941
Marathon Oil Corp.	15,299	475,646
Massey Energy Co.	2,161	59,103
Murphy Oil Corp.	4,132	204,741
Noble Energy, Inc.	3,772	227,565
Occidental Petroleum Corp.	17,553	1,354,214
Peabody Energy Corp.	5,810	227,345
Pioneer Natural Resources Co.	2,498	148,506
QEP Resources, Inc.*	3,640	112,221
Range Resources Corp.	3,441	138,156
Southwestern Energy Co.*	7,483	289,143
Spectra Energy Corp.	13,991	280,799
Sunoco, Inc.	2,531	88,003
Tesoro Corp.	2,957	34,508
Valero Energy Corp.	12,210	219,536
Williams Co.'s, Inc.	12,614	230,584
		18,188,599

Paper & Forest Products - 0.2%
International Paper Co.	9,363	211,884
MeadWestvaco Corp.	3,704	82,229
Weyerhaeuser Co.	4,570	160,864
		454,977

Personal Products - 0.2%
Avon Products, Inc.	9,242	244,913
Estee Lauder Co.'s, Inc.	2,556	142,446
		387,359

Pharmaceuticals - 6.0%
Abbott Laboratories, Inc.	33,399	1,562,405
Allergan, Inc.	6,648	387,312
Bristol-Myers Squibb Co.	37,056	924,177
Eli Lilly & Co.	21,937	734,890
Forest Laboratories, Inc.*	6,539	179,365
Johnson & Johnson	59,658	3,523,401
King Pharmaceuticals, Inc.*	5,217	39,597
Merck & Co., Inc.	67,449	2,358,692
Mylan, Inc.*	6,630	112,975
Pfizer, Inc.	174,460	2,487,800
Watson Pharmaceuticals, Inc.*	2,307	93,595
		12,404,209

Equity Securities - Cont'd	Shares	Value
Professional Services - 0.1%
Dun & Bradstreet Corp.	1,112	$74,638
Equifax, Inc.	2,732	76,660
Robert Half International, Inc.	3,213	75,666
		226,964

Real Estate Investment Trusts - 1.3%
Apartment Investment & Management Co.	2,364	45,791
AvalonBay Communities, Inc.	1,764	164,705
Boston Properties, Inc.	3,002	214,163
Equity Residential	6,094	253,754
HCP, Inc.	6,353	204,884
Health Care REIT, Inc.	2,674	112,629
Host Hotels & Resorts, Inc.	14,121	190,351
Kimco Realty Corp.	8,770	117,869
Plum Creek Timber Co., Inc.	3,525	121,718
ProLogis	10,252	103,853
Public Storage	2,933	257,840
Simon Property Group, Inc.	6,267	506,060
Ventas, Inc.	3,388	159,066
Vornado Realty Trust	3,407	248,541
		2,701,224

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	5,844	79,537

Road & Rail - 0.8%
CSX Corp.	8,430	418,381
Norfolk Southern Corp.	7,994	424,082
Ryder System, Inc.	1,155	46,465
Union Pacific Corp.	10,922	759,188
		1,648,116

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	12,218	89,436
Altera Corp.	6,431	159,553
Analog Devices, Inc.	6,437	179,335
Applied Materials, Inc.	29,050	349,181
Broadcom Corp.	9,321	307,313
Intel Corp.	120,351	2,340,827
KLA-Tencor Corp.	3,720	103,714
Linear Technology Corp.	4,832	134,378
LSI Corp.*	14,193	65,288
MEMC Electronic Materials, Inc.*	4,916	48,570
Microchip Technology, Inc.	3,983	110,488
Micron Technology, Inc.*	18,390	156,131
National Semiconductor Corp.	5,138	69,157
Novellus Systems, Inc.*	2,037	51,658
NVIDIA Corp.*	12,003	122,551
Teradyne, Inc.*	3,535	34,466
Texas Instruments, Inc.	26,446	615,663
Xilinx, Inc.	5,980	151,055
		5,088,764

Equity Securities - Cont'd	Shares	Value
Software - 3.7%
Adobe Systems, Inc.*	11,332	$299,505
Autodesk, Inc.*	4,966	120,972
BMC Software, Inc.*	3,948	136,719
CA, Inc.	8,548	157,283
Citrix Systems, Inc.*	3,975	167,864
Compuware Corp.*	4,553	36,333
Electronic Arts, Inc.*	7,062	101,693
Intuit, Inc.*	6,787	235,984
McAfee, Inc.*	3,431	105,400
Microsoft Corp.	164,947	3,795,430
Novell, Inc.*	7,081	40,220
Oracle Corp.	84,497	1,813,306
Red Hat, Inc.*	4,234	122,532
Salesforce.com, Inc.*	2,448	210,087
Symantec Corp.*	17,424	241,845
		7,585,173

Specialty Retail - 2.0%
Abercrombie & Fitch Co.	1,859	57,053
AutoNation, Inc.*	1,954	38,103
AutoZone, Inc.*	638	123,274
Bed Bath & Beyond, Inc.*	5,664	210,021
Best Buy Co., Inc.	7,408	250,835
CarMax, Inc.*	4,745	94,425
GameStop Corp.*	3,483	65,445
Gap, Inc.	9,713	189,015
Home Depot, Inc.	36,359	1,020,597
Limited Brands, Inc.	5,781	127,587
Lowe's Co.'s, Inc.	30,925	631,488
Office Depot, Inc.*	5,940	23,998
O'Reilly Automotive, Inc.*	2,974	141,443
RadioShack Corp.	2,709	52,853
Ross Stores, Inc.	2,678	142,711
Staples, Inc.	15,759	300,209
Tiffany & Co.	2,690	101,978
TJX Co.'s, Inc.	8,828	370,335
Urban Outfitters, Inc.*	2,805	96,464
		4,037,834

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	6,602	241,303
Nike, Inc., Class B	8,430	569,447
Polo Ralph Lauren Corp.	1,428	104,187
VF Corp.	1,913	136,167
		1,051,104

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,244	125,387
People's United Financial, Inc.	8,022	108,297
		233,684

Equity Securities - Cont'd	Shares	Value
Tobacco - 1.5%
Altria Group, Inc.	44,955	$900,898
Lorillard, Inc.	3,349	241,061
Philip Morris International, Inc.	40,070	1,836,809
Reynolds American, Inc.	3,655	190,499
		3,169,267

Trading Companies & Distributors - 0.1%
Fastenal Co.	2,837	142,389
W.W. Grainger, Inc.	1,331	132,368
		274,757

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	8,703	387,284
MetroPCS Communications, Inc.*	5,643	46,216
Sprint Nextel Corp.*	64,363	272,899
		706,399

Total Equity Securities (Cost $211,575,178)		201,481,489

Exchange Traded Funds - 0.8%
SPDR Trust Series 1	16,200	1,672,164

Total Exchange Traded Funds (Cost $1,929,044)		1,672,164

	Principal
U.S. Treasury - 0.4%	Amount
United States Treasury Bills, 7/8/10^	$800,000	799,978

Total U.S. Treasury (Cost $799,978)		799,978

Time Deposit - 1.0%
State Street Corp. Time Deposit, 0.01%, 7/1/10	2,149,293	2,149,293

Total Time Deposit (Cost $2,149,293)		2,149,293

TOTAL INVESTMENTS (Cost $216,453,493) - 99.9%		206,102,924
Other assets and liabilities, net - 0.1%		189,667
Net Assets - 100%		$206,292,591
Net Assets Consist of:
Paid-in capital applicable to 3,094,521 shares of common stock outstanding; $0.10 par value, 30,000,000 shares authorized		$226,386,483
Undistributed net investment income		2,251,072
Accumulated net realized gain (loss) on investments		(11,811,234)
Net unrealized appreciation (depreciation) on investments		(10,533,730)

Net Assets		$206,292,591

Net Asset Value Per Share		$66.66

Futures	Number of Contracts	Expiration Date	Underlying Face Amount At Value	Unrealized Appreciation (Depreciation)
Purchased:
E-Mini S&P 500 Index^	11	9/10	$564,630	($33,956)
S&P 500 Index^	10	9/10	2,566,500	(149,205)
Total Purchased				($183,161)

^ Futures collateralized by 800,000 units of U.S. Treasury Bills.

* Non-income producing security.

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income	$2,240,077
Interest income	1,595
Total investment income	2,241,672

Expenses:
Investment advisory fee	289,671
Transfer agency fees and expenses	1,035
Accounting fees	18,446
Directors' fees and expenses	15,645
Administrative fees	115,869
Custodian fees	26,391
Reports to shareholders	37,235
Professional fees	21,267
Miscellaneous	21,492
Total expenses	547,051
Reimbursement from Advisor	(106,452)
Fees paid indirectly	(299)
Net expenses	440,300

Net Investment Income	1,801,372

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	3,010,911
Futures	(612,594)
2,398,317

Change in unrealized appreciation (depreciation) on:
Investments	(18,673,089)
Futures	(295,562)
(18,968,651)

Net Realized and Unrealized Gain
(Loss)	(16,570,334)

Increase (Decrease) in Net Assets
Resulting From Operations	($14,768,962)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$1,801,372	$4,258,478
Net realized gain (loss) on investments	2,398,317	9,875,911
Change in unrealized appreciation (depreciation)	(18,968,651)	37,336,063

Increase (Decrease) in Net Assets
Resulting From Operations	(14,768,962)	51,470,452

Distributions to shareholders from:
Net investment income	--	(4,209,282)
Net realized gain	--	(2,915,695)
Total distributions	--	(7,124,977)

Capital share transactions:
Shares sold	5,459,195	21,427,150
Reinvestment of distributions	--	7,124,975
Shares redeemed	(22,474,799)	(48,444,184)
Total capital share transactions	(17,015,604)	(19,892,059)

Total Increase (Decrease) In Net Assets	(31,784,566)	24,453,416

Net Assets
Beginning of period	238,077,157	213,623,741
End of period (including undistributed net investment
income of $2,251,072 and $449,700, respectively)	$206,292,591	$238,077,157

Capital Share Activity
Shares sold	75,293	356,748
Shares reinvested	--	98,615
Shares redeemed	(309,522)	(781,868)
Total capital share activity	(234,229)	(326,505)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: The Calvert VP S&P 500 Index Portfolio (the "Portfolio"), formerly known as Summit S&P 500 Index Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date.

These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$201,481,489	--	--	$201,481,489
U.S. government obligations	--	$799,978	--	799,978
Exchange traded funds	1,672,164	--	--	1,672,164
Other debt obligations	--	2,149,293	--	2,149,293
TOTAL	$203,153,653	$2,949,271	--	$206,102,924

Other financial instruments**	($183,161)	--	--	($183,161)

* For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .25% of the Portfolio's average daily net assets. Under the terms of the agreement, $44,814 was payable at period end. In addition, $14,968 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .38%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $17,926 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $44 for the six months ended June 30, 2010. Under the terms of the agreement, $7 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $9,032,808 and $18,577,398, respectively.

Capital Loss Carryforwards
Expiration Date
31-Dec-10	$2,110,080
31-Dec-11	960,576
31-Dec-12	2,529,937
31-Dec-13	1,687,669
31-Dec-15	2,330,473
31-Dec-16	280,386
31-Dec-17	2,509,534

The Portfolio's use of capital loss carryforwards may be limited under certain tax provisions.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$34,792,190
Unrealized (depreciation)	(52,676,433)
Net unrealized appreciation/(depreciation)	($17,884,243)
Federal income tax cost of investments	$223,987,167

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$101,780	1.51%	$1,492,484	June 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008
Net asset value, beginning	$71.52	$58.44	$97.44
Income from investment operations
Net investment income	.59	1.33	1.44
Net realized and unrealized gain (loss)	(5.45)	13.95	(36.76)
Total from investment operations	(4.86)	15.28	(35.32)
Distributions from
Net investment income	--	(1.30)	(2.60)
Net realized gain	--	(.90)	(1.08)
Total distributions	--	(2.20)	(3.68)
Total increase (decrease) in net asset value	(4.86)	13.08	(39.00)
Net asset value, ending	$66.66	$71.52	$58.44

Total return*	(6.80%)	26.11%	(37.10%)
Ratios to average net assets: A
Net investment income	1.55% (a)	1.98%	2.00%
Total expenses	.47% (a)	.46%	.47%
Expenses before offsets	.38% (a)	.38%	.39%
Net expenses	.38% (a)	.38%	.39%
Portfolio turnover	4%	9%	7%
Net assets, ending (in thousands)	$206,293	$238,077	$213,624

		Years Ended
	December 31,	December 31,	December 31,
	2007	2006	2005
Net asset value, beginning	$94.19	$82.85	$80.48
Income from investment operations
Net investment income	1.52	1.40	1.17
Net realized and unrealized gain (loss)	3.31	11.19	2.39
Total from investment operations	4.83	12.59	3.56
Distributions from
Net investment income	(1.42)	(1.25)	(1.19)
Net realized gain	(.16)	--	--
Total distributions	(1.58)	(1.25)	(1.19)
Total increase (decrease) in net asset value	3.25	11.34	2.37
Net asset value, ending	$97.44	$94.19	$82.85

Total return*	5.16%	15.36%	4.52%
Ratios to average net assets: A
Net investment income	1.59%	1.56%	1.49%
Total expenses	.45%	.43%	.49%
Expenses before offsets	.39%	.39%	.39%
Net expenses	.39%	.39%	.39%
Portfolio turnover	3%	3%	6%
Net assets, ending (in thousands)	$302,821	$309,019	$290,666

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP S&P MidCap 400 Index Portfolio
(formerly, Summit S&P MidCap 400 Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
20	Statement of Operations
21	Statements of Changes in Net Assets
22	Notes to Financial Statements
28	Financial Highlights
31	Explanation of Financial Tables
32	Proxy Voting and Availability of Quarterly Portfolio Holdings

Calvert VP S&P Midcap 400 Index Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing

Calvert VP S&P MidCap 400 Index Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
	Class I	Class F**
Six month***	-1.66%	-1.78%
One year	24.06%	23.83%
Five year	1.59%	1.38%
Ten year	4.64%	4.38%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

**Prior to October 1, 2007, Class F share performance is based on Class I performance. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The value of an investment in Class I shares is plotted in the graph. The value of an investment in another class of shares would be different.

*** Total return is not annualized for periods of one year or less.

homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments

Consumer Discretionary	13.1%
Consumer Staples	3.6%
Energy	5.5%
Exchange Traded Funds	0.8%
Financials	19.8%
Government	0.3%
Health Care	11.4%
Industrials	13.9%
Information Technology	14.9%
Materials	6.3%
Telecommunication Services	0.8%
Time Deposit	3.5%
Utilities	6.1%

Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Class I
Actual	$1,000.00	$983.40	$2.70
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.07	$2.76

Class F
Actual	$1,000.00	$982.20	$3.88
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.88	$3.96

* Expenses are equal to the Fund's annualized expense ratio of .55% and .79%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
June 30, 2010
Equity Securities - 96.2%	Shares	Value
Aerospace & Defense - 0.5%
Alliant Techsystems, Inc.*	5,089	$315,823
BE Aerospace, Inc.*	15,738	400,218
		716,041

Airlines - 0.4%
Airtran Holdings, Inc.*	20,826	101,006
Alaska Air Group, Inc.*	5,507	247,540
JetBlue Airways Corp.*	32,029	175,839
		524,385

Auto Components - 0.8%
BorgWarner, Inc.*	18,126	676,825
Gentex Corp.	21,475	386,120
		1,062,945

Automobiles - 0.1%
Thor Industries, Inc.	5,845	138,819
TravelCenters of America LLC (b)*	60,000	10
		138,829

Beverages - 0.3%
Hansen Natural Corp.*	10,934	427,629

Biotechnology - 1.0%
United Therapeutics Corp.*	7,568	369,394
Vertex Pharmaceuticals, Inc.*	31,134	1,024,309
		1,393,703

Building Products - 0.2%
Lennox International, Inc.	7,473	310,653

Capital Markets - 2.0%
Affiliated Managers Group, Inc.*	6,859	416,821
Apollo Investment Corp.	29,847	278,472
Eaton Vance Corp.	18,255	504,021
Greenhill & Co., Inc.	3,294	201,362
Jefferies Group, Inc.	18,769	395,651
Raymond James Financial, Inc.	15,311	378,029
SEI Investments Co.	19,879	404,736
Waddell & Reed Financial, Inc.	13,306	291,135
		2,870,227

Chemicals - 3.2%
Albemarle Corp.	14,073	558,839
Ashland, Inc.	12,087	561,079
Cabot Corp.	10,065	242,667
Cytec Industries, Inc.	7,539	301,485
Intrepid Potash, Inc.*	6,170	120,747

Equity Securities - Cont'd	Shares	Value
Chemicals - Cont'd
Lubrizol Corp.	10,503	$843,496
Minerals Technologies, Inc.	2,806	133,397
NewMarket Corp.	1,775	154,993
Olin Corp.	12,143	219,667
RPM International, Inc.	19,961	356,104
Scotts Miracle-Gro Co.	7,002	310,959
Sensient Technologies Corp.	7,624	197,690
Valspar Corp.	15,284	460,354
		4,461,477

Commercial Banks - 3.7%
Associated Banc-Corp.	26,625	326,422
BancorpSouth, Inc.	11,311	202,241
Bank of Hawaii Corp.	7,397	357,645
Cathay General Bancorp	12,089	124,879
City National Corp.	6,715	344,009
Commerce Bancshares, Inc.	11,309	407,011
Cullen/Frost Bankers, Inc.	9,322	479,151
FirstMerit Corp.	16,593	284,238
Fulton Financial Corp.	30,547	294,779
International Bancshares Corp.	7,765	129,598
PacWest Bancorp	4,523	82,816
Prosperity Bancshares, Inc.	7,178	249,435
SVB Financial Group*	6,427	264,985
Synovus Financial Corp.	120,575	306,260
TCF Financial Corp.	19,044	316,321
Trustmark Corp.	8,752	182,217
Valley National Bancorp	24,784	337,558
Webster Financial Corp.	10,271	184,262
Westamerica Bancorporation	4,515	237,128
Wilmington Trust Corp.	14,042	155,726
		5,266,681

Commercial Services & Supplies - 1.6%
Brink's Co.	7,171	136,464
Clean Harbors, Inc.*	3,520	233,763
Copart, Inc.*	10,382	371,779
Corrections Corp. of America*	17,512	334,129
Deluxe Corp.	7,906	148,238
Herman Miller, Inc.	8,770	165,490
HNI Corp.	6,739	185,929
Mine Safety Appliances Co.	4,526	112,154
Rollins, Inc.	6,724	139,120
Waste Connections, Inc.*	11,953	417,040
		2,244,106

Communications Equipment - 1.7%
ADC Telecommunications, Inc.*	14,459	107,141
Adtran, Inc.	8,368	228,195
Ciena Corp.*	13,781	174,743
CommScope, Inc.*	14,543	345,687
F5 Networks, Inc.*	12,340	846,154
Palm, Inc.*	24,697	140,526
Plantronics, Inc.	7,525	215,215

Equity Securities - Cont'd	Shares	Value
Communications Equipment - Cont'd
Polycom, Inc.*	13,119	$390,815
		2,448,476

Computers & Peripherals - 0.4%
Diebold, Inc.	10,154	276,696
NCR Corp.*	24,682	299,146
		575,842

Construction & Engineering - 1.4%
AECOM Technology Corp.*	17,660	407,240
Granite Construction, Inc.	5,042	118,890
KBR, Inc.	24,727	502,947
Shaw Group, Inc.*	12,984	444,312
URS Corp.*	12,751	501,752
		1,975,141

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	6,996	593,331

Consumer Finance - 0.2%
AmeriCredit Corp.*	14,918	271,806

Containers & Packaging - 1.7%
AptarGroup, Inc.	10,453	395,332
Greif, Inc.	5,293	293,973
Packaging Corp. of America	15,884	349,766
Rock-Tenn Co.	5,996	297,821
Silgan Holdings, Inc.	8,060	228,743
Sonoco Products Co.	15,458	471,160
Temple-Inland, Inc.	16,564	342,378
		2,379,173

Distributors - 0.3%
LKQ Corp.*	21,993	424,025

Diversified Consumer Services - 1.4%
Career Education Corp.*	10,211	235,057
Corinthian Colleges, Inc.*	13,047	128,513
ITT Educational Services, Inc.*	4,423	367,198
Matthews International Corp.	4,546	133,107
Regis Corp.	8,547	133,077
Service Corp. International	39,236	290,346
Sotheby's	10,321	236,041
Strayer Education, Inc.	2,142	445,300
		1,968,639

Diversified Financial Services - 0.3%
MSCI, Inc.*	17,910	490,734

Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	30,242	91,028
tw telecom, Inc.*	23,358	389,612
		480,640

Equity Securities - Cont'd	Shares	Value
Electric Utilities - 1.8%
Cleco Corp.	9,344	$246,775
DPL, Inc.	18,314	437,705
Great Plains Energy, Inc.	20,870	355,207
Hawaiian Electric Industries, Inc.	14,346	326,802
IDACORP, Inc.	7,406	246,398
NV Energy, Inc.	36,174	427,215
PNM Resources, Inc.	13,056	145,966
Westar Energy, Inc.	17,033	368,083
		2,554,151

Electrical Equipment - 1.5%
Acuity Brands, Inc.	6,575	239,199
AMETEK, Inc.	16,375	657,456
Hubbell, Inc., Class B	9,240	366,736
Regal-Beloit Corp.	5,928	330,664
Thomas & Betts Corp.*	8,129	282,076
Woodward Governor Co.	8,751	223,413
		2,099,544

Electronic Equipment & Instruments - 2.2%
Arrow Electronics, Inc.*	18,543	414,436
Avnet, Inc.*	23,377	563,619
Ingram Micro, Inc.*	25,466	386,829
Itron, Inc.*	6,205	383,593
National Instruments Corp.	8,713	276,899
Tech Data Corp.*	7,640	272,137
Trimble Navigation Ltd.*	18,677	522,956
Vishay Intertechnology, Inc.*	28,738	222,432
		3,042,901

Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc.*	8,730	222,790
Exterran Holdings, Inc.*	9,721	250,899
Helix Energy Solutions Group, Inc.*	13,721	147,775
Oceaneering International, Inc.*	8,490	381,201
Patterson-UTI Energy, Inc.	23,690	304,890
Pride International, Inc.*	27,040	604,074
Superior Energy Services, Inc.*	12,099	225,888
Tidewater, Inc.	7,985	309,179
Unit Corp.*	6,261	254,134
		2,700,830

Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc.*	8,251	305,369
Ruddick Corp.	6,107	189,256
		494,625

Food Products - 1.5%
Corn Products International, Inc.	11,585	351,026
Flowers Foods, Inc.	11,866	289,886
Green Mountain Coffee Roasters, Inc.*	16,207	416,520
Lancaster Colony Corp.	2,905	155,011
Ralcorp Holdings, Inc.*	8,452	463,170
Smithfield Foods, Inc.*	22,726	338,617
Tootsie Roll Industries, Inc.	4,062	96,066
		2,110,296

Equity Securities - Cont'd	Shares	Value
Gas Utilities - 2.1%
AGL Resources, Inc.	11,987	$429,374
Atmos Energy Corp.	14,342	387,808
Energen Corp.	11,068	490,644
National Fuel Gas Co.	12,614	578,730
Questar Corp.*	25,850	417,478
UGI Corp.	16,811	427,672
WGL Holdings, Inc.	7,798	265,366
		2,997,072

Health Care Equipment & Supplies - 4.1%
Beckman Coulter, Inc.	10,794	650,770
Edwards Lifesciences Corp.*	17,447	977,381
Gen-Probe, Inc.*	7,639	346,963
Hill-Rom Holdings, Inc.	9,718	295,719
Hologic, Inc.*	39,893	555,710
IDEXX Laboratories, Inc.*	8,877	540,609
Immucor, Inc.*	10,448	199,034
Kinetic Concepts, Inc.*	9,604	350,642
Masimo Corp.	8,145	193,932
ResMed, Inc.*	11,675	709,957
STERIS Corp.	9,125	283,605
Teleflex, Inc.	6,146	333,605
Thoratec Corp.*	8,827	377,178
		5,815,105

Health Care Providers & Services - 3.7%
Community Health Systems, Inc.*	14,609	493,930
Health Management Associates, Inc.*	38,545	299,495
Health Net, Inc.*	15,303	372,934
Henry Schein, Inc.*	14,069	772,388
Kindred Healthcare, Inc.*	5,848	75,088
LifePoint Hospitals, Inc.*	8,512	267,277
Lincare Holdings, Inc.*	15,302	497,468
Mednax, Inc.*	7,253	403,339
Omnicare, Inc.	18,507	438,616
Owens & Minor, Inc.	9,715	275,712
Psychiatric Solutions, Inc.*	8,803	288,034
Universal Health Services, Inc., Class B	14,953	570,457
VCA Antech, Inc.*	13,236	327,723
WellCare Health Plans, Inc.*	6,324	150,132
		5,232,593

Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc.*	8,503	275,412
Bob Evans Farms, Inc.	4,587	112,932
Boyd Gaming Corp.*	8,524	72,369
Brinker International, Inc.	15,795	228,396
Burger King Holdings, Inc.	14,207	239,246
Cheesecake Factory, Inc.*	9,301	207,040
Chipotle Mexican Grill, Inc.*	4,844	662,708
International Speedway Corp.	4,598	118,444
Life Time Fitness, Inc.*	6,429	204,378
Panera Bread Co.*	4,929	371,104
Scientific Games Corp.*	10,046	92,423
Wendy's/Arby's Group, Inc.	51,420	205,680
WMS Industries, Inc.*	8,031	315,217
		3,105,349

Equity Securities - Cont'd	Shares	Value
Household Durables - 1.6%
American Greetings Corp.	6,107	$114,567
KB Home	11,146	122,606
MDC Holdings, Inc.	5,629	151,702
Mohawk Industries, Inc.*	8,658	396,190
NVR, Inc.*	950	622,278
Ryland Group, Inc.	6,773	107,149
Toll Brothers, Inc.*	21,653	354,243
Tupperware Brands Corp.	9,728	387,661
		2,256,396

Household Products - 0.9%
Church & Dwight Co., Inc.	10,914	684,417
Energizer Holdings, Inc.*	10,784	542,219
		1,226,636

Independent Power Producers & Energy Traders - 0.0%
Dynegy, Inc.*	15,171	58,408

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	9,371	338,574

Insurance - 4.3%
American Financial Group, Inc.	11,644	318,114
Arthur J. Gallagher & Co.	15,952	388,910
Brown & Brown, Inc.	18,166	347,697
Everest Re Group Ltd.	9,072	641,572
Fidelity National Financial, Inc.	35,364	459,378
First American Financial Corp.	15,935	202,056
Hanover Insurance Group, Inc.	6,905	300,368
HCC Insurance Holdings, Inc.	17,707	438,425
Mercury General Corp.	5,335	221,082
Old Republic International Corp.	37,112	450,169
Protective Life Corp.	13,180	281,920
Reinsurance Group of America, Inc.	11,262	514,786
StanCorp Financial Group, Inc.	7,292	295,618
Transatlantic Holdings, Inc.	9,902	474,900
Unitrin, Inc.	7,478	191,437
WR Berkley Corp.	19,781	523,405
		6,049,837

Internet & Catalog Retail - 0.5%
NetFlix, Inc.*	6,357	690,688

Internet Software & Services - 0.8%
AOL, Inc.*	16,432	341,621
Digital River, Inc.*	6,101	145,875
Equinix, Inc.*	6,986	567,403
ValueClick, Inc.*	12,711	135,881
		1,190,780

Equity Securities - Cont'd	Shares	Value
IT Services - 2.7%
Acxiom Corp.*	12,269	$180,232
Alliance Data Systems Corp.*	8,215	488,957
Broadridge Financial Solutions, Inc.	20,969	399,459
Convergys Corp.*	18,513	181,613
CoreLogic, Inc.	16,025	283,001
DST Systems, Inc.	5,675	205,095
Gartner, Inc.*	9,330	216,922
Global Payments, Inc.	12,565	459,125
Hewitt Associates, Inc.*	12,753	439,468
Lender Processing Services, Inc.	14,599	457,095
Mantech International Corp.*	3,454	147,037
NeuStar, Inc.*	11,544	238,037
SRA International, Inc.*	6,610	130,019
		3,826,060

Life Sciences - Tools & Services - 1.8%
Affymetrix, Inc.*	10,922	64,440
Bio-Rad Laboratories, Inc.*	2,975	257,308
Charles River Laboratories International, Inc.*	10,192	348,668
Covance, Inc.*	9,958	511,045
Mettler-Toledo International, Inc.*	5,180	578,243
Pharmaceutical Product Development, Inc.	18,249	463,707
Techne Corp.	5,741	329,820
		2,553,231

Machinery - 5.2%
AGCO Corp.*	14,324	386,318
Bucyrus International, Inc.	12,472	591,796
Crane Co.	7,277	219,838
Donaldson Co., Inc.	11,878	506,597
Gardner Denver, Inc.	7,920	353,153
Graco, Inc.	9,331	263,041
Harsco Corp.	12,397	291,330
IDEX Corp.	12,506	357,296
Joy Global, Inc.	15,886	795,730
Kennametal, Inc.	12,585	320,037
Lincoln Electric Holdings, Inc.	6,557	334,341
Nordson Corp.	5,254	294,644
Oshkosh Corp.*	13,822	430,694
Pentair, Inc.	15,190	489,118
SPX Corp.	7,682	405,686
Terex Corp.*	16,737	313,651
Timken Co.	12,225	317,728
Trinity Industries, Inc.	12,205	216,273
Valmont Industries, Inc.	3,080	223,793
Wabtec Corp.	7,387	294,667
		7,405,731

Marine - 0.4%
Alexander & Baldwin, Inc.	6,141	182,879
Kirby Corp.*	8,320	318,240
		501,119

Equity Securities - Cont'd	Shares	Value
Media - 0.7%
DreamWorks Animation SKG, Inc.*	11,698	$333,978
Harte-Hanks, Inc.	5,900	61,655
John Wiley & Sons, Inc.	6,670	257,929
Lamar Advertising Co.*	8,241	202,069
Scholastic Corp.	3,936	94,936
		950,567

Metals & Mining - 1.0%
Carpenter Technology Corp.	6,771	222,292
Commercial Metals Co.	17,582	232,434
Reliance Steel & Aluminum Co.	9,939	359,295
Steel Dynamics, Inc.	33,341	439,768
Worthington Industries, Inc.	9,124	117,334
		1,371,123

Multiline Retail - 0.8%
99 Cents Only Stores*	6,990	103,452
Dollar Tree, Inc.*	19,566	814,533
Saks, Inc.*	24,778	188,065
		1,106,050

Multi-Utilities - 1.9%
Alliant Energy Corp.	17,056	541,357
Black Hills Corp.	5,853	166,635
MDU Resources Group, Inc.	28,967	522,275
NSTAR	16,446	575,610
OGE Energy Corp.	14,967	547,194
Vectren Corp.	12,501	295,774
		2,648,845

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,768	222,444

Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc.	25,017	495,587
Bill Barrett Corp.*	6,011	184,958
Cimarex Energy Co.	12,916	924,527
Comstock Resources, Inc.*	7,274	201,635
Forest Oil Corp.*	17,314	473,711
Frontier Oil Corp.	16,290	219,102
Mariner Energy, Inc.*	15,892	341,360
Newfield Exploration Co.*	20,540	1,003,584
Overseas Shipholding Group, Inc.	3,946	146,160
Patriot Coal Corp.*	11,231	131,964
Plains Exploration & Production Co.*	21,572	444,599
Quicksilver Resources, Inc.*	18,353	201,883
Southern Union Co.	19,166	418,969
		5,188,039

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	19,525	130,622

Equity Securities - Cont'd	Shares	Value
Personal Products - 0.5%
Alberto-Culver Co.	13,195	$357,452
NBTY, Inc.*	9,763	332,040
		689,492

Pharmaceuticals - 1.3%
Endo Pharmaceuticals Holdings, Inc.*	17,902	390,621
Medicis Pharmaceutical Corp.	8,969	196,242
Perrigo Co.	12,387	731,700
Valeant Pharmaceuticals International*	9,620	503,030
		1,821,593

Professional Services - 1.0%
Corporate Executive Board Co.	5,113	134,318
FTI Consulting, Inc.*	7,232	315,243
Korn/Ferry International*	6,834	94,993
Manpower, Inc.	12,607	544,370
Navigant Consulting, Inc.*	7,492	77,767
Towers Watson & Co.	6,339	246,270
		1,412,961

Real Estate Investment Trusts - 7.6%
Alexandria Real Estate Equities, Inc.	6,821	432,247
AMB Property Corp.	25,894	613,947
BRE Properties, Inc.	9,575	353,605
Camden Property Trust	10,139	414,178
Corporate Office Properties Trust	9,073	342,596
Cousins Properties, Inc.	15,366	103,567
Duke Realty Corp.	38,039	431,743
Equity One, Inc.	5,412	84,427
Essex Property Trust, Inc.	4,635	452,098
Federal Realty Investment Trust	9,447	663,841
Highwoods Properties, Inc.	11,023	305,998
Hospitality Properties Trust	18,999	400,879
Liberty Property Trust	17,437	503,057
Macerich Co.	19,976	745,504
Mack-Cali Realty Corp.	12,209	362,974
Nationwide Health Properties, Inc.	18,446	659,813
Omega Healthcare Investors, Inc.	14,317	285,338
Potlatch Corp.	6,152	219,811
Rayonier, Inc.	12,346	543,471
Realty Income Corp.	16,087	487,919
Regency Centers Corp.	12,594	433,234
Senior Housing Properties Trust	19,617	394,498
SL Green Realty Corp.	12,004	660,700
UDR, Inc.	24,970	477,676
Weingarten Realty Investors	16,102	306,743
		10,679,864

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	6,472	424,822

Equity Securities - Cont'd	Shares	Value
Road & Rail - 1.2%
Con-way, Inc.	8,287	$248,776
JB Hunt Transport Services, Inc.	13,528	441,960
Kansas City Southern*	15,661	569,277
Landstar System, Inc.	7,582	295,622
Werner Enterprises, Inc.	6,558	143,555
		1,699,190

Semiconductors & Semiconductor Equipment - 2.4%
Atmel Corp.*	70,935	340,488
Cree, Inc.*	16,550	993,497
Fairchild Semiconductor International, Inc.*	19,340	162,649
Integrated Device Technology, Inc.*	25,609	126,765
International Rectifier Corp.*	10,572	196,745
Intersil Corp.	19,046	230,647
Lam Research Corp.*	19,483	741,523
RF Micro Devices, Inc.*	41,729	163,160
Semtech Corp.*	9,205	150,686
Silicon Laboratories, Inc.*	7,084	287,327
		3,393,487

Software - 4.2%
ACI Worldwide, Inc.*	5,262	102,451
Advent Software, Inc.*	2,405	112,939
ANSYS, Inc.*	13,936	565,384
Cadence Design Systems, Inc.*	41,617	240,962
FactSet Research Systems, Inc.	6,392	428,200
Fair Isaac Corp.	6,906	150,482
Informatica Corp.*	14,140	337,663
Jack Henry & Associates, Inc.	13,138	313,735
Mentor Graphics Corp.*	16,449	145,574
MICROS Systems, Inc.*	12,364	394,041
Parametric Technology Corp.*	17,689	277,187
Quest Software, Inc.*	9,505	171,470
Rovi Corp.*	15,714	595,718
Solera Holdings, Inc.	10,777	390,127
Sybase, Inc.*	13,374	864,763
Synopsys, Inc.*	22,783	475,481
TIBCO Software, Inc.*	25,581	308,507
		5,874,684

Specialty Retail - 3.8%
Aaron's, Inc.	12,546	214,160
Advance Auto Parts, Inc.	13,442	674,520
Aeropostale, Inc.*	14,382	411,901
American Eagle Outfitters, Inc.	32,187	378,197
AnnTaylor Stores Corp.*	8,797	143,127
Barnes & Noble, Inc.	6,062	78,200
Chico's FAS, Inc.	27,517	271,868
Coldwater Creek, Inc.*	9,115	30,626
Collective Brands, Inc.*	9,990	157,842
Dick's Sporting Goods, Inc.*	13,903	346,046
Dress Barn, Inc.*	9,240	220,004
Foot Locker, Inc.	24,112	304,293
Guess?, Inc.	9,011	281,504

Equity Securities - Cont'd	Shares	Value
Specialty Retail - Cont'd
J Crew Group, Inc.*	8,648	$318,333
PetSmart, Inc.	18,197	549,004
Rent-A-Center, Inc.*	10,132	205,274
Tractor Supply Co.	5,596	341,188
Williams-Sonoma, Inc.	16,545	410,647
		5,336,734

Textiles, Apparel & Luxury Goods - 1.1%
Fossil, Inc.*	7,470	259,209
Hanesbrands, Inc.*	14,719	354,139
Phillips-Van Heusen Corp.	8,728	403,845
Timberland Co.*	6,588	106,396
Under Armour, Inc.*	5,854	193,943
Warnaco Group, Inc.*	6,754	244,090
		1,561,622

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	12,609	173,500
First Niagara Financial Group, Inc.	32,184	403,266
New York Community Bancorp, Inc.	67,048	1,023,823
NewAlliance Bancshares, Inc.	15,841	177,578
Washington Federal, Inc.	17,318	280,205
		2,058,372

Tobacco - 0.1%
Universal Corp.	3,674	145,784

Trading Companies & Distributors - 0.4%
GATX Corp.	7,127	190,148
MSC Industrial Direct Co.	6,818	345,400
United Rentals, Inc.*	9,300	86,676
		622,224

Water Utilities - 0.3%
Aqua America, Inc.	21,087	372,818

Wireless Telecommunication Services - 0.5%
Syniverse Holdings, Inc.*	10,735	219,531
Telephone & Data Systems, Inc.	14,143	429,806
		649,337

Total Equity Securities (Cost $140,257,816)		135,635,083

Exchange Traded Funds - 0.8%
SPDR S&P MidCap 400 Trust	9,200	1,188,272

Total Exchange Traded Funds (Cost $1,212,412)		1,188,272

	Principal
Time Deposit - 3.6%	Amount	Value
State Street Corp. Time Deposit, 0.01%, 7/1/10	$5,023,702	$5,023,702

Total Time Deposit (Cost $5,023,702)		5,023,702

U.S. Treasury - 0.3%
United States Treasury Bills, 7/8/10^	400,000	399,990

Total U.S. Treasury (Cost $399,990)		399,990

TOTAL INVESTMENTS (Cost $146,893,920) - 100.9%		142,247,047
Other assets and liabilities, net - (0.9%)		(1,229,378)
Net Assets - 100%		$141,017,669

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized:
Class I: 2,611,151		$154,073,135
Class F: 12,263		603,285
Undistributed net investment income		840,288
Accumulated net realized gain (loss) on investments		(9,535,664)
Net unrealized appreciation (depreciation) on investments		(4,963,375)

Net Assets		$141,017,669

Net Asset Value Per Share:
Class I (based on net assets of $140,354,028)		$53.75
Class F (based on net assets of $663,641)		$54.12
Futures	Number Of Contracts	Expiration Date	Underlying Face Amount At Value	Unrealized Appreciation (Depreciation)
Purchased:
E-Mini S&P 400 Index^	62	9/10	$4,402,000	($316,502)

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 400,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:

LLC: Limited Liability Corporation

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Interest income	$1,499
Dividend income	860,676
Total investment income	862,175

Expenses:
Investment advisory fee	181,187
Transfer agency fees and expenses	1,846
Administrative fees	60,396
Distribution Plan expenses:
Class F	602
Directors' fees and expenses	8,451
Custodian fees	19,974
Reports to shareholders	53,548
Professional fees	25,358
Accounting fees	10,187
Contract services	17,494
Miscellaneous	3,229
Total expenses	382,272
Reimbursement from Advisor:
Class I	(48,214)
Class F	(918)
Fees paid indirectly	(241)
Net expenses	332,899

Net Investment Income	529,276

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,113,557
Futures	199,191
2,312,748

Change in unrealized appreciation (depreciation) on:
Investments	(10,019,100)
Futures	(456,034)
(10,475,134)

Net Realized and Unrealized Gain
(Loss)	(8,162,386)

Increase (Decrease) in Net Assets
Resulting From Operations	($7,633,110)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$529,276	$1,132,265
Net realized gain (loss)	2,312,748	684,937
Change in unrealized appreciation or (depreciation)	(10,475,134)	27,505,346

Increase (Decrease) in Net Assets
Resulting From Operations	(7,633,110)	29,322,548

Distributions to shareholders from:
Net investment income:
Class I shares	--	(808,995)
Class F shares	--	(2,174)
Total distributions	--	(811,169)

Capital share transactions:
Shares sold:
Class I shares	15,215,929	10,586,679
Class F shares	286,073	440,988
Shares issued from merger (See Note F):
Class I shares	40,248,159	--
Reinvestment of distributions:
Class I shares	--	808,993
Class F shares	--	2,174
Shares redeemed:
Class I shares	(11,325,797)	(20,604,871)
Class F shares	(121,411)	(166,966)
Total capital share transactions	44,302,953	(8,933,003)

Total Increase (Decrease) in Net Assets	36,669,843	19,578,376

Net Assets
Beginning of period	104,347,826	84,769,450
End of period (including undistributed net investment income
of $840,288 and $311,012, respectively)	$141,017,669	$104,347,826

Capital Share Activity
Shares sold:
Class I shares	261,205	241,201
Class F shares	4,917	10,071
Shares issued from merger (See Note F):
Class I shares	648,641	--
Reinvestment of distributions:
Class I shares	--	14,611
Class F shares	--	39
Shares redeemed:
Class I shares	(198,137)	(452,512)
Class F shares	(2,149)	(3,176)
Total capital share activity	714,477	(189,766)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP S&P MidCap 400 Index Portfolio (the "Portfolio"), formerly known as Summit S&P MidCap 400 Index Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, securities valued at $10, or 0.0% of net assets were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities**	$135,635,073	--	$10	$135,635,083
Exchange traded funds	1,188,272	--	--	1,188,272
U.S. government obligations	--	$399,990	--	399,990
Other debt obligations	--	5,023,702	--	5,023,702
TOTAL	$136,823,345	$5,423,692	$10*	$142,247,047

Other financial instruments***	($316,502)	--	--	($316,502)

* Level 3 securities represent 0.0% of net assets.

** For further breakdown of equity securities by industry type, please refer to the Statement of Net Assets.

***Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio's average daily net assets. Under the terms of the agreement, $36,018 was payable at period end. In addition, $22,922 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .55% and .79% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $12,006 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed 0.20% annually of average daily net assets of Class F. Under the terms of the agreement, $112 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $105 for the six months ended June 30, 2010. Under the terms of the agreement, $18 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $16,130,739 and $11,215,260.

Capital Loss Carryforward
Expiration Date

31-Dec-16             $11,276,152

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$14,376,478
Unrealized (depreciation)	(19,588,512)
Net unrealized appreciation/(depreciation)	($5,212,034)
Federal income tax cost of investments	$147,459,081

Note D -- Line Of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$32,757	1.50%	$624,717	May 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements presented.

Note F -- Reorganization

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas MidCap Growth Portfolio ("Ameritas MidCap") for shares of the acquiring portfolio, Calvert Variable Products, Inc., S&P MidCap 400 Index Portfolio ("S&P MidCap 400") and the assumption of the liabilities of Ameritas MidCap. Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:
Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Ameritas MidCap	1,607,954	S&P MidCap 400	648,641	$40,248,159

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Ameritas Midcap were carried forward to align ongoing reporting of S&P MidCap 400's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:
Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
Ameritas MidCap	$40,248,159	$5,524,698	S&P MidCap 400	$117,174,063

Assuming the acquisition had been completed on January 1, 2010, S&P MidCap 400's results of operations for the six months ended June 30, 2010 would have been as follows:
Net investment income	$571,342	(a)
Net realized and change in unrealized gain (loss) on investments	($3,370,885)	(b)
Net increase (decrease) in assets from operations	($2,799,543)

Because S&P MidCap 400 and Ameritas MidCap sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Ameritas MidCap that have been included in S&P MidCap 400's Statement of Operations since April 30, 2010.

(a) $529,276, as reported, plus $42,066 from Ameritas MidCap pre-merger.

(b) ($8,162,386), as reported, plus $4,791,501 from Ameritas MidCap pre-merger.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class I Shares	2010 (z)	2009	2008 (z)
Net asset value, beginning	$54.66	$40.39	$70.69
Income from investment operations
Net investment income	.24	.60	.72
Net realized and unrealized gain (loss)	(1.15)	14.10	(24.89)
Total from investment operations	(.91)	14.70	(24.17)
Distributions from
Net investment income	--	(.43)	(1.26)
Net realized gain	--	--	(4.87)
Total distributions	--	(.43)	(6.13)
Total increase (decrease) in net asset value	(.91)	14.27	(30.30)
Net asset value, ending	$53.75	$54.66	$40.39

Total return*	(1.66%)	36.38%	(36.63%)
Ratios to average net assets: A
Net investment income	.88% (a)	1.25%	1.27%
Total expenses	.63% (a)	.57%	.55%
Expenses before offsets	.55% (a)	.55%	.55%
Net expenses	.55% (a)	.55%	.55%
Portfolio turnover	10%	16%	22%
Net assets, ending (in thousands)	$140,354	$103,825	$84,665

		Years Ended
	December 31,	December 31,	December 31,
Class I Shares	2007	2006	2005
Net asset value, beginning	$69.23	$66.08	$60.76
Income from investment operations
Net investment income	.67	.67	.52
Net realized and unrealized gain (loss)	4.44	5.64	6.50
Total from investment operations	5.11	6.31	7.02
Distributions from
Net investment income	(.66)	(.59)	(.33)
Net realized gain	(2.99)	(2.57)	(1.37)
Total distributions	(3.65)	(3.16)	(1.70)
Total increase (decrease) in net asset value	1.46	3.15	5.32
Net asset value, ending	$70.69	$69.23	$66.08

Total return*	7.38%	9.72%	11.94%
Ratios to average net assets: A
Net investment income	1.11%	1.15%	.91%
Total expenses	.52%	.52%	.54%
Expenses before offsets	.52%	.52%	.54%
Net expenses	.52%	.52%	.54%
Portfolio turnover	23%	14%	19%
Net assets, ending (in thousands)	$172,221	$144,136	$127,372

See notes to financial highlights.

Financial Highlights
	Periods Ended
	June 30,	December 31,
Class F Shares	2010 (z)	2009
Net asset value, beginning	$55.10	$40.65
Income from investment operations
Net investment income	.18	.43
Net realized and unrealized gain (loss)	(1.16)	14.25
Total from investment operations	(.98)	14.68
Distributions from
Net investment income	--	(.23)
Net realized gain	--	--
Total distributions	--	(.23)
Total increase (decrease) in net asset value	(.98)	14.45
Net asset value, ending	$54.12	$55.10

Total return*	(1.78%)	36.12%
Ratios to average net assets: A
Net investment income	.63% (a)	.98%
Total expenses	1.10% (a)	1.90%
Expenses before offsets	.79% (a)	.79%
Net expenses	.79% (a)	.79%
Portfolio turnover	10%	16%
Net assets, ending (in thousands)	$664	$523

	Periods Ended
	December 31,	December 31,
Class F Shares	2008 (z)	2007^
Net asset value, beginning	$70.66	$73.77
Income from investment operations
Net investment income	.66	.16
Net realized and unrealized gain (loss)	(24.90)	(3.27)
Total from investment operations	(24.24)	(3.11)
Distributions from
Net investment income	(.90)	--
Net realized gain	(4.87)	--
Total distributions	(5.77)	--
Total increase (decrease) in net asset value	(30.01)	(3.11)
Net asset value, ending	$40.65	$70.66

Total return*	(36.76%)	(4.21%)
Ratios to average net assets: A
Net investment income	1.26%	.89% (a)
Total expenses	.79%	.71% (a)
Expenses before offsets	.78%	.71% (a)
Net expenses	.78%	.71% (a)
Portfolio turnover	22%	23%
Net assets, ending (in thousands)	$104	$1

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

* Total return is not annualized for periods less than one year.

^ From October 1, 2007 inception.

(z) Per share figures calculated using the Average Share Method.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP
Balanced Index Portfolio

(formerly, Summit Balanced Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
24	Statement of Operations
25	Statements of Changes in Net Assets
26	Notes to Financial Statements
31	Financial Highlights
33	Explanation of Financial Tables
34	Proxy Voting
35	Availability of Quarterly Portfolio Holdings

Calvert VP Balanced Index Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would remain low for an "extended period."2 By the end of June, lending rates signaled that the market did not expect the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies.

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. All 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Calvert VP Balanced Index Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month****	-1.74%
One year	12.48%
Five year	2.22%
Ten year	1.57%

* Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

** In December 2009 the Portfolio changed its broad-based benchmark in order to adopt an index that is not blended. The Portfolio also continues to show the Calvert VP Balanced Index Composite because it is more consistent with the Portfolio's construction process and represents a more accurate reflection of the Portfolio's anticipated risk and return patterns.

*** 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

****Total return is not annualized for periods of one year or less.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Toward the end of the reporting period, investors globally once again became more risk averse and flocked to low-yielding, liquid US Treasuries--driving yields down. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%.3

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant. But in our opinion, a slowdown in China is of more immediate concern than one in Europe.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our bond allocations shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view the correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.
% of Total Investments
Asset Allocation	(at 6.30.10)
Equity Investments	54%
Fixed Income Investments	42%
Time Deposit	4%
Total	100%

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Federal Open Market Committee

3. Interest rate data sources: Bloomberg and Federal Reserve

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$982.60	$2.95
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.82	$3.01

* Expenses are equal to the Fund's annualized expense ratio of .60%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
JUNE 30, 2010
Equity Securities - 54.4%	Shares	Value
Aerospace & Defense - 1.6%
Boeing Co.	647	$40,599
General Dynamics Corp.	329	19,266
Goodrich Corp.	106	7,023
Honeywell International, Inc.	653	25,487
ITT Corp.	144	6,468
L-3 Communications Holdings, Inc.	99	7,013
Lockheed Martin Corp.	265	19,743
Northrop Grumman Corp.	257	13,991
Precision Castparts Corp.	112	11,527
Raytheon Co.	325	15,727
Rockwell Collins, Inc.	133	7,066
United Technologies Corp.	795	51,603
		225,513

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	142	7,904
Expeditors International of Washington, Inc.	192	6,626
FedEx Corp.	267	18,719
United Parcel Service, Inc., Class B	844	48,015
		81,264

Airlines - 0.0%
Southwest Airlines Co.	584	6,488

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	191	1,899
Johnson Controls, Inc.	573	15,396
		17,295

Automobiles - 0.2%
Ford Motor Co.*	2,902	29,252
Harley-Davidson, Inc.	212	4,713
		33,965

Beverages - 1.4%
Brown-Forman Corp., Class B	93	5,323
Coca-Cola Co.	1,965	98,486
Coca-Cola Enterprises, Inc.	287	7,422
Constellation Brands, Inc.*	157	2,452
Dr Pepper Snapple Group, Inc.	200	7,478
Molson Coors Brewing Co., Class B	125	5,295
PepsiCo, Inc.	1,374	83,745
		210,201

Equity Securities - Cont'd	Shares	Value
Biotechnology - 0.8%
Amgen, Inc.*	816	$42,922
Biogen Idec, Inc.*	228	10,819
Celgene Corp.*	393	19,972
Cephalon, Inc.*	64	3,632
Genzyme Corp.*	225	11,423
Gilead Sciences, Inc.*	758	25,984
		114,752

Building Products - 0.0%
Masco Corp.	325	3,497

Capital Markets - 1.3%
Ameriprise Financial, Inc.	216	7,804
Bank of New York Mellon Corp.	1,033	25,505
Charles Schwab Corp.	805	11,415
E*Trade Financial Corp.*	140	1,655
Federated Investors, Inc., Class B	103	2,133
Franklin Resources, Inc.	117	10,084
Goldman Sachs Group, Inc.	439	57,628
Invesco Ltd.	398	6,698
Janus Capital Group, Inc.	163	1,447
Legg Mason, Inc.	153	4,289
Morgan Stanley	1,191	27,643
Northern Trust Corp.	190	8,873
State Street Corp.	427	14,441
T. Rowe Price Group, Inc.	204	9,056
		188,671

Chemicals - 1.0%
Air Products & Chemicals, Inc.	167	10,823
Airgas, Inc.	65	4,043
CF Industries Holdings, Inc.	63	3,997
Dow Chemical Co.	984	23,340
Eastman Chemical Co.	58	3,095
Ecolab, Inc.	186	8,353
EI Du Pont de Nemours & Co.	772	26,704
FMC Corp.	57	3,274
International Flavors & Fragrances, Inc.	67	2,842
Monsanto Co.	465	21,492
PPG Industries, Inc.	131	7,914
Praxair, Inc.	261	19,833
Sherwin-Williams Co.	79	5,466
Sigma-Aldrich Corp.	96	4,784
		145,960

Commercial Banks - 1.7%
BB&T Corp.	590	15,523
Comerica, Inc.	137	5,046
Fifth Third Bancorp	672	8,259
First Horizon National Corp.*	205	2,343
Huntington Bancshares, Inc.	638	3,534
KeyCorp	798	6,137

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
M&T Bank Corp.	75	$6,371
Marshall & Ilsley Corp.	470	3,375
PNC Financial Services Group, Inc.	448	25,312
Regions Financial Corp.	1,004	6,606
SunTrust Banks, Inc.	427	9,949
US Bancorp	1,633	36,497
Wells Fargo & Co.	4,439	113,638
Zions Bancorporation	115	2,481
		245,071

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	102	3,277
Cintas Corp.	104	2,493
Iron Mountain, Inc.	163	3,661
Pitney Bowes, Inc.	163	3,579
Republic Services, Inc.	255	7,581
RR Donnelley & Sons Co.	202	3,307
Stericycle, Inc.*	77	5,050
Waste Management, Inc.	381	11,922
		40,870

Communications Equipment - 1.2%
Cisco Systems, Inc.*	4,865	103,673
Harris Corp.	103	4,290
JDS Uniphase Corp.*	189	1,860
Juniper Networks, Inc.*	413	9,425
Motorola, Inc.*	1,980	12,909
QUALCOMM, Inc.	1,397	45,877
Tellabs, Inc.	389	2,486
		180,520

Computers & Peripherals - 2.5%
Apple, Inc.*	778	195,690
Dell, Inc.*	1,468	17,704
EMC Corp.*	1,751	32,043
Hewlett-Packard Co.	1,989	86,084
Lexmark International, Inc.*	66	2,180
NetApp, Inc.*	287	10,708
QLogic Corp.*	90	1,496
SanDisk Corp.*	180	7,573
Teradata Corp.*	144	4,389
Western Digital Corp.*	203	6,123
		363,990

Construction & Engineering - 0.1%
Fluor Corp.	152	6,460
Jacobs Engineering Group, Inc.*	98	3,571
Quanta Services, Inc.*	166	3,428
		13,459

Construction Materials - 0.0%
Vulcan Materials Co.	113	4,953

Equity Securities - Cont'd	Shares	Value
Consumer Finance - 0.5%
American Express Co.	1,023	$40,613
Capital One Financial Corp.	389	15,677
Discover Financial Services	428	5,983
SLM Corp.*	381	3,959
		66,232

Containers & Packaging - 0.1%
Ball Corp.	74	3,910
Bemis Co., Inc.	86	2,322
Owens-Illinois, Inc.*	153	4,047
Pactiv Corp.*	139	3,871
Sealed Air Corp.	156	3,076
		17,226

Distributors - 0.0%
Genuine Parts Co.	125	4,931

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	111	4,714
DeVry, Inc.	53	2,782
H&R Block, Inc.	264	4,142
		11,638

Diversified Financial Services - 2.5%
Bank of America Corp.	8,547	122,820
Citigroup, Inc.*	19,257	72,406
CME Group, Inc.	53	14,922
IntercontinentalExchange, Inc.*	62	7,008
JPMorgan Chase & Co.	3,390	124,108
Leucadia National Corp.*	149	2,907
Moody's Corp.	193	3,845
NYSE Euronext	235	6,493
The NASDAQ OMX Group, Inc.*	147	2,614
		357,123

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	5,034	121,772
CenturyTel, Inc.	252	8,394
Frontier Communications Corp.	306	2,176
Qwest Communications International, Inc.	1,255	6,589
Verizon Communications, Inc.	2,408	67,472
Windstream Corp.	428	4,520
		210,923

Electric Utilities - 1.1%
Allegheny Energy, Inc.	167	3,454
American Electric Power Co., Inc.	408	13,179
Duke Energy Corp.	1,119	17,904
Edison International	256	8,120
Entergy Corp.	160	11,459
Exelon Corp.	563	21,377
FirstEnergy Corp.	240	8,455

Equity Securities - Cont'd	Shares	Value
Electric Utilities - Cont'd
NextEra Energy, Inc.	353	$17,212
Northeast Utilities	172	4,383
Pepco Holdings, Inc.	200	3,136
Pinnacle West Capital Corp.	92	3,345
PPL Corp.	397	9,905
Progress Energy, Inc.	224	8,785
Southern Co.	702	23,363
		154,077

Electrical Equipment - 0.3%
Emerson Electric Co.	642	28,049
First Solar, Inc.*	39	4,439
Rockwell Automation, Inc.	121	5,940
Roper Industries, Inc.	85	4,757
		43,185

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	292	8,302
Amphenol Corp.	145	5,696
Corning, Inc.	1,330	21,480
FLIR Systems, Inc.*	149	4,334
Jabil Circuit, Inc.	208	2,766
Molex, Inc.	134	2,444
		45,022

Energy Equipment & Services - 0.9%
Baker Hughes, Inc.	366	15,215
Cameron International Corp.*	193	6,276
Diamond Offshore Drilling, Inc.	63	3,918
FMC Technologies, Inc.*	111	5,845
Halliburton Co.	771	18,928
Helmerich & Payne, Inc.	100	3,652
Nabors Industries Ltd.*	257	4,528
National Oilwell Varco, Inc.	329	10,880
Rowan Co.'s, Inc.*	90	1,975
Schlumberger Ltd.	1,016	56,226
Smith International, Inc.	196	7,379
		134,822

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	376	20,616
CVS Caremark Corp.	1,159	33,982
Kroger Co.	511	10,062
Safeway, Inc.	306	6,016
SUPERVALU, Inc.	225	2,439
Sysco Corp.	504	14,399
Walgreen Co.	834	22,268
Wal-Mart Stores, Inc.	1,770	85,084
Whole Foods Market, Inc.*	158	5,691
		200,557

Equity Securities - Cont'd	Shares	Value
Food Products - 1.0%
Archer-Daniels-Midland Co.	548	$14,149
Campbell Soup Co.	149	5,339
ConAgra Foods, Inc.	375	8,745
Dean Foods Co.*	185	1,863
General Mills, Inc.	565	20,069
H.J. Heinz Co.	249	10,762
Hershey Co.	150	7,189
Hormel Foods Corp.	59	2,388
J.M. Smucker Co.	94	5,661
Kellogg Co.	201	10,110
Kraft Foods, Inc.	1,485	41,580
McCormick & Co., Inc.	129	4,897
Mead Johnson Nutrition Co.	161	8,069
Sara Lee Corp.	548	7,727
Tyson Foods, Inc.	240	3,934
		152,482

Gas Utilities - 0.1%
EQT Corp.	129	4,662
Nicor, Inc.	48	1,944
Oneok, Inc.	100	4,325
		10,931

Health Care Equipment & Supplies - 1.0%
Baxter International, Inc.	508	20,645
Becton Dickinson & Co.	186	12,577
Boston Scientific Corp.*	1,188	6,890
C.R. Bard, Inc.	76	5,892
CareFusion Corp.*	140	3,178
DENTSPLY International, Inc.	116	3,470
Hospira, Inc.*	146	8,388
Intuitive Surgical, Inc.*	31	9,784
Medtronic, Inc.	938	34,021
St. Jude Medical, Inc.*	256	9,239
Stryker Corp.	222	11,113
Varian Medical Systems, Inc.*	113	5,908
Zimmer Holdings, Inc.*	168	9,081
		140,186

Health Care Providers & Services - 1.2%
Aetna, Inc.	339	8,943
AmerisourceBergen Corp.	244	7,747
Cardinal Health, Inc.	284	9,545
CIGNA Corp.	231	7,175
Coventry Health Care, Inc.*	117	2,069
DaVita, Inc.*	82	5,120
Express Scripts, Inc.*	467	21,958
Humana, Inc.*	144	6,576
Laboratory Corp. of America Holdings*	90	6,781
McKesson Corp.	231	15,514
Medco Health Solutions, Inc.*	389	21,426

Equity Securities - Cont'd	Shares	Value
Health Care Providers & Services - Cont'd
Patterson Co.'s, Inc.	92	$2,625
Quest Diagnostics, Inc.	132	6,570
Tenet Healthcare Corp.*	425	1,845
UnitedHealth Group, Inc.	968	27,491
WellPoint, Inc.*	349	17,077
		168,462

Health Care Technology - 0.0%
Cerner Corp.*	60	4,553

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	341	10,312
Darden Restaurants, Inc.	110	4,273
International Game Technology	234	3,674
Marriott International, Inc.	200	5,988
McDonald's Corp.	916	60,337
Starbucks Corp.	635	15,430
Starwood Hotels & Resorts Worldwide, Inc.	158	6,546
Wyndham Worldwide Corp.	141	2,840
Wynn Resorts Ltd.	55	4,195
Yum! Brands, Inc.	398	15,538
		129,133

Household Durables - 0.2%
D.R. Horton, Inc.	271	2,664
Fortune Brands, Inc.	136	5,329
Harman International Industries, Inc.*	55	1,644
Leggett & Platt, Inc.	117	2,347
Lennar Corp.	162	2,253
Newell Rubbermaid, Inc.	219	3,206
Pulte Homes, Inc.*	310	2,567
Stanley Black & Decker, Inc.	133	6,719
Whirlpool Corp.	63	5,533
		32,262

Household Products - 1.4%
Clorox Co.	119	7,397
Colgate-Palmolive Co.	418	32,922
Kimberly-Clark Corp.	353	21,402
Procter & Gamble Co.	2,453	147,131
		208,852

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	603	5,572
Constellation Energy Group, Inc.	158	5,096
NRG Energy, Inc.*	230	4,878
		15,546

Equity Securities - Cont'd	Shares	Value
Industrial Conglomerates - 1.3%
3M Co.	607	$47,947
General Electric Co.	9,096	131,164
Textron, Inc.	215	3,649
		182,760

Insurance - 2.1%
Aflac, Inc.	400	17,068
Allstate Corp.	458	13,158
American International Group, Inc.*	106	3,651
AON Corp.	210	7,795
Assurant, Inc.	116	4,025
Berkshire Hathaway, Inc., Class B*	1,410	112,363
Chubb Corp.	259	12,953
Cincinnati Financial Corp.	160	4,139
Genworth Financial, Inc.*	413	5,398
Hartford Financial Services Group, Inc.	349	7,723
Lincoln National Corp.	262	6,364
Loews Corp.	279	9,294
Marsh & McLennan Co.'s, Inc.	419	9,449
MetLife, Inc.	699	26,394
Principal Financial Group, Inc.	278	6,516
Progressive Corp.	528	9,884
Prudential Financial, Inc.	397	21,303
Torchmark Corp.	82	4,060
Travelers Co.'s, Inc.	404	19,897
Unum Group	300	6,510
XL Group plc	269	4,307
		312,251

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	292	31,904
Expedia, Inc.	207	3,887
priceline.com, Inc.*	40	7,062
		42,853

Internet Software & Services - 0.9%
Akamai Technologies, Inc.*	156	6,329
eBay, Inc.*	969	19,002
Google, Inc.*	206	91,660
Monster Worldwide, Inc.*	152	1,771
VeriSign, Inc.*	145	3,850
Yahoo!, Inc.*	1,003	13,871
		136,483

IT Services - 1.7%
Automatic Data Processing, Inc.	429	17,272
Cognizant Technology Solutions Corp.*	255	12,765
Computer Sciences Corp.	129	5,837
Fidelity National Information Services, Inc.	260	6,973
Fiserv, Inc.*	130	5,936

Equity Securities - Cont'd	Shares	Value
IT Services - Cont'd
International Business Machines Corp.	1,092	$134,840
MasterCard, Inc.	82	16,361
Paychex, Inc.	272	7,064
SAIC, Inc.*	278	4,654
Total System Services, Inc.	178	2,421
Visa, Inc.	386	27,309
Western Union Co.	537	8,007
		249,439

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.*	338	1,467
Hasbro, Inc.	97	3,987
Mattel, Inc.	325	6,877
		12,331

Life Sciences - Tools & Services - 0.3%
Life Technologies Corp.*	151	7,146
Millipore Corp.*	47	5,013
PerkinElmer, Inc.	126	2,604
Thermo Fisher Scientific, Inc.*	350	17,168
Waters Corp.*	74	4,788
		36,719

Machinery - 0.9%
Caterpillar, Inc.	535	32,137
Cummins, Inc.	159	10,356
Danaher Corp.	448	16,630
Deere & Co.	362	20,156
Dover Corp.	158	6,603
Eaton Corp.	130	8,507
Flowserve Corp.	51	4,325
Illinois Tool Works, Inc.	330	13,622
PACCAR, Inc.	287	11,443
Pall Corp.	93	3,196
Parker Hannifin Corp.	136	7,543
Snap-on, Inc.	62	2,536
		137,054

Media - 1.7%
CBS Corp., Class B	573	7,409
Comcast Corp.	2,404	41,757
DIRECTV*	774	26,254
Discovery Communications, Inc.*	223	7,963
Gannett Co., Inc.	212	2,854
Interpublic Group of Co.'s, Inc.*	411	2,930
McGraw-Hill Co.'s, Inc.	266	7,485
Meredith Corp.	41	1,276
New York Times Co.*	111	960
News Corp.	1,920	22,963
Omnicom Group, Inc.	244	8,369
Scripps Networks Interactive, Inc.	71	2,864
Time Warner Cable, Inc.	302	15,728

Equity Securities - Cont'd	Shares	Value
Media - Cont'd
Time Warner, Inc.	971	$28,072
Viacom, Inc., Class B	517	16,218
Walt Disney Co.	1,669	52,575
Washington Post Co., Class B	6	2,463
		248,140

Metals & Mining - 0.6%
AK Steel Holding Corp.	120	1,430
Alcoa, Inc.	802	8,068
Allegheny Technologies, Inc.	83	3,668
Cliffs Natural Resources, Inc.	119	5,612
Freeport-McMoRan Copper & Gold, Inc.	402	23,770
Newmont Mining Corp.	419	25,869
Nucor Corp.	248	9,494
Titanium Metals Corp.*	100	1,759
United States Steel Corp.	126	4,857
		84,527

Multiline Retail - 0.5%
Big Lots, Inc.*	83	2,663
Family Dollar Stores, Inc.	109	4,108
J.C. Penney Co., Inc.	186	3,995
Kohl's Corp.*	262	12,445
Macy's, Inc.	356	6,372
Nordstrom, Inc.	130	4,185
Sears Holdings Corp.*	39	2,521
Target Corp.	627	30,830
		67,119

Multi-Utilities - 0.7%
Ameren Corp.	187	4,445
Centerpoint Energy, Inc.	309	4,066
CMS Energy Corp.	194	2,842
Consolidated Edison, Inc.	222	9,568
Dominion Resources, Inc.	508	19,680
DTE Energy Co.	130	5,929
Integrys Energy Group, Inc.	61	2,668
NiSource, Inc.	270	3,915
PG&E Corp.	317	13,029
Public Service Enterprise Group, Inc.	431	13,503
SCANA Corp.	109	3,898
Sempra Energy	195	9,124
TECO Energy, Inc.	168	2,532
Wisconsin Energy Corp.	92	4,668
Xcel Energy, Inc.	386	7,955
		107,822

Office Electronics - 0.1%
Xerox Corp.	1,143	9,188

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - 4.9%
Anadarko Petroleum Corp.	421	$15,194
Apache Corp.	287	24,163
Cabot Oil & Gas Corp.	102	3,195
Chesapeake Energy Corp.	513	10,747
Chevron Corp.	1,711	116,108
ConocoPhillips	1,268	62,246
Consol Energy, Inc.	194	6,549
Denbury Resources, Inc.*	353	5,168
Devon Energy Corp.	381	23,210
El Paso Corp.	634	7,044
EOG Resources, Inc.	216	21,248
Exxon Mobil Corp.	4,335	247,385
Hess Corp.	249	12,535
Marathon Oil Corp.	604	18,778
Massey Energy Co.	87	2,379
Murphy Oil Corp.	151	7,482
Noble Energy, Inc.	138	8,326
Occidental Petroleum Corp.	692	53,388
Peabody Energy Corp.	212	8,296
Pioneer Natural Resources Co.	98	5,826
QEP Resources, Inc.*	140	4,316
Range Resources Corp.	142	5,701
Southwestern Energy Co.*	272	10,510
Spectra Energy Corp.	509	10,216
Sunoco, Inc.	125	4,346
Tesoro Corp.	160	1,867
Valero Energy Corp.	444	7,983
Williams Co.'s, Inc.	459	8,391
		712,597

Paper & Forest Products - 0.1%
International Paper Co.	366	8,283
MeadWestvaco Corp.	168	3,730
Weyerhaeuser Co.	167	5,878
		17,891

Personal Products - 0.1%
Avon Products, Inc.	336	8,904
Estee Lauder Co.'s, Inc.	100	5,573
		14,477

Pharmaceuticals - 3.4%
Abbott Laboratories, Inc.	1,315	61,516
Allergan, Inc.	262	15,264
Bristol-Myers Squibb Co.	1,465	36,537
Eli Lilly & Co.	864	28,944
Forest Laboratories, Inc.*	273	7,488
Johnson & Johnson	2,350	138,791
King Pharmaceuticals, Inc.*	225	1,708
Merck & Co., Inc.	2,657	92,915
Mylan, Inc.*	241	4,106
Pfizer, Inc.	6,872	97,995
Watson Pharmaceuticals, Inc.*	96	3,895
		489,159

Equity Securities - Cont'd	Shares	Value
Professional Services - 0.1%
Dun & Bradstreet Corp.	52	$3,490
Equifax, Inc.	100	2,806
Robert Half International, Inc.	149	3,509
		9,805

Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co.	114	2,208
AvalonBay Communities, Inc.	73	6,816
Boston Properties, Inc.	110	7,847
Equity Residential	222	9,244
HCP, Inc.	231	7,450
Health Care REIT, Inc.	109	4,591
Host Hotels & Resorts, Inc.	526	7,091
Kimco Realty Corp.	364	4,892
Plum Creek Timber Co., Inc.	128	4,420
ProLogis	400	4,052
Public Storage	115	10,110
Simon Property Group, Inc.	249	20,107
Ventas, Inc.	124	5,822
Vornado Realty Trust	133	9,702
		104,352

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	250	3,403

Road & Rail - 0.4%
CSX Corp.	332	16,477
Norfolk Southern Corp.	315	16,711
Ryder System, Inc.	42	1,689
Union Pacific Corp.	431	29,959
		64,836

Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.*	511	3,740
Altera Corp.	234	5,805
Analog Devices, Inc.	264	7,355
Applied Materials, Inc.	1,144	13,751
Broadcom Corp.	339	11,177
Intel Corp.	4,740	92,193
KLA-Tencor Corp.	136	3,792
Linear Technology Corp.	176	4,895
LSI Corp.*	645	2,967
MEMC Electronic Materials, Inc.*	244	2,411
Microchip Technology, Inc.	166	4,605
Micron Technology, Inc.*	669	5,680
National Semiconductor Corp.	250	3,365
Novellus Systems, Inc.*	101	2,561
NVIDIA Corp.*	495	5,054
Teradyne, Inc.*	158	1,540
Texas Instruments, Inc.	1,041	24,234
Xilinx, Inc.	218	5,507
		200,632

Equity Securities - Cont'd	Shares	Value
Software - 2.1%
Adobe Systems, Inc.*	448	$11,841
Autodesk, Inc.*	208	5,067
BMC Software, Inc.*	155	5,368
CA, Inc.	311	5,722
Citrix Systems, Inc.*	155	6,546
Compuware Corp.*	233	1,859
Electronic Arts, Inc.*	275	3,960
Intuit, Inc.*	268	9,318
McAfee, Inc.*	142	4,362
Microsoft Corp.	6,495	149,450
Novell, Inc.*	404	2,295
Oracle Corp.	3,335	71,569
Red Hat, Inc.*	149	4,312
Salesforce.com, Inc.*	93	7,981
Symantec Corp.*	634	8,800
		298,450

Specialty Retail - 1.1%
Abercrombie & Fitch Co.	70	2,148
AutoNation, Inc.*	71	1,385
AutoZone, Inc.*	26	5,024
Bed Bath & Beyond, Inc.*	206	7,638
Best Buy Co., Inc.	270	9,142
CarMax, Inc.*	185	3,682
GameStop Corp.*	119	2,236
Gap, Inc.	374	7,278
Home Depot, Inc.	1,432	40,196
Limited Brands, Inc.	211	4,657
Lowe's Co.'s, Inc.	1,218	24,872
Office Depot, Inc.*	321	1,297
O'Reilly Automotive, Inc.*	109	5,184
RadioShack Corp.	123	2,400
Ross Stores, Inc.	114	6,075
Staples, Inc.	622	11,849
Tiffany & Co.	98	3,715
TJX Co.'s, Inc.	330	13,843
Urban Outfitters, Inc.*	120	4,127
		156,748

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	248	9,064
Nike, Inc., Class B	331	22,359
Polo Ralph Lauren Corp.	49	3,575
VF Corp.	75	5,339
		40,337

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	373	4,566
People's United Financial, Inc.	292	3,942
		8,508

Equity Securities - Cont'd	Shares	Value
Tobacco - 0.8%
Altria Group, Inc.	1,774	$35,551
Lorillard, Inc.	122	8,782
Philip Morris International, Inc.	1,578	72,335
Reynolds American, Inc.	133	6,932
		123,600

Trading Companies & Distributors - 0.1%
Fastenal Co.	104	5,220
W.W. Grainger, Inc.	54	5,370
		10,590

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	344	15,308
MetroPCS Communications, Inc.*	300	2,457
Sprint Nextel Corp.*	2,339	9,917
		27,682

Total Equity Securities (Cost $7,661,032)		7,894,365

Exchange Traded Funds - 0.5%
iShares Barclays Aggregate Bond Fund	700	75,075

Total Exchange Traded Funds (Cost $74,298)		75,075

	Principal
Commercial Mortgage-Backed Securities - 2.1%	Amount
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35 (r)	$285,000	302,816

Total Commercial Mortgage-Backed Securities (Cost $204,883)		302,816

Corporate Bonds -- 7.9%
Apache Corp., 5.625%, 1/15/17	100,000	112,648
CBS Corp., 5.75%, 4/15/20	200,000	212,960
Goldman Sachs Group, Inc., 5.35%, 1/15/16	100,000	103,459
Hospira, Inc., 6.40%, 5/15/15	100,000	113,990
Qwest Corp., 8.875%, 3/15/12	100,000	107,500
Shell International Finance BV, 4.00%, 3/21/14	100,000	105,672
Time Warner, Inc., 4.875%, 3/15/20	100,000	102,864
US Bank NA, 4.95%, 10/30/14	100,000	109,270
Wells Fargo & Co., 4.375%, 1/31/13	125,000	132,312
XTO Energy, Inc., 4.625%, 6/15/13	50,000	53,907

Total Corporate Bonds (Cost $1,080,649)		1,154,582

Time Deposit - 3.8%
State Street Corp. Time Deposit, 0.01%, 7/1/10	547,265	547,265

Total Time Deposit (Cost $547,265)		547,265

	Principal
U.S. Government Agencies and Instrumentalities - 4.8%	Amount	Value
Federal Home Loan Bank, 3.625%, 10/18/13	320,000	$343,604
Freddie Mac, 5.50%, 7/18/16	300,000	350,325

Total U.S. Government Agencies and Instrumentalities (Cost $666,350)		693,929

U.S. Government Agency Mortgage-Backed Securities - 12.0%
Fannie Mae:
7.00%, 7/1/29	50,637	56,445
6.50%, 8/1/32	45,251	50,392
5.50%, 7/1/33	157,563	169,931
6.00%, 8/1/33	89,548	98,634
5.50%, 11/1/33	252,199	271,997
7.50%, 11/1/36	67,413	74,299
Freddie Mac:
5.00%, 5/1/18	272,687	293,032
4.50%, 9/1/18	68,345	72,923
6.00%, 8/1/36	289,129	314,536
Ginnie Mae, 5.50%, 7/20/34	312,735	340,188

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,632,558)		1,742,377

U.S. Treasury - 14.3%
United States Treasury Bills, 7/8/10^	100,000	99,997
United States Treasury Bonds, 5.25%, 11/15/28	200,000	240,656
United States Treasury Notes:
1.50%, 12/31/13	125,000	126,016
2.375%, 8/31/14	250,000	258,437
2.25%, 1/31/15	325,000	332,973
5.125%, 5/15/16	250,000	291,719
3.00%, 9/30/16	200,000	208,500
3.625%, 8/15/19	160,000	169,125
3.375%, 11/15/19	335,000	346,882

Total U.S. Treasury (Cost $1,937,063)		2,074,305

TOTAL INVESTMENTS (Cost $13,804,098) - 99.8%		14,484,714
Other assets and liabilities, net - 0.2%		30,000
Net Assets - 100%		$14,514,714

Net Assets Consist of:
Paid-in capital applicable to 325,200 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$14,011,386
Undistributed net investment income		277,950
Accumulated net realized gain (loss) on investments		(421,226)
Net unrealized appreciation (depreciation) on investments		646,604

Net Assets		$14,514,714

Net Asset Value per Share		$44.63

Futures	Number of Contracts	Expiration Date	Underlying Face Amount At Value	Unrealized Appreciation (Depreciation)
Purchased:
E-Mini S&P 500 Index^	12	9/10	$615,960	($34,012)
Total Purchased				($34,012)

* Non-income producing security.

(r) The coupon rate shown on floating or adjustable rate securities represent the rate at period end.

^ Futures collateralized by 100,000 units of U.S. Treasury Bills.

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Interest income	$118,223
Dividend income (net of foreign taxes withheld of $7 )	93,964
Total investment income	212,187

Expenses:
Investment advisory fee	23,116
Administrative fees	7,705
Transfer agency fees and expenses	820
Directors' fees and expenses	1,039
Custodian fees	18,442
Accounting fees	1,246
Contract services	3,729
Reports to shareholders	2,633
Professional fees	10,576
Miscellaneous	162
Total expenses	69,468
Reimbursement from Advisor	(23,042)
Fees paid indirectly	(194)
Net expenses	46,232

Net Investment Income	165,955

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	178,884
Futures	(22,093)
156,791

Change in unrealized appreciation (depreciation) on:
Investments	(523,301)
Futures	(38,695)
(561,996)

Net Realized and Unrealized Gain
(Loss)	(405,205)

Increase (Decrease) in Net Assets
Resulting From Operations	($239,250)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$165,955	$381,184
Net realized gain (loss)	156,791	122,406
Change in unrealized appreciation (depreciation)	(561,996)	2,095,376

Increase (Decrease) in Net Assets
Resulting From Operations	(239,250)	2,598,966

Distributions to shareholders from:
Net investment income	--	(348,198)
Total distributions	--	(348,198)

Capital share transactions:
Shares sold	602,094	1,518,492
Reinvestment of distributions	--	348,196
Shares redeemed	(1,767,926)	(4,041,694)
Total capital share transactions	(1,165,832)	(2,175,006)

Total Increase (Decrease) in Net Assets	(1,405,082)	75,762

Net Assets
Beginning of period	15,919,796	15,844,034
End of period (including undistributed net investment income
of $277,950 and $111,995, respectively)	$14,514,714	$15,919,796

Capital Share Activity
Shares sold	12,952	36,816
Reinvestment of distributions	--	7,612
Shares redeemed	(38,244)	(98,053)
Total capital share activity	(25,292)	(53,625)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP Balanced Index Portfolio (the "Portfolio"), formerly known as Summit Balanced Index Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued in good faith under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	--	$302,816	--	$302,816
Corporate Bonds	--	1,154,582	--	1,154,582
Equity Securities*	$7,894,365	--	--	7,894,365
Exchanged Traded Funds	75,075	--	--	75,075
Other Debt Obligations	--	547,265	--	547,265
U.S. Government Obligations	--	4,510,611	--	4,510,611
TOTAL	$7,969,440	$6,515,274	--	$14,484,714

Other Financial Instruments**	($34,012)	--	--	($34,012)

*     For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio's average daily net assets. Under the terms of the agreement, $3,678 was payable at period end. In addition, $1,597 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,226 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2010. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. Government securities, were $3,247,360 and $3,943,411, respectively. U.S. Government security purchases and sales were $1,028,419 and $1,064,147, respectively.

Capital Loss Carryforwards
Expiration Date
31-Dec-13	$337,505
31-Dec-16	752

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$1,751,000
Unrealized (depreciation)	(1,361,115)
Net unrealized appreciation/(depreciation)	($389,885)
Federal income tax cost of investments	$14,094,829

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$382	1.52%	$17,294	April 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008
Net asset value, beginning	$45.42	$39.21	$51.62
Income from investment operations
Net investment income	.54	1.14	1.48
Net realized and unrealized gain (loss)	(1.33)	6.09	(12.45)
Total from investment operations	(.79)	7.23	(10.97)
Distributions from
Net investment income	--	(1.02)	(1.44)
Total distributions	--	(1.02)	(1.44)
Total increase (decrease) in net asset value	(.79)	6.21	(12.41)
Net asset value, ending	$44.63	$45.42	$39.21

Total return*	(1.74%)	18.41%	(21.55%)
Ratios to average net assets: A
Net investment income	2.15% (a)	2.49%	3.08%
Total expenses	.90% (a)	.92%	.86%
Expenses before offsets	.60% (a)	.60%	.60%
Net expenses	.60% (a)	.60%	.60%
Portfolio turnover	29%	53%	26%
Net assets, ending (in thousands)	$14,515	$15,920	$15,844

		Years Ended
	December 31,	December 31,	December 31,
	2007	2006	2005
Net asset value, beginning	$49.58	$45.74	$45.55
Income from investment operations
Net investment income	1.33	1.16	1.07
Net realized and unrealized gain (loss)	2.12	3.80	.28
Total from investment operations	3.45	4.96	1.35
Distributions from
Net investment income	(1.41)	(1.12)	(1.16)
Total distributions	(1.41)	(1.12)	(1.16)
Total increase (decrease) in net asset value	2.04	3.84	.19
Net asset value, ending	$51.62	$49.58	$45.74

Total return*	7.02%	11.02%	3.04%
Ratios to average net assets: A
Net investment income	2.47%	2.36%	2.25%
Total expenses	.69%	.69%	.70%
Expenses before offsets	.60%	.60%	.60%
Net expenses	.60%	.60%	.60%
Portfolio turnover	15%	21%	4%
Net assets, ending (in thousands)	$25,993	$28,784	$29,316

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

*      Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP
Nasdaq-100 Index Portfolio

(formerly, Summit Nasdaq-100 Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
20	Financial Highlights
22	Explanation of Financial Tables
23	Proxy Voting
24	Availability of Quarterly Portfolio Holdings

Calvert VP Nasdaq-100 Index Portfolio

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

Calvert VP Nasdaq-100 Index Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month**	-6.31%
One year	17.94%
Five year	3.06%
Ten year	-7.57%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

** Total return is not annualized for periods of one year or less.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments

Consumer Discretionary	13.5%
Consumer Staples	0.7%
Exchange Traded Funds	0.6%
Government	0.7%
Health Care	14.2%
Industrials	4.1%
Information Technology	58.6%
Materials	0.3%
Telecommunication Services	1.6%
Time Deposit	5.7%
Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$936.90	$3.12
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.57	$3.26

* Expenses are equal to the Fund's annualized expense ratio of .65%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
June 30, 2010
Equity Securities - 93.0%	Shares	Value
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	3,654	$203,382
Expeditors International of Washington, Inc.	4,659	160,782
		364,164

Biotechnology - 6.9%
Amgen, Inc.*	9,952	523,475
Biogen Idec, Inc.*	6,468	306,907
Celgene Corp.*	10,188	517,754
Cephalon, Inc.*	1,632	92,616
Genzyme Corp.*	7,457	378,592
Gilead Sciences, Inc.*	19,530	669,488
Vertex Pharmaceuticals, Inc.*	4,714	155,091
		2,643,923

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,598	129,458

Commercial Services & Supplies - 0.6%
Cintas Corp.	4,086	97,941
Stericycle, Inc.*	1,981	129,914
		227,855

Communications Equipment - 7.9%
Cisco Systems, Inc.*	45,502	969,648
QUALCOMM, Inc.	44,088	1,447,850
Research In Motion Ltd.*	12,431	612,351
		3,029,849

Computers & Peripherals - 20.9%
Apple, Inc.*	28,286	7,114,778
Dell, Inc.*	16,057	193,647
Logitech International SA*	3,819	51,213
NetApp, Inc.*	8,033	299,711
SanDisk Corp.*	5,211	219,227
Seagate Technology LLC*	10,827	141,184
		8,019,760

Construction & Engineering - 0.2%
Foster Wheeler AG*	2,969	62,527

Diversified Consumer Services - 0.4%
Apollo Group, Inc.*	3,417	145,120

Electrical Equipment - 0.5%
First Solar, Inc.*	1,665	189,527

Electronic Equipment & Instruments - 0.6%
Flextronics International Ltd.*	19,705	110,348
FLIR Systems, Inc.*	3,576	104,026
		214,374

Equity Securities - Cont'd	Shares	Value
Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	5,172	$283,581

Health Care Equipment & Supplies - 1.2%
DENTSPLY International, Inc.	3,131	93,648
Hologic, Inc.*	6,072	84,583
Intuitive Surgical, Inc.*	872	275,221
		453,452

Health Care Providers & Services - 1.8%
Express Scripts, Inc.*	10,903	512,659
Henry Schein, Inc.*	2,030	111,447
Patterson Co.'s, Inc.	2,624	74,863
		698,969

Health Care Technology - 0.4%
Cerner Corp.*	1,825	138,499

Hotels, Restaurants & Leisure - 2.1%
Starbucks Corp.	23,101	561,354
Wynn Resorts Ltd.	2,996	228,505
		789,859

Household Durables - 0.3%
Garmin Ltd.	4,118	120,163

Internet & Catalog Retail - 3.0%
Amazon.com, Inc.*	6,595	720,570
Expedia, Inc.	6,220	116,812
Liberty Media Corp. - Interactive*	12,205	128,152
priceline.com, Inc.*	1,119	197,548
		1,163,082

Internet Software & Services - 6.9%
Baidu.com (ADR)*	6,055	412,224
eBay, Inc.*	21,728	426,086
Google, Inc.*	3,330	1,481,684
VeriSign, Inc.*	3,837	101,872
Yahoo!, Inc.*	14,844	205,293
		2,627,159

IT Services - 3.1%
Automatic Data Processing, Inc.	7,925	319,061
Cognizant Technology Solutions Corp.*	6,504	325,590
Fiserv, Inc.*	4,255	194,283
Infosys Technologies Ltd. (ADR)	2,440	146,180
Paychex, Inc.	7,643	198,489
		1,183,603

Leisure Equipment & Products - 0.5%
Mattel, Inc.	9,293	196,640

Equity Securities - Cont'd	Shares	Value
Life Sciences - Tools & Services - 1.1%
Illumina, Inc.*	2,664	$115,964
Life Technologies Corp.*	4,119	194,623
QIAGEN NV*	5,242	100,751
		411,338

Machinery - 1.2%
Joy Global, Inc.	2,253	112,853
PACCAR, Inc.	9,117	363,495
		476,348

Media - 4.3%
Comcast Corp.	32,254	560,252
DIRECTV*	14,399	488,414
DISH Network Corp.	4,818	87,447
News Corp.	31,753	379,766
Virgin Media, Inc.	7,537	125,792
		1,641,671

Multiline Retail - 0.4%
Sears Holdings Corp.*	2,677	173,068

Pharmaceuticals - 2.9%
Mylan, Inc.*	6,992	119,144
Teva Pharmaceutical Industries Ltd. (ADR)	16,468	856,171
Warner Chilcott plc*	5,600	127,960
		1,103,275

Road & Rail - 0.2%
JB Hunt Transport Services, Inc.	2,834	92,587

Semiconductors & Semiconductor Equipment - 7.2%
Altera Corp.	9,457	234,628
Applied Materials, Inc.	15,473	185,986
Broadcom Corp.	8,962	295,477
Intel Corp.	43,451	845,122
KLA-Tencor Corp.	4,592	128,025
Lam Research Corp.*	2,911	110,793
Linear Technology Corp.	6,680	185,771
Marvell Technology Group Ltd.*	13,716	216,164
Maxim Integrated Products, Inc.	6,636	111,020
Microchip Technology, Inc.	3,415	94,732
NVIDIA Corp.*	12,525	127,880
Xilinx, Inc.	8,177	206,551
		2,742,149

Software - 12.1%
Activision Blizzard, Inc.	24,759	259,722
Adobe Systems, Inc.*	11,503	304,024
Autodesk, Inc.*	5,327	129,766
BMC Software, Inc.*	4,704	162,900
CA, Inc.	11,018	202,731
Check Point Software Technologies Ltd.*	4,571	134,753
Citrix Systems, Inc.*	4,919	207,729
Electronic Arts, Inc.*	7,408	106,675
Intuit, Inc.*	8,822	306,741

Equity Securities - Cont'd	Shares	Value
Software - Cont'd
Microsoft Corp.	67,234	$1,547,054
Oracle Corp.	46,737	1,002,976
Symantec Corp.*	18,609	258,293
		4,623,364

Specialty Retail - 2.4%
Bed Bath & Beyond, Inc.*	7,892	292,635
O'Reilly Automotive, Inc.*	3,069	145,962
Ross Stores, Inc.	2,759	147,027
Staples, Inc.	10,927	208,159
Urban Outfitters, Inc.*	3,735	128,447
		922,230

Trading Companies & Distributors - 0.4%
Fastenal Co.	3,141	157,647

Wireless Telecommunication Services - 1.6%
Millicom International Cellular SA	2,344	190,028
NII Holdings, Inc.*	3,624	117,852
Vodafone Group plc (ADR)	14,538	300,500
		608,380

Total Equity Securities (Cost $29,279,328)		35,633,621

Exchange Traded Funds - 0.6%
Powershares QQQ	5,000	213,550

Total Exchange Traded Funds (Cost $230,344)		213,550

	Principal
Time Deposit - 5.6%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/10	$2,164,729	2,164,729

Total Time Deposit (Cost $2,164,729)		2,164,729

U.S. Treasury - 0.7%
United States Treasury Bills, 7/8/10^	250,000	249,993

Total U.S. Treasury (Cost $249,993)		249,993

TOTAL INVESTMENTS (Cost $31,924,394) - 99.9%		38,261,893
Other assets and liabilities, net - 0.1%		39,772
Net Assets - 100%		$38,301,665

Net Assets Consist of:
Paid-in capital applicable to 1,602,523 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$41,648,660
Undistributed net investment income		19,107
Accumulated net realized gain (loss) on investments		(9,589,128)
Net unrealized appreciation (depreciation) on investments		6,223,026

Net Assets		$38,301,665

Net Asset Value per Share		$23.90
Futures	Number of Contracts	Expiration Date	Underlying Face Amount At Value	Unrealized Appreciation (Depreciation)
Purchased:
E-Mini NASDAQ 100 Index^	73	9/10	$2,537,480	($114,473)

^ Futures collateralized by 250,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:

ADR: American Depositary Receipt
LLC: Limited Liability Corporation

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $2,031)	$105,046
Interest income	229
Total investment income	105,275

Expenses:
Investment advisory fee	48,482
Transfer agency fees and expenses	746
Accounting fees	2,178
Directors' fees and expenses	1,863
Administrative fees	13,852
Custodian fees	8,706
Reports to shareholders	5,362
Professional fees	11,038
Miscellaneous	4,289
Total expenses	96,516
Reimbursement from Advisor	(6,213)
Fees paid indirectly	(264)
Net expenses	90,039

Net Investment Income	15,236

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	270,449
Futures	(120,740)
149,709

Change in unrealized appreciation (depreciation) on:
Investments	(2,806,832)
Futures	(127,013)
(2,933,845)

Net Realized and Unrealized Gain
(Loss)	(2,784,136)

Increase (Decrease) in Net Assets
Resulting From Operations	($2,768,900)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$15,236	$19,540
Net realized gain (loss)	149,709	134,026
Change in unrealized appreciation (depreciation)	(2,933,845)	8,810,422

Increase (Decrease) in Net Assets
Resulting From Operations	(2,768,900)	8,963,988

Distributions to shareholders from:
Net investment income	--	(18,834)
Total distributions	--	(18,834)

Capital share transactions:
Shares sold	17,923,951	4,370,242
Reinvestment of distributions	--	18,834
Shares redeemed	(2,490,873)	(4,886,008)
Total capital share transactions	15,433,078	(496,932)

Total Increase (Decrease) in Net Assets	12,664,178	8,448,222

Net Assets
Beginning of period	25,637,487	17,189,265
End of period (including undistributed net investment income of $19,107 and $3,871, respectively)	$38,301,665	25,637,487

Capital Share Activity
Shares sold	696,425	219,980
Reinvestment of distributions	--	731
Shares redeemed	(98,764)	(249,786)
Total capital share activity	597,661	(29,075)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP NASDAQ 100 Index Portfolio (the "Portfolio"), formerly known as Summit NASDAQ-100 Index Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$35,633,621	--	--	$35,633,621
Exchange Traded Funds	213,550	--	--	213,550
U.S. Government Obligations	--	$249,993	--	249,993
Other Debt Obligations	--	2,164,729	--	2,164,729
TOTAL	$35,847,171	$2,414,722	--	$38,261,893

Other Financial Instruments**	($114,473)	--	--	($114,473)

*For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

**Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio's average daily net assets. Under the terms of the agreement, $10,342 was payable at period end. In addition, $5,564 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .65%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $2,955 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $36 for the six months ended June 30, 2010. Under the terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $18,254,465 and $5,210,303, respectively.

Capital Loss Carryforward
Expiration Date
31-Dec-10	$3,618,754
31-Dec-11	231,064
31-Dec-12	139,726
31-Dec-13	1,358,042
31-Dec-14	708,047
31-Dec-15	697,707
31-Dec-16	2,318,532

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010 the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$7,945,785
Unrealized (depreciation)	(2,267,710)
Net unrealized appreciation/(depreciation)	$5,678,075
Federal income tax cost of investments	$32,583,818

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$2,225	1.44%	$257,316	February 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008
Net asset value, beginning	$25.51	$16.63	$28.64
Income from investment operations
Net investment income	.01	.02	.03
Net realized and unrealized gain (loss)	(1.62)	8.88	(12.01)
Total from investment operations	(1.61)	8.90	(11.98)
Distributions from
Net investment income	--	(.02)	(.03)
Return of capital	--	--	--
Total distributions	--	(.02)	(.03)
Total increase (decrease) in net asset value	(1.61)	8.88	(12.01)
Net asset value, ending	$23.90	$25.51	$16.63

Total return*	(6.31%)	53.51%	(41.81%)
Ratios to average net assets: A
Net investment income	.11% (a)	.09%	.06%
Total expenses	.70% (a)	.74%	.80%
Expenses before offsets	.65% (a)	.65%	.65%
Net expenses	.65% (a)	.65%	.65%
Portfolio turnover	19%	10%	12%
Net assets, ending (in thousands)	$38,302	$25,637	$17,189

		Years Ended
	December 31,	December 31,	December 31,
	2007	2006	2005
Net asset value, beginning	$24.47	$22.97	$22.81
Income from investment operations
Net investment income (loss)	(.01)	.02	.02
Net realized and unrealized gain (loss)	4.49	1.51	.26
Total from investment operations	4.48	1.53	.28
Distributions from
Net investment income	***	(.03)	(.12)
Return of capital	(.31)	--	--
Total distributions	(.31)	(.03)	(.12)
Total increase (decrease) in net asset value	4.17	1.50	.16
Net asset value, ending	$28.64	$24.47	$22.97

Total return*	18.50%	6.67%	1.30%
Ratios to average net assets: A
Net investment income (loss)	(.01%)	.05%	.09%
Total expenses	.71%	.76%	.76%
Expenses before offsets	.65%	.65%	.65%
Net expenses	.65%	.65%	.65%
Portfolio turnover	13%	8%	14%
Net assets, ending (in thousands)	$32,822	$26,108	$26,330

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

* Total return is not annualized for periods less than one year.

*** Amount is less than $0.005.

(a) Annualized.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Russell 2000 Small Cap
Index Portfolio

(formerly, Summit Russell 2000 Small Cap Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
53	Statement of Operations
54	Statements of Changes in Net Assets
55	Notes to Financial Statements
61	Financial Highlights
64	Explanation of Financial Tables
65	Proxy Voting
66	Availability of Quarterly Portfolio Holdings

Calvert VP Russell 2000 Small Cap Index Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on

Calvert VP Russell 2000 Small Cap Index Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
	Class I	Class F**
Six month***	-2.21%	-2.32%
One year	20.52%	20.29%
Five year	-0.22%	-0.41%
Ten year	2.40%	2.19%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

**Prior to October 4, 2007, Class F share performance is based on Class I performance, adjusted to reflect Class F expenses.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The value of an investment in Class I shares is plotted in the graph. The value of an investment in another class of shares would be different.

*** Total return is not annualized for periods of one year or less.

consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments
Consumer Discretionary	13.4%
Consumer Staples	3.2%
Energy	5.1%
Financials	20.5%
Government	0.7%
Health Care	13.1%
Industrials	14.7%
Information Technology	17.3%
Materials	4.7%
Telecommunications Services	0.9%
Time Deposit	3.3%
Utilities	3.1%
Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Class I
Actual	$1,000.00	$977.70	$3.43
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.32	$3.51

Class F
Actual	$1,000.00	$976.80	$4.46
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.28	$4.56

* Expenses are equal to the Fund's annualized expense ratio of .70% and .91%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
JUNE 30, 2010
Equity Securities - 95.8%	Shares	Value
Aerospace & Defense - 1.8%
AAR Corp.*	3,527	$59,042
Aerovironment, Inc.*	1,535	33,356
American Science & Engineering, Inc.	840	64,016
Applied Energetics, Inc.*	7,194	7,410
Applied Signal Technology, Inc.	1,235	24,268
Argon ST, Inc.*	1,266	43,411
Astronics Corp.*	730	11,943
Ceradyne, Inc.*	2,360	50,433
Cubic Corp.	1,461	53,151
Curtiss-Wright Corp.	4,256	123,594
DigitalGlobe, Inc.*	2,559	67,302
Ducommun, Inc.	721	12,329
DynCorp International, Inc.*	1,436	25,159
Esterline Technologies Corp.*	2,768	131,342
GenCorp, Inc.*	5,428	23,775
GeoEye, Inc.*	2,047	63,744
Global Defense Technology & Systems, Inc.*	320	4,086
HEICO Corp.	2,666	95,763
Herley Industries, Inc.*	1,076	15,344
Hexcel Corp.*	9,004	139,652
Kratos Defense & Security Solutions, Inc.*	1,476	15,498
Ladish Co., Inc.*	1,457	33,103
LMI Aerospace, Inc.*	692	10,913
Moog, Inc.*	4,210	135,688
Orbital Sciences Corp.*	5,174	81,594
Stanley, Inc.*	1,296	48,444
Taser International, Inc.*	5,806	22,643
Teledyne Technologies, Inc.*	3,361	129,667
Triumph Group, Inc.	1,542	102,743
		1,629,413

Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc.*	4,389	20,892
Atlas Air Worldwide Holdings, Inc.*	2,396	113,810
Dynamex, Inc.*	725	8,845
Forward Air Corp.	2,657	72,403
HUB Group, Inc.*	3,441	103,264
Pacer International, Inc.*	2,628	18,370
Park-Ohio Holdings Corp.*	726	10,447
		348,031

Airlines - 0.7%
Airtran Holdings, Inc.*	12,459	60,426
Alaska Air Group, Inc.*	3,268	146,897
Allegiant Travel Co.	1,419	60,577
Hawaiian Holdings, Inc.*	4,803	24,831
JetBlue Airways Corp.*	22,769	125,002

Equity Securities - Cont'd	Shares	Value
Airlines - Cont'd
Pinnacle Airlines Corp.*	1,723	$9,373
Republic Airways Holdings, Inc.*	3,180	19,430
Skywest, Inc.	5,072	61,980
US Airways Group, Inc.*	14,965	128,849
		637,365

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	5,568	40,814
Amerigon, Inc.*	1,764	13,018
Cooper Tire & Rubber Co.	5,682	110,799
Dana Holding Corp.*	12,988	129,880
Dorman Products, Inc.*	875	17,789
Drew Industries, Inc.*	1,767	35,693
Exide Technologies*	7,014	36,473
Fuel Systems Solutions, Inc.*	1,324	34,358
Hawk Corp.*	433	11,020
Modine Manufacturing Co.*	4,293	32,970
Shiloh Industries, Inc.*	483	4,086
Spartan Motors, Inc.	2,476	10,399
Standard Motor Products, Inc.	1,820	14,687
Stoneridge, Inc.*	1,166	8,850
Superior Industries International, Inc.	2,145	28,829
Tenneco, Inc.*	5,543	116,736
		646,401

Automobiles - 0.0%
Winnebago Industries*	2,699	26,828

Beverages - 0.1%
Boston Beer Co., Inc.*	802	54,095
Coca Cola Bottling Co. Consolidated	327	15,670
Heckmann Corp.*	8,234	38,206
MGP Ingredients, Inc.*	1,018	6,749
National Beverage Corp.	857	10,524
		125,244

Biotechnology - 3.1%
Acorda Therapeutics, Inc.*	3,593	111,778
Affymax, Inc.*	1,339	8,007
Allos Therapeutics, Inc.*	7,294	44,712
Alkermes, Inc.*	8,697	108,278
Alnylam Pharmaceuticals, Inc.*	3,380	50,768
AMAG Pharmaceuticals, Inc.*	1,932	66,364
Anthera Pharmaceuticals, Inc.*	532	2,852
Arena Pharmaceuticals, Inc.*	9,393	28,837
Ariad Pharmaceuticals, Inc.*	10,270	28,961
Arqule, Inc.*	2,994	12,874
Array Biopharma, Inc.*	3,610	11,010
AspenBio Pharma, Inc.*	3,313	3,247
AVEO Pharmaceuticals, Inc.*	860	6,080
AVI BioPharma, Inc.*	10,243	16,491
BioCryst Pharmaceuticals, Inc.*	2,679	15,833
Biosante Pharmaceuticals, Inc.*	5,908	10,398

Equity Securities - Cont'd	Shares	Value
Biotechnology - Cont'd
Biospecifics Technologies Corp.*	285	$5,666
Biotime, Inc.*	1,975	12,166
Celera Corp.*	7,608	49,832
Celldex Therapeutics, Inc.*	2,949	13,447
Cepheid, Inc.*	5,297	84,858
Chelsea Therapeutics International, Inc.*	1,869	5,476
Clinical Data, Inc.*	1,024	12,739
Codexis, Inc.*	566	4,958
Combinatorx, Inc.*	6,101	8,846
Cubist Pharmaceuticals, Inc.*	5,297	109,118
Curis, Inc.*	5,028	6,989
Cytokinetics, Inc.*	2,652	6,285
Cytori Therapeutics, Inc.*	3,806	13,245
CytRx Corp.*	10,126	7,797
Dyax Corp.*	9,064	20,575
Dynavax Technologies Corp.*	6,643	12,356
Emergent Biosolutions, Inc.*	1,757	28,709
Enzon Pharmaceuticals, Inc.*	4,571	48,681
Exact Sciences Corp.*	3,297	14,507
Exelixis, Inc.*	10,075	34,960
Genomic Health, Inc.*	1,298	16,783
Geron Corp.*	9,110	45,732
Halozyme Therapeutics, Inc.*	6,659	46,879
Idenix Pharmaceuticals, Inc.*	3,312	16,560
Immunogen, Inc.*	6,288	58,290
Immunomedics, Inc.*	5,060	15,635
Incyte Corp. Ltd.*	7,994	88,494
Infinity Pharmaceuticals, Inc.*	1,415	8,363
Inhibitex, Inc.*	4,564	11,638
Inovio Pharmaceuticals, Inc.*	7,441	7,590
InterMune, Inc.*	4,218	39,438
Ironwood Pharmaceuticals, Inc.*	1,791	21,349
Isis Pharmaceuticals, Inc.*	8,610	82,398
Keryx Biopharmaceuticals, Inc.*	4,735	17,330
Lexicon Pharmaceuticals, Inc.*	18,346	23,483
Ligand Pharmaceuticals, Inc., Class B*	8,949	13,066
MannKind Corp.*	5,716	36,525
Martek Biosciences Corp.*	3,091	73,288
Maxygen, Inc.*	2,883	15,943
Medivation, Inc.*	3,156	27,899
Metabolix, Inc.*	2,481	35,503
Micromet, Inc.*	7,500	46,800
Momenta Pharmaceuticals, Inc.*	3,730	45,730
Nabi Biopharmaceuticals*	3,760	20,454
Nanosphere, Inc.*	1,028	4,482
Neuralstem, Inc.*	3,920	9,800
Neurocrine Biosciences, Inc.*	4,548	25,469
NeurogesX, Inc.*	816	5,410
Novavax, Inc.*	7,851	17,037
NPS Pharmaceuticals, Inc.*	5,466	35,201
Nymox Pharmaceutical Corp.*	1,718	5,360
Omeros Corp.*	1,739	12,903

Equity Securities - Cont'd	Shares	Value
Biotechnology - Cont'd
Onyx Pharmaceuticals, Inc.*	5,812	$125,481
Opko Health, Inc.*	8,218	18,573
Orexigen Therapeutics, Inc.*	2,044	8,585
Osiris Therapeutics, Inc.*	1,190	6,914
PDL BioPharma, Inc.	11,105	62,410
Peregrine Pharmaceuticals, Inc.*	4,774	10,264
Pharmacyclics, Inc.*	3,524	23,470
Pharmasset, Inc.*	2,720	74,365
Progenics Pharmaceuticals, Inc.*	2,122	11,629
Rigel Pharmaceuticals, Inc.*	4,822	34,718
Sangamo Biosciences, Inc.*	3,406	12,636
Savient Pharmaceuticals, Inc.*	6,106	76,936
Sciclone Pharmaceuticals, Inc.*	2,822	7,507
Seattle Genetics, Inc.*	7,659	91,831
SIGA Technologies, Inc.*	2,904	22,361
Spectrum Pharmaceuticals, Inc.*	4,593	18,005
StemCells, Inc.*	8,151	7,662
Synta Pharmaceuticals Corp.*	1,334	3,602
Targacept, Inc.*	2,212	42,758
Theravance, Inc.*	5,798	72,881
Transcept Pharmaceuticals, Inc.*	497	4,140
Vanda Pharmaceuticals, Inc.*	2,587	17,100
Vical, Inc.*	5,213	16,160
ZIOPHARM Oncology, Inc.*	4,532	14,412
Zymogenetics, Inc.*	4,924	20,779
		2,763,711

Building Products - 0.6%
A.O. Smith Corp.	2,248	108,331
AAON, Inc.	1,147	26,736
American Woodmark Corp.	707	12,090
Ameron International Corp.	856	51,642
Apogee Enterprises, Inc.	2,605	28,212
Builders FirstSource, Inc.*	2,767	6,641
Gibraltar Industries, Inc.*	2,808	28,361
Griffon Corp.*	4,155	45,954
Insteel Industries, Inc.	1,631	18,952
NCI Building Systems, Inc.*	1,238	10,362
PGT, Inc.*	1,782	4,580
Quanex Building Products Corp.	3,468	59,962
Simpson Manufacturing Co., Inc.	3,496	85,827
Trex Co., Inc.*	1,434	28,809
Universal Forest Products, Inc.	1,744	52,861
		569,320

Capital Markets - 2.1%
American Capital Ltd.*	31,514	151,897
Apollo Investment Corp.	17,987	167,819
Arlington Asset Investment Corp.	625	11,769
Artio Global Investors, Inc.	2,576	40,546
BGC Partners, Inc.	5,291	27,037
BlackRock Kelso Capital Corp.	5,265	51,966

Equity Securities - Cont'd	Shares	Value
Capital Markets - Cont'd
Calamos Asset Management, Inc.	1,353	$12,556
Capital Southwest Corp.	264	23,208
Cohen & Steers, Inc.	1,620	33,599
Cowen Group, Inc.*	3,360	13,776
Diamond Hill Investment Group, Inc.	164	9,297
Duff & Phelps Corp.	2,530	31,954
E*Trade Financial Corp.*	1	5
Epoch Holding Corp.	1,224	15,018
Evercore Partners, Inc.	1,452	33,904
FBR Capital Markets Corp.*	4,878	16,244
Fifth Street Finance Corp.	4,202	46,348
Financial Engines, Inc.*	1,197	16,279
GAMCO Investors, Inc.	547	20,348
GFI Group, Inc.	6,159	34,367
Gladstone Capital Corp.	1,681	18,172
Gladstone Investment Corp.	1,760	10,261
Gleacher & Co., Inc.*	7,221	18,414
Golub Capital BDC, Inc.	687	9,907
Harris & Harris Group, Inc.*	1,858	7,599
Hercules Technology Growth Capital, Inc.	3,363	30,973
HFF, Inc.*	1,769	12,507
International Assets Holding Corp.*	1,181	18,896
Investment Technology Group, Inc.*	4,043	64,931
JMP Group, Inc.	1,155	7,149
Kayne Anderson Energy Development Co.	798	12,106
KBW, Inc.*	3,213	68,887
Knight Capital Group, Inc.*	8,769	120,925
LaBranche & Co., Inc.*	3,286	14,064
Ladenburg Thalmann Financial Services, Inc.*	8,462	10,577
Main Street Capital Corp.	1,149	17,155
MCG Capital Corp.	7,103	34,307
MF Global Holdings Ltd.*	8,025	45,823
MVC Capital, Inc.	2,255	29,135
NGP Capital Resources Co.	1,493	10,705
Oppenheimer Holdings, Inc.	932	22,321
optionsXpress Holdings, Inc.*	3,886	61,166
PennantPark Investment Corp.	2,928	27,962
Penson Worldwide, Inc.*	1,340	7,558
Piper Jaffray Co.'s*	1,515	48,813
Prospect Capital Corp.	6,243	60,245
Pzena Investment Management, Inc.	491	3,128
Rodman & Renshaw Capital Group, Inc.*	1,479	4,230
Safeguard Scientifics, Inc.*	1,902	20,085
Sanders Morris Harris Group, Inc.	1,551	8,608
Solar Capital Ltd.	375	7,223
Stifel Financial Corp.*	2,880	124,963
SWS Group, Inc.	2,652	25,194
Thomas Weisel Partners Group, Inc.*	1,424	8,387
TICC Capital Corp.	2,100	17,640
TradeStation Group, Inc.*	3,790	25,582

Equity Securities - Cont'd	Shares	Value
Capital Markets - Cont'd
Triangle Capital Corp.	810	$11,518
Virtus Investment Partners, Inc.*	434	8,124
Westwood Holdings Group, Inc.	428	15,044
		1,828,221

Chemicals - 2.1%
American Vanguard Corp.	1,505	11,935
Arch Chemicals, Inc.	2,097	64,462
Balchem Corp.	2,541	63,525
Calgon Carbon Corp.*	4,999	66,187
Ferro Corp.*	7,931	58,451
Georgia Gulf Corp.*	3,129	41,741
H.B. Fuller Co.	4,451	84,524
Hawkins, Inc.	688	16,567
Innophos Holdings, Inc.	1,987	51,821
KMG Chemicals, Inc.	568	8,156
Koppers Holdings, Inc.	1,906	42,847
Kraton Performance Polymers, Inc.*	1,042	19,579
Landec Corp.*	1,849	10,891
LSB Industries, Inc.*	1,588	21,136
Minerals Technologies, Inc.	1,722	81,864
NewMarket Corp.	924	80,684
NL Industries, Inc.	532	3,245
Olin Corp.	7,318	132,383
OM Group, Inc.*	2,793	66,641
Omnova Solutions, Inc.*	4,142	32,349
PolyOne Corp.*	8,467	71,292
Quaker Chemical Corp.	1,035	28,038
Rockwood Holdings, Inc.*	4,835	109,706
Schulman A, Inc.	2,922	55,401
Senomyx, Inc.*	3,582	13,576
Sensient Technologies Corp.	4,594	119,122
Solutia, Inc.*	11,260	147,506
Spartech Corp.*	2,867	29,387
Stepan Co.	723	49,475
STR Holdings, Inc.*	2,632	49,481
TPC Group, Inc.*	733	12,168
Westlake Chemical Corp.	1,823	33,853
WR Grace & Co.*	6,745	141,915
Zep, Inc.	2,013	35,107
Zoltek Co.'s, Inc.*	2,577	21,827
		1,876,842

Commercial Banks - 6.0%
1st Source Corp.	1,417	23,976
1st United Bancorp, Inc.*	2,033	14,963
Alliance Financial Corp.	324	9,007
American National Bankshares, Inc.	482	10,310
Ameris Bancorp*	1,944	18,781
Ames National Corp.	756	14,772
Arrow Financial Corp.	876	20,236
Bancfirst Corp.	651	23,755

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
Banco Latinoamericano de Exportaciones SA	2,557	$31,937
Bancorp Rhode Island, Inc.	288	7,546
Bancorp, Inc.*	2,092	16,380
Bank of Marin Bancorp	408	13,027
Bank of the Ozarks, Inc.	1,212	42,990
Boston Private Financial Holdings, Inc.	6,425	41,313
Bridge Bancorp, Inc.	491	11,921
Bryn Mawr Bank Corp.	548	9,195
Camden National Corp.	710	19,504
Capital City Bank Group, Inc.	939	11,625
Cardinal Financial Corp.	2,665	24,625
Cathay General Bancorp	7,229	74,676
Center Financial Corp.*	3,295	16,969
Centerstate Banks of Florida, Inc.	2,052	20,705
Century Bancorp, Inc.	277	6,105
Chemical Financial Corp.	2,266	49,353
Citizens & Northern Corp.	1,125	12,037
Citizens Republic Bancorp, Inc.*	36,595	31,106
City Holding Co.	1,464	40,816
CNB Financial Corp.	682	7,488
CoBiz Financial, Inc.	2,995	19,737
Columbia Banking System, Inc.	3,645	66,558
Community Bank System, Inc.	2,981	65,671
Community Trust Bancorp, Inc.	1,102	27,660
CVB Financial Corp.	7,877	74,831
Danvers Bancorp, Inc.	1,679	24,262
Eagle Bancorp, Inc.*	1,163	13,700
Encore Bancshares, Inc.*	745	7,368
Enterprise Financial Services Corp.	1,378	13,284
Financial Institutions, Inc.	874	15,522
First Bancorp (North Carolina)	1,145	16,591
First Bancorp (Puerto Rico)*	6,345	3,363
First Bancorp, Inc. (Maine)	691	9,073
First Busey Corp.	4,852	21,980
First Commonwealth Financial Corp.	8,000	42,000
First Community Bancshares, Inc.	1,464	21,506
First Financial Bancorp	5,359	80,117
First Financial Bankshares, Inc.	1,917	92,189
First Financial Corp.	866	22,351
First Interstate Bancsystem, Inc.	1,151	18,105
First Merchants Corp.	2,368	20,081
First Midwest Bancorp, Inc.	6,822	82,956
First of Long Island Corp.	427	10,978
First South Bancorp, Inc.	641	6,801
FirstMerit Corp.	9,999	171,283
FNB Corp.	10,518	84,460
German American Bancorp, Inc.	875	13,387
Glacier Bancorp, Inc.	6,417	94,137
Great Southern Bancorp, Inc.	940	19,091
Green Bankshares, Inc.*	1,097	14,009
Hancock Holding Co.	2,597	86,636
Hanmi Financial Corp.*	4,749	5,984

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
Heartland Financial USA, Inc.	1,017	$17,574
Heritage Financial Corp.*	706	10,569
Home Bancorp, Inc.*	705	9,102
Home Bancshares, Inc.	2,037	46,464
Hudson Valley Holding Corp.	1,105	25,548
IBERIABANK Corp.	2,482	127,773
Independent Bank Corp.	1,965	48,496
International Bancshares Corp.	4,825	80,529
Investors Bancorp, Inc.*	4,456	58,463
Lakeland Bancorp, Inc.	1,608	13,700
Lakeland Financial Corp.	1,495	29,870
MainSource Financial Group, Inc.	1,480	10,612
MB Financial, Inc.	4,913	90,350
Merchants Bancshares, Inc.	377	8,377
Metro Bancorp, Inc.*	1,253	15,462
Midsouth Bancorp, Inc.	362	4,623
MidWestOne Financial Group, Inc.	640	9,907
Nara Bancorp, Inc.*	3,522	29,690
National Bankshares, Inc.	547	13,254
National Penn Bancshares, Inc.:
Common Stock	11,594	69,680
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,159	64,507
Northfield Bancorp, Inc.	1,332	17,289
Old National Bancorp	7,956	82,424
OmniAmerican Bancorp, Inc.*	800	9,032
Oriental Financial Group, Inc.	3,066	38,816
Orrstown Financial Services, Inc.	623	13,787
Pacific Continental Corp.	1,250	11,837
PacWest Bancorp	2,850	52,183
Park National Corp.	1,159	75,381
Peapack Gladstone Financial Corp.	695	8,132
Penns Woods Bancorp, Inc.	303	9,217
Peoples Bancorp, Inc.	821	11,904
Pinnacle Financial Partners, Inc.*	3,095	39,771
Porter Bancorp, Inc.	221	2,789
PrivateBancorp, Inc.	4,859	53,838
Prosperity Bancshares, Inc.	4,326	150,328
Renasant Corp.	1,956	28,069
Republic Bancorp, Inc.	737	16,509
S&T Bancorp, Inc.	2,297	45,389
Sandy Spring Bancorp, Inc.	2,226	31,186
Santander BanCorp*	334	4,222
SCBT Financial Corp.	1,184	41,700
Sierra Bancorp	592	6,808
Signature Bank*	3,795	144,248
Simmons First National Corp.	1,595	41,885
Southside Bancshares, Inc.	1,466	28,799
Southwest Bancorp, Inc.	1,564	20,786
State Bancorp, Inc.	1,141	10,840
StellarOne Corp.	2,119	27,060
Sterling BanCorp.	2,058	18,522

Equity Securities - Cont'd	Shares	Value
Commercial Banks - Cont'd
Sterling Bancshares, Inc.	7,893	$37,176
Suffolk Bancorp	896	27,722
Sun Bancorp, Inc.*	1	3
Susquehanna Bancshares, Inc.	11,963	99,652
SVB Financial Group*	3,873	159,684
SY Bancorp, Inc.	1,099	25,255
Taylor Capital Group, Inc.*	889	11,504
Texas Capital Bancshares, Inc.*	3,390	55,596
Tompkins Financial Corp.	627	23,669
Tower Bancorp, Inc.	521	11,405
TowneBank	2,180	31,654
Trico Bancshares	1,295	21,924
Trustmark Corp.	5,926	123,379
UMB Financial Corp.	2,880	102,413
Umpqua Holdings Corp.	10,625	121,975
Union First Market Bankshares Corp.	1,985	24,336
United Bankshares, Inc.	3,536	84,652
United Community Banks, Inc.*	8,743	34,535
Univest Corp. of Pennsylvania	1,295	22,429
Virginia Commerce Bancorp, Inc.*	1,862	11,638
Washington Banking Co.	1,053	13,468
Washington Trust Bancorp, Inc.	1,077	18,352
Webster Financial Corp.	6,098	109,398
WesBanco, Inc.	2,140	36,059
West Bancorporation, Inc.*	1,387	9,445
West Coast Bancorp	8,697	22,177
Westamerica Bancorporation	2,721	142,907
Western Alliance Bancorp*	5,456	39,120
Whitney Holding Corp.	8,951	82,797
Wilshire Bancorp, Inc.	1,534	13,422
Wintrust Financial Corp.	2,770	92,352
		5,328,193

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,817	100,916
ACCO Brands Corp.*	5,085	25,374
American Reprographics Co.*	3,413	29,795
APAC Customer Services, Inc.*	2,952	16,826
ATC Technology Corp.*	1,864	30,048
Bowne & Co., Inc.	3,721	41,750
Brink's Co.	4,444	84,569
Casella Waste Systems, Inc.*	2,315	8,843
Cenveo, Inc.*	5,105	27,975
Clean Harbors, Inc.*	2,141	142,184
Compx International, Inc.	107	1,054
Consolidated Graphics, Inc.*	865	37,403
Cornell Co.'s, Inc.*	1,059	28,455
Courier Corp.	832	10,159
Deluxe Corp.	4,701	88,144
EnergySolutions, Inc.	8,212	41,799
EnerNOC, Inc.*	1,828	57,472
Ennis, Inc.	2,403	36,069

Equity Securities - Cont'd	Shares	Value
Commercial Services & Supplies - Cont'd
Fuel Tech, Inc.*	1,212	$7,660
G&K Services, Inc.	1,723	35,580
GEO Group, Inc.:
Common Stock*	4,710	97,733
Escrow (b)*	100,000	12
Healthcare Services Group	4,062	76,975
Herman Miller, Inc.	5,220	98,501
HNI Corp.	4,196	115,768
Innerworkings, Inc.*	1,691	11,550
Interface, Inc.	4,683	50,295
Kimball International, Inc., Class B	2,210	12,221
Knoll, Inc.	4,334	57,599
M&F Worldwide Corp.*	985	26,694
Mcgrath Rentcorp	2,219	50,549
Metalico, Inc.*	2,546	10,133
Mine Safety Appliances Co.	2,429	60,191
Mobile Mini, Inc.*	3,375	54,945
Multi-Color Corp.	757	7,752
North American Galvanizing & Coating, Inc.*	1,004	7,701
Rollins, Inc.	4,070	84,208
Schawk, Inc.	1,200	17,940
Standard Parking Corp.*	1,439	22,779
Standard Register Co.	1,196	3,755
Steelcase, Inc.	7,107	55,079
SYKES Enterprises, Inc.*	3,830	54,501
Team, Inc.*	1,759	22,955
Tetra Tech, Inc.*	5,727	112,306
United Stationers, Inc.*	2,246	122,340
US Ecology, Inc.	1,699	24,754
Viad Corp.	1,906	33,641
Waste Services, Inc.*	2,509	29,255
		2,174,207

Communications Equipment - 2.6%
Acme Packet, Inc.*	4,062	109,187
ADC Telecommunications, Inc.*	8,829	65,423
Adtran, Inc.	5,767	157,266
Anaren, Inc.*	1,364	20,378
Arris Group, Inc.*	11,767	119,906
Aruba Networks, Inc.*	6,796	96,775
Aviat Networks, Inc.*	5,538	20,103
Bel Fuse, Inc., Class B	968	15,982
BigBand Networks, Inc.*	4,631	13,986
Black Box Corp.	1,628	45,405
Blue Coat Systems, Inc.*	3,832	78,288
Calix, Inc.*	689	7,069
Comtech Telecommunications Corp.*	2,569	76,890
DG FastChannel, Inc.*	2,279	74,250
Digi International, Inc.*	2,313	19,129
EMS Technologies, Inc.*	1,420	21,328
Emulex Corp.*	7,609	69,851
Extreme Networks*	6,916	18,673

Equity Securities - Cont'd	Shares	Value
Communications Equipment - Cont'd
Finisar Corp.*	6,989	$104,136
Globecomm Systems, Inc.*	1,607	13,258
Harmonic, Inc.*	8,993	48,922
Hughes Communications, Inc.*	684	16,642
Infinera Corp.*	8,159	52,462
InterDigital, Inc.*	3,994	98,612
Ixia*	3,032	26,045
KVH Industries, Inc.*	1,103	13,699
Loral Space & Communications, Inc.*	1,001	42,763
Meru Networks, Inc.*	500	5,930
Netgear, Inc.*	3,156	56,303
Network Engines, Inc.*	3,343	9,060
Network Equipment Technologies, Inc.*	2,304	8,041
Occam Networks, Inc.*	1,165	6,477
Oclaro, Inc.*	4,583	50,825
Oplink Communications, Inc.*	1,947	27,900
Opnext, Inc.*	1,520	2,508
Palm, Inc.*	15,284	86,966
PC-Tel, Inc.*	1,456	7,338
Plantronics, Inc.	4,372	125,039
Powerwave Technologies, Inc.*	10,470	16,124
Riverbed Technology, Inc.*	5,851	161,605
Seachange International, Inc.*	2,460	20,246
ShoreTel, Inc.*	4,177	19,381
Sonus Networks, Inc.*	19,317	52,349
Sycamore Networks, Inc.	1,791	29,766
Symmetricom, Inc.*	4,071	20,721
Tekelec*	6,155	81,492
Utstarcom, Inc.*	8,802	16,196
Viasat, Inc.*	3,054	99,438
		2,350,133

Computers & Peripherals - 0.8%
3PAR, Inc.*	3,617	33,674
ADPT Corp.*	7,530	21,762
Avid Technology, Inc.*	2,696	34,320
Compellent Technologies, Inc.*	2,162	26,203
Cray, Inc.*	3,293	18,375
Electronics for Imaging, Inc.*	4,201	40,960
Hutchinson Technology, Inc.*	2,168	9,387
Hypercom Corp.*	4,276	19,841
Imation Corp.*	2,763	25,392
Immersion Corp.*	2,323	11,754
Intermec, Inc.*	4,534	46,473
Intevac, Inc.*	2,067	22,055
Isilon Systems, Inc.*	2,476	31,792
Netezza Corp.*	4,729	64,693
Novatel Wireless, Inc.*	2,900	16,646
Presstek, Inc.*	2,546	8,987
Quantum Corp.*	19,885	37,384
Rimage Corp.*	646	10,226
Silicon Graphics International Corp.*	2,362	16,723

Equity Securities - Cont'd	Shares	Value
Computers & Peripherals - Cont'd
STEC, Inc.*	3,780	$47,477
Stratasys, Inc.*	1,903	46,738
Super Micro Computer, Inc.*	2,266	30,591
Synaptics, Inc.*	3,137	86,267
Xyratex Ltd.*	2,797	39,578
		747,298

Construction & Engineering - 0.8%
Argan, Inc.*	585	6,102
Comfort Systems USA, Inc.	3,528	34,080
Dycom Industries, Inc.*	3,587	30,669
EMCOR Group, Inc.*	6,153	142,565
Furmanite Corp.*	2,902	11,521
Granite Construction, Inc.	3,174	74,843
Great Lakes Dredge & Dock Corp.	5,434	32,604
Insituform Technologies, Inc.*	3,551	72,725
Layne Christensen Co.*	1,815	44,050
MasTec, Inc.*	4,918	46,229
Michael Baker Corp.*	734	25,617
MYR Group, Inc.*	1,845	30,793
Northwest Pipe Co.*	689	13,091
Orion Marine Group, Inc.*	2,494	35,415
Pike Electric Corp.*	1,145	10,786
Primoris Services Corp.	1,880	11,844
Sterling Construction Co., Inc.*	1,494	19,332
Tutor Perini Corp.*	2,476	40,804
		683,070

Construction Materials - 0.1%
Headwaters, Inc.*	4,636	13,166
Texas Industries, Inc.	1,930	57,012
United States Lime & Minerals, Inc.*	143	5,509
		75,687

Consumer Finance - 0.6%
Advance America Cash Advance Centers, Inc.	5,101	21,067
Cardtronics, Inc.*	2,501	32,413
Cash America International, Inc.	2,721	93,249
CompuCredit Holdings Corp.	1,284	5,084
Credit Acceptance Corp.*	590	28,774
Dollar Financial Corp.*	2,258	44,686
Ezcorp, Inc.*	4,200	77,910
First Cash Financial Services, Inc.*	2,795	60,931
First Marblehead Corp.*	4,239	9,962
Nelnet, Inc.	2,449	47,217
Student Loan Corp.	371	8,934
World Acceptance Corp.*	1,523	58,346
		488,573

Equity Securities - Cont'd	Shares	Value
Containers & Packaging - 0.5%
AEP Industries, Inc.*	367	$8,764
Boise, Inc.*	6,504	35,707
Graham Packaging Co., Inc.*	1,590	19,032
Graphic Packaging Holding Co.*	10,415	32,807
Myers Industries, Inc.	3,276	26,503
Rock-Tenn Co.	3,614	179,508
Silgan Holdings, Inc.	5,008	142,127
		444,448

Distributors - 0.0%
Audiovox Corp.*	1,390	10,217
Core-Mark Holding Co., Inc.*	993	27,208
		37,425

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,674	73,154
Bridgepoint Education, Inc.*	1,808	28,584
Cambium Learning Group, Inc.*	1,538	5,537
Capella Education Co.*	1,556	126,581
Coinstar, Inc.*	2,943	126,461
Corinthian Colleges, Inc.*	8,177	80,543
CPI Corp.	396	8,878
Grand Canyon Education, Inc.*	2,875	67,361
K12, Inc.*	2,331	51,702
Learning Tree International, Inc.*	519	5,631
Lincoln Educational Services Corp.*	1,525	31,400
Mac-Gray Corp.	905	10,082
Matthews International Corp.	2,795	81,838
National American University Holdings, Inc.	724	6,306
Pre-Paid Legal Services, Inc.*	697	31,707
Princeton Review, Inc.*	1,065	2,471
Regis Corp.	5,285	82,287
Sotheby's	6,220	142,251
Steiner Leisure Ltd.*	1,376	52,893
Stewart Enterprises, Inc.	7,552	40,856
Universal Technical Institute, Inc.*	1,954	46,193
		1,102,716

Diversified Financial Services - 0.5%
Asset Acceptance Capital Corp.*	1,189	4,922
Asta Funding, Inc.	981	9,683
California First National Bancorp	145	1,789
Compass Diversified Holdings	3,070	41,169
Encore Capital Group, Inc.*	1,293	26,649
Life Partners Holdings, Inc.	591	12,092
MarketAxess Holdings, Inc.	2,439	33,634
Marlin Business Services Corp.*	795	9,612
Medallion Financial Corp.	1,184	7,814
NewStar Financial, Inc.*	1,906	12,122
PHH Corp.*	5,012	95,429
Pico Holdings, Inc.*	2,057	61,648

Equity Securities - Cont'd	Shares	Value
Diversified Financial Services - Cont'd
Portfolio Recovery Associates, Inc.*	1,548	$103,375
Primus Guaranty Ltd.*	1,277	4,712
THL Credit, Inc.*	836	9,614
		434,264

Diversified Telecommunication Services - 0.7%
AboveNet, Inc.*	2,089	98,559
Alaska Communications Systems Group, Inc.	4,135	35,106
Atlantic Tele-Network, Inc.	865	35,724
Cbeyond, Inc.*	2,488	31,100
Cincinnati Bell, Inc.*	18,664	56,179
Cogent Communications Group, Inc.*	4,162	31,548
Consolidated Communications Holdings, Inc.	2,311	39,310
General Communication, Inc.*	4,412	33,487
Global Crossing Ltd.*	2,798	29,575
Globalstar, Inc.*	6,474	9,970
IDT Corp., Class B*	1,313	16,741
Iridium Communications, Inc.*	3,161	31,736
Neutral Tandem, Inc.*	3,066	34,493
PAETEC Holding Corp.*	11,681	39,832
Premiere Global Services, Inc.*	5,570	35,314
Vonage Holdings Corp.*	9,764	22,457
		581,131

Electric Utilities - 1.2%
Allete, Inc.	2,885	98,782
Central Vermont Public Service Corp.	1,112	21,951
Cleco Corp.	5,631	148,715
El Paso Electric Co.*	4,115	79,625
Empire District Electric Co.	3,501	65,714
IDACORP, Inc.	4,463	148,484
MGE Energy, Inc.	2,100	75,684
PNM Resources, Inc.	7,986	89,284
Portland General Electric Co.	6,985	128,035
UIL Holdings Corp.	2,681	67,105
Unisource Energy Corp.	3,270	98,689
Unitil Corp.	1,008	21,077
		1,043,145

Electrical Equipment - 1.8%
A123 Systems, Inc.*	6,738	63,539
Acuity Brands, Inc.	4,036	146,830
Advanced Battery Technologies, Inc.*	4,271	14,009
American Superconductor Corp.*	4,162	111,084
AZZ, Inc.	1,153	42,396
Baldor Electric Co.	4,344	156,732
Belden, Inc.	4,267	93,874
Brady Corp.	4,532	112,937
Broadwind Energy, Inc.*	8,589	24,049
Capstone Turbine Corp.*	22,313	21,867
Coleman Cable, Inc.*	735	4,145
Encore Wire Corp.	1,717	31,232
Ener1, Inc.*	5,656	19,117

Equity Securities - Cont'd	Shares	Value
Electrical Equipment - Cont'd
Energy Conversion Devices, Inc.*	3,308	$13,563
EnerSys*	4,479	95,716
Franklin Electric Co., Inc.	2,133	61,473
FuelCell Energy, Inc.*	5,465	6,449
Generac Holdings, Inc.*	1,792	25,106
GrafTech International Ltd.*	11,173	163,349
GT Solar International, Inc.*	5,791	32,430
Hoku Corp.*	1,588	5,304
II-VI, Inc.*	2,310	68,445
LaBarge, Inc.*	972	11,091
LSI Industries, Inc.	1,507	7,354
Polypore International, Inc.*	2,019	45,912
Powell Industries, Inc.*	820	22,419
PowerSecure International, Inc.*	1,349	12,262
Preformed Line Products Co.	155	4,332
SatCon Technology Corp.*	5,405	15,458
UQM Technologies, Inc.*	3,345	11,340
Vicor Corp.*	1,546	19,310
Woodward Governor Co.	5,655	144,372
		1,607,496

Electronic Equipment & Instruments - 2.3%
Agilysys, Inc.	1,051	7,031
Anixter International, Inc.*	2,671	113,785
Bell Microproducts, Inc.*	3,010	21,010
Benchmark Electronics, Inc.*	5,813	92,136
Brightpoint, Inc.*	6,537	45,759
Checkpoint Systems, Inc.*	3,536	61,385
Cogent, Inc.*	4,872	43,897
Cognex Corp.	3,669	64,501
Coherent, Inc.*	2,345	80,433
Comverge, Inc.*	2,333	20,904
CPI International, Inc.*	510	7,951
CTS Corp.	3,153	29,134
Daktronics, Inc.	3,140	23,550
DDi Corp.	1,132	8,524
DTS, Inc.*	1,614	53,052
Echelon Corp.*	3,061	22,437
Electro Rent Corp.	1,223	15,642
Electro Scientific Industries, Inc.*	2,567	34,295
Evergreen Solar, Inc.*	12,957	8,837
FARO Technologies, Inc.*	1,289	24,117
Gerber Scientific, Inc.*	2,334	12,487
ICx Technologies, Inc.*	1,092	7,972
Insight Enterprises, Inc.*	4,289	56,443
IPG Photonics Corp.*	2,410	36,704
Keithley Instruments, Inc.	1,042	9,201
L-1 Identity Solutions, Inc.*	7,126	58,362
Littelfuse, Inc.*	2,010	63,536
Maxwell Technologies, Inc.*	2,451	27,941
Measurement Specialties, Inc.*	1,150	15,755
Mercury Computer Systems, Inc.*	2,197	25,771
Methode Electronics, Inc.	3,455	33,652

Equity Securities - Cont'd	Shares	Value
Electronic Equipment & Instruments - Cont'd
Microvision, Inc.*	8,234	$24,373
MTS Systems Corp.	1,517	43,993
Multi-Fineline Electronix, Inc.*	971	24,236
Newport Corp.*	3,403	30,831
OSI Systems, Inc.*	1,503	41,738
Park Electrochemical Corp.	1,908	46,574
PC Connection, Inc.*	756	4,581
Plexus Corp.*	3,745	100,141
Power-One, Inc.*	5,945	40,129
Radisys Corp.*	1,788	17,022
Richardson Electronics Ltd.	1,342	12,078
Rofin-Sinar Technologies, Inc.*	2,907	60,524
Rogers Corp.*	1,464	40,655
Sanmina-SCI Corp.*	7,377	100,401
Scansource, Inc.*	2,437	60,754
Smart Modular Technologies WWH, Inc.*	4,876	28,525
Spectrum Control, Inc.*	993	13,882
SYNNEX Corp.*	2,082	53,341
Technitrol, Inc.	2,828	8,936
Tessco Technologies, Inc.	465	7,766
TTM Technologies, Inc.*	7,426	70,547
Universal Display Corp.*	2,794	50,236
Viasystems Group, Inc.*	399	5,893
X-Rite, Inc.*	2,048	7,557
Zygo Corp.*	1,269	10,292
		2,031,209

Energy Equipment & Services - 1.7%
Allis-Chalmers Energy, Inc.*	4,233	8,720
Basic Energy Services, Inc.*	1,787	13,760
Boots & Coots, Inc.*	6,175	18,216
Bristow Group, Inc.*	3,316	97,490
Cal Dive International, Inc.*	8,741	51,135
CARBO Ceramics, Inc.	1,726	124,600
Complete Production Services, Inc.*	7,214	103,160
Dawson Geophysical Co.*	533	11,337
Dril-Quip, Inc.*	3,151	138,707
Global Geophysical Services, Inc.*	696	4,851
Global Industries Ltd.*	9,404	42,224
Gulf Island Fabrication, Inc.	1,328	20,611
Gulfmark Offshore, Inc.*	2,160	56,592
Helix Energy Solutions Group, Inc.*	9,702	104,490
Hercules Offshore, Inc.*	10,648	25,875
Hornbeck Offshore Services, Inc.*	2,157	31,492
ION Geophysical Corp.*	11,755	40,907
Key Energy Services, Inc.*	11,425	104,881
Lufkin Industries, Inc.	2,728	106,365
Matrix Service Co.*	2,442	22,735
Natural Gas Services Group, Inc.*	835	12,634
Newpark Resources*	8,257	49,955
OYO Geospace Corp.*	325	15,756
Parker Drilling Co.*	10,764	42,518

Equity Securities - Cont'd	Shares	Value
Energy Equipment & Services - Cont'd
PHI, Inc.*	1,229	$17,317
Pioneer Drilling Co.*	5,021	28,469
RPC, Inc.	2,678	36,555
Seahawk Drilling, Inc.*	995	9,671
Superior Well Services, Inc.*	2,108	35,246
T-3 Energy Services, Inc.*	1,213	33,843
Tesco Corp.*	2,801	34,396
Tetra Technologies, Inc.*	6,887	62,534
Union Drilling, Inc.*	688	3,791
Vantage Drilling Co.*	11,538	15,576
Willbros Group, Inc.*	3,682	27,247
		1,553,656

Food & Staples Retailing - 0.9%
Andersons, Inc.	1,707	55,631
Arden Group, Inc.	92	8,084
Casey's General Stores, Inc.	4,724	164,868
Great Atlantic & Pacific Tea Co.*	2,321	9,052
Ingles Markets, Inc.	1,002	15,080
Nash Finch Co.	1,166	39,831
Pantry, Inc.*	2,107	29,730
Pricesmart, Inc.	1,466	34,055
Rite Aid Corp.*	51,725	50,690
Ruddick Corp.	4,069	126,098
Spartan Stores, Inc.	2,089	28,661
Susser Holdings Corp.*	620	7,310
United Natural Foods, Inc.*	4,008	119,759
Village Super Market, Inc.	430	11,288
Weis Markets, Inc.	1,021	33,601
Winn-Dixie Stores, Inc.*	5,111	49,270
		783,008

Food Products - 1.4%
Alico, Inc.	267	6,136
American Italian Pasta Co.*	2,019	106,745
B&G Foods, Inc.	4,419	47,637
Bridgford Foods Corp.	165	2,310
Calavo Growers, Inc.	1,019	18,301
Cal-Maine Foods, Inc.	1,306	41,701
Chiquita Brands International, Inc.*	4,164	50,593
Darling International, Inc.*	7,620	57,226
Diamond Foods, Inc.	2,006	82,447
Dole Food Co., Inc.*	3,332	34,753
Farmer Bros Co.	538	8,118
Fresh Del Monte Produce, Inc.*	3,730	75,495
Griffin Land & Nurseries, Inc.	267	6,782
Hain Celestial Group, Inc.*	3,743	75,496
Harbinger Group, Inc.*	714	4,484
Imperial Sugar Co.	949	9,585
J&J Snack Foods Corp.	1,317	55,446
John B. Sanfilippo & Son, Inc.*	733	10,606
Lancaster Colony Corp.	1,770	94,447

Equity Securities - Cont'd	Shares	Value
Food Products - Cont'd
Lance, Inc.	2,399	$39,559
Lifeway Foods, Inc.*	385	3,750
Limoneira Co.	753	16,385
Pilgrim's Pride Corp.*	4,513	29,650
Sanderson Farms, Inc.	2,089	105,996
Seneca Foods Corp.*	650	20,969
Smart Balance, Inc.*	4,820	19,714
Synutra International, Inc.*	1,669	26,988
Tootsie Roll Industries, Inc.	2,230	52,739
TreeHouse Foods, Inc.*	3,226	147,299
		1,251,357

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	878	27,569
Laclede Group, Inc.	2,015	66,757
New Jersey Resources Corp.	3,759	132,317
Nicor, Inc.	4,201	170,141
Northwest Natural Gas Co.	2,441	106,354
Piedmont Natural Gas Co., Inc.	6,567	166,145
South Jersey Industries, Inc.	2,772	119,085
Southwest Gas Corp.	4,210	124,195
WGL Holdings, Inc.	4,699	159,907
		1,072,470

Health Care Equipment & Supplies - 3.8%
Abaxis, Inc.*	2,049	43,910
Abiomed, Inc.*	2,900	28,072
Accuray, Inc.*	4,743	31,446
AGA Medical Holdings, Inc.*	952	12,081
Align Technology, Inc.*	5,369	79,837
Alimera Sciences, Inc.*	608	4,524
Alphatec Holdings, Inc.*	4,714	21,873
American Medical Systems Holdings, Inc.*	6,994	154,707
Analogic Corp.	1,196	54,430
Angiodynamics, Inc.*	2,294	33,836
Antares Pharma, Inc.*	6,536	11,503
Arthrocare Corp.*	2,501	76,656
Atrion Corp.	120	16,206
ATS Medical, Inc.*	3,743	14,860
Cantel Medical Corp.	1,194	19,940
Cerus Corp.*	3,610	11,408
Conceptus, Inc.*	2,879	44,855
Conmed Corp.*	2,708	50,450
CryoLife, Inc.*	2,218	11,955
Cutera, Inc.*	1,050	9,671
Cyberonics, Inc.*	2,578	61,047
Cynosure, Inc.*	762	8,207
Delcath Systems, Inc.*	3,459	21,930
DexCom, Inc.*	5,330	61,615
DynaVox, Inc.*	869	13,913
Endologix, Inc.*	4,516	20,457

Equity Securities - Cont'd	Shares	Value
Health Care Equipment & Supplies - Cont'd
ev3, Inc.*	7,708	$172,736
Exactech, Inc.*	562	9,599
Greatbatch, Inc.*	2,155	48,078
Haemonetics Corp.*	2,286	122,347
Hansen Medical, Inc.*	3,943	8,399
HealthTronics, Inc.*	4,234	20,450
HeartWare International, Inc.*	868	60,821
ICU Medical, Inc.*	1,085	34,904
Immucor, Inc.*	6,282	119,672
Insulet Corp.*	3,521	52,991
Integra LifeSciences Holdings Corp.*	1,951	72,187
Invacare Corp.	2,647	54,899
IRIS International, Inc.*	1,248	12,655
Kensey Nash Corp.*	576	13,657
MAKO Surgical Corp.*	2,369	29,494
Masimo Corp.	4,637	110,407
Medical Action Industries, Inc.*	1,125	13,489
MELA Sciences, Inc.*	2,137	15,899
Meridian Bioscience, Inc.	3,695	62,815
Merit Medical Systems, Inc.*	2,615	42,023
Micrus Endovascular Corp.*	1,499	31,164
Natus Medical, Inc.*	2,643	43,054
Neogen Corp.*	2,093	54,523
NuVasive, Inc.*	3,632	128,791
NxStage Medical, Inc.*	2,304	34,191
OraSure Technologies, Inc.*	3,551	16,441
Orthofix International NV*	1,634	52,370
Orthovita, Inc.*	4,562	9,261
Palomar Medical Technologies, Inc.*	1,454	16,270
Quidel Corp.*	1,982	25,152
Rochester Medical Corp.*	791	7,475
RTI Biologics, Inc.*	4,061	11,899
SenoRx, Inc.*	1,547	16,986
Sirona Dental Systems, Inc.*	3,106	108,213
Solta Medical, Inc.*	5,509	10,467
Somanetics Corp.*	1,109	27,670
SonoSite, Inc.*	1,353	36,680
Spectranetics Corp.*	2,522	13,064
Staar Surgical Co.*	3,235	18,504
Stereotaxis, Inc.*	2,011	6,656
STERIS Corp.	5,499	170,909
SurModics, Inc.*	1,615	26,502
Symmetry Medical, Inc.*	3,336	35,161
Syneron Medical Ltd.*	3,302	33,945
Synovis Life Technologies, Inc.*	796	12,163
TomoTherapy, Inc.*	3,263	10,376
Unilife Corp.*	4,489	26,126
Vascular Solutions, Inc.*	1,278	15,975
Volcano Corp.*	4,664	101,768
West Pharmaceutical Services, Inc.	3,086	112,608
Wright Medical Group, Inc.*	3,602	59,829

Equity Securities - Cont'd	Shares	Value
Health Care Equipment & Supplies - Cont'd
Young Innovations, Inc.	430	$12,104
Zoll Medical Corp.*	1,989	53,902
		3,337,110

Health Care Providers & Services - 3.5%
Accretive Health, Inc.*	1,078	14,262
Air Methods Corp.*	1,036	30,821
Alliance Imaging, Inc.*	1,964	7,935
Allied Healthcare International, Inc.*	3,553	8,243
Almost Family, Inc.*	759	26,512
Amedisys, Inc.*	2,650	116,522
America Service Group, Inc.	652	11,214
American Dental Partners, Inc.*	1,459	17,668
AMERIGROUP Corp.*	4,724	153,436
AMN Healthcare Services, Inc.*	3,041	22,747
AmSurg Corp.*	2,869	51,126
Assisted Living Concepts, Inc.*	912	26,986
Bio-Reference Laboratories, Inc.*	2,223	49,284
BioScrip, Inc.*	3,630	19,021
Capital Senior Living Corp.*	1,797	8,931
CardioNet, Inc.*	1,876	10,280
Catalyst Health Solutions, Inc.*	3,523	121,545
Centene Corp.*	4,433	95,310
Chemed Corp.	2,119	115,782
Chindex International, Inc.*	1,272	15,938
Clarient, Inc.*	5,103	15,717
Continucare Corp.*	2,312	7,745
Corvel Corp.*	646	21,828
Cross Country Healthcare, Inc.*	2,877	25,864
Emeritus Corp.*	1,852	30,206
Ensign Group, Inc.	1,328	21,939
Five Star Quality Care, Inc.*	2,929	8,846
Genoptix, Inc.*	1,625	27,950
Gentiva Health Services, Inc.*	2,640	71,306
Hanger Orthopedic Group, Inc.*	2,418	43,427
Health Grades, Inc.*	1,877	11,262
Healthsouth Corp.*	8,684	162,478
HealthSpring, Inc.*	5,377	83,397
Healthways, Inc.*	3,165	37,727
HMS Holdings Corp.*	2,519	136,580
inVentiv Health, Inc.*	3,102	79,411
IPC The Hospitalist Co., Inc.*	1,506	37,801
Kindred Healthcare, Inc.*	3,664	47,046
Landauer, Inc.	871	53,026
LCA-Vision, Inc.*	1,300	7,202
LHC Group, Inc.*	1,450	40,238
Magellan Health Services, Inc.*	3,093	112,338
Medcath Corp.*	1,904	14,965
Metropolitan Health Networks, Inc.*	3,191	11,902
Molina Healthcare, Inc.*	1,218	35,078
MWI Veterinary Supply, Inc.*	1,139	57,246

Equity Securities - Cont'd	Shares	Value
Health Care Providers & Services - Cont'd
National Healthcare Corp.	833	$28,705
National Research Corp.	137	3,303
Odyssey HealthCare, Inc.*	3,022	80,748
Owens & Minor, Inc.	5,855	166,165
PDI, Inc.*	823	6,814
PharMerica Corp.*	2,844	41,693
Prospect Medical Holdings, Inc.*	889	5,378
Providence Service Corp.*	1,199	16,786
PSS World Medical, Inc.*	5,316	112,433
Psychiatric Solutions, Inc.*	5,305	173,580
RehabCare Group, Inc.*	2,248	48,961
Res-Care, Inc.*	2,341	22,614
Rural/Metro Corp.*	1,772	14,424
Select Medical Holdings Corp.*	4,662	31,608
Skilled Healthcare Group, Inc.*	1,394	9,465
Sun Healthcare Group, Inc.*	4,045	32,684
Sunrise Senior Living, Inc.*	5,182	14,406
Team Health Holdings, Inc.*	1,422	18,372
Triple-S Management Corp., Class B*	1,883	34,930
U.S. Physical Therapy, Inc.*	799	13,487
Universal American Corp.*	2,968	42,739
Virtual Radiologic Corp.*	557	9,558
WellCare Health Plans, Inc.*	3,903	92,657
		3,147,598

Health Care Technology - 0.6%
athenahealth, Inc.*	3,079	80,454
Computer Programs & Systems, Inc.	909	37,196
Eclipsys Corp.*	5,171	92,251
MedAssets, Inc.*	3,994	92,182
Medidata Solutions, Inc.*	1,745	27,030
MedQuist, Inc.	724	5,727
Merge Healthcare, Inc.*	4,792	14,041
Omnicell, Inc.*	3,018	35,280
Phase Forward, Inc.*	3,700	61,716
Quality Systems, Inc.	1,751	101,540
Transcend Services, Inc.*	495	6,682
Vital Images, Inc.*	1,341	17,098
		571,197

Hotels, Restaurants & Leisure - 2.3%
AFC Enterprises, Inc.*	2,372	21,585
Ambassadors Group, Inc.	1,770	19,983
Ameristar Casinos, Inc.	2,454	36,957
Biglari Holdings, Inc.*	133	38,158
BJ's Restaurants, Inc.*	2,085	49,206
Bluegreen Corp.*	1,023	3,079
Bob Evans Farms, Inc.	2,844	70,019
Boyd Gaming Corp.*	5,004	42,484
Buffalo Wild Wings, Inc.*	1,668	61,016
California Pizza Kitchen, Inc.*	1,791	27,134

Equity Securities - Cont'd	Shares	Value
Hotels, Restaurants & Leisure - Cont'd
Caribou Coffee Co., Inc.*	540	$5,114
Carrols Restaurant Group, Inc.*	890	4,067
CEC Entertainment, Inc.*	2,108	74,328
Cheesecake Factory, Inc.*	5,605	124,767
Churchill Downs, Inc.	1,055	34,604
CKE Restaurants, Inc.	5,125	64,216
Cracker Barrel Old Country Store, Inc.	2,211	102,944
Denny's Corp.*	9,207	23,938
DineEquity, Inc.*	1,663	46,431
Domino's Pizza, Inc.*	3,432	38,782
Einstein Noah Restaurant Group, Inc.*	351	3,787
Empire Resorts, Inc.*	2,353	3,835
Gaylord Entertainment Co.*	3,216	71,042
Interval Leisure Group, Inc.*	3,694	45,990
Isle of Capri Casinos, Inc.*	1,259	11,658
Jack in the Box, Inc.*	5,104	99,273
Jamba, Inc.*	5,515	11,747
Krispy Kreme Doughnuts, Inc.*	4,485	15,115
Landry's Restaurants, Inc.*	505	12,352
Life Time Fitness, Inc.*	3,874	123,155
Marcus Corp.	1,890	17,879
McCormick & Schmick's Seafood Restaurants, Inc.*	1,172	8,743
Monarch Casino & Resort, Inc.*	614	6,220
Morgans Hotel Group Co.*	1,503	9,259
Multimedia Games, Inc.*	2,104	9,468
O'Charleys, Inc.*	1,444	7,653
Orient-Express Hotels Ltd.*	8,315	61,531
Papa John's International, Inc.*	1,938	44,807
Peet's Coffee & Tea, Inc.*	1,088	42,726
PF Chang's China Bistro, Inc.	2,196	87,071
Pinnacle Entertainment, Inc.*	5,479	51,831
Red Lion Hotels Corp.*	1,051	6,275
Red Robin Gourmet Burgers, Inc.*	1,194	20,489
Ruby Tuesday, Inc.*	5,976	50,796
Ruth's Hospitality Group, Inc.*	2,158	9,020
Scientific Games Corp.*	6,034	55,513
Shuffle Master, Inc.*	4,972	39,826
Sonic Corp.*	5,676	43,989
Speedway Motorsports, Inc.	901	12,218
Texas Roadhouse, Inc.*	5,328	67,239
Vail Resorts, Inc.*	3,363	117,402
		2,056,721

Household Durables - 0.7%
American Greetings Corp.	3,600	67,536
Beazer Homes USA, Inc.*	5,840	21,199
Blyth, Inc.	407	13,866
Brookfield Homes Corp.*	809	5,453
Cavco Industries, Inc.*	516	18,153
CSS Industries, Inc.	519	8,565
Ethan Allen Interiors, Inc.	2,288	32,009

Equity Securities - Cont'd	Shares	Value
Household Durables - Cont'd
Furniture Brands International, Inc.*	3,311	$17,283
Helen of Troy Ltd.*	2,758	60,841
Hooker Furniture Corp.	751	8,006
Hovnanian Enterprises, Inc.*	4,833	17,785
iRobot Corp.*	1,951	36,659
Kid Brands, Inc.*	1,165	8,190
La-Z-Boy, Inc.*	4,783	35,538
Libbey, Inc.*	1,500	19,470
Lifetime Brands, Inc.*	858	12,544
M/I Homes, Inc.*	1,414	13,631
Meritage Homes Corp.*	2,896	47,147
National Presto Industries, Inc.	445	41,323
Ryland Group, Inc.	3,953	62,536
Sealy Corp.*	3,443	9,193
Skyline Corp.	544	9,797
Standard Pacific Corp.*	9,920	33,034
Universal Electronics, Inc.*	1,267	21,070
		620,828

Household Products - 0.2%
Cellu Tissue Holdings, Inc.*	560	4,351
Central Garden and Pet Co.*	5,254	47,128
Oil-Dri Corp. of America	406	9,318
Spectrum Brands Holdings, Inc.*	1,688	42,808
WD-40 Co.	1,539	51,403
		155,008

Independent Power Producers & Energy Traders - 0.1%
American DG Energy, Inc.*	1,746	5,430
Dynegy, Inc.*	9,514	36,629
		42,059

Industrial Conglomerates - 0.3%
Otter Tail Corp.	3,253	62,881
Raven Industries, Inc.	1,506	50,767
Seaboard Corp.	30	45,300
Standex International Corp.	1,158	29,355
Tredegar Corp.	2,270	37,046
United Capital Corp.*	143	3,491
		228,840

Insurance - 2.8%
Alterra Capital Holdings Ltd.	8,938	167,856
AMBAC Financial Group, Inc.*	21,026	14,087
American Equity Investment Life Holding Co.	5,427	56,007
American Physicians Capital, Inc.	665	20,515
American Physicians Service Group, Inc.	503	12,298
American Safety Insurance Holdings Ltd.*	960	15,091
Amerisafe, Inc.*	1,748	30,677
Amtrust Financial Services, Inc.	2,071	24,935
Argo Group International Holdings Ltd.	2,811	85,988

Equity Securities - Cont'd	Shares	Value
Insurance - Cont'd
Baldwin & Lyons, Inc., Class B	563	$11,829
Citizens, Inc.*	3,380	22,511
CNA Surety Corp.*	1,640	26,355
CNO Financial Group, Inc.*	20,606	102,000
Crawford & Co., Class B*	1,432	4,525
Delphi Financial Group, Inc.	4,251	103,767
Donegal Group, Inc.	916	11,258
eHealth, Inc.*	2,183	24,821
EMC Insurance Group, Inc.	340	7,456
Employers Holdings, Inc.	4,059	59,789
Enstar Group Ltd.*	646	42,920
FBL Financial Group, Inc.	1,245	26,145
First American Financial Corp.	9,641	122,248
First Mercury Financial Corp.	986	10,432
Flagstone Reinsurance Holdings SA	4,832	52,282
Fpic Insurance Group, Inc.*	907	23,264
Gerova Financial Group Ltd.*	619	3,349
Greenlight Capital Re Ltd.*	2,601	65,519
Hallmark Financial Services*	726	7,224
Harleysville Group, Inc.	958	29,727
Hilltop Holdings, Inc.*	3,680	36,837
Horace Mann Educators Corp.	3,639	55,677
Infinity Property & Casualty Corp.	1,227	56,663
Kansas City Life Insurance Co.	365	10,793
Maiden Holdings Ltd.	4,605	30,255
Meadowbrook Insurance Group, Inc.	5,030	43,409
Montpelier Re Holdings Ltd.	6,528	97,463
National Financial Partners Corp.*	3,960	38,689
National Interstate Corp.	490	9,712
National Western Life Insurance Co.	204	31,163
Navigators Group, Inc.*	1,129	46,436
NYMAGIC, Inc.	377	7,272
Phoenix Co.'s, Inc.*	10,764	22,712
Platinum Underwriters Holdings Ltd.	4,180	151,692
PMA Capital Corp.*	2,532	16,585
Presidential Life Corp.	1,918	17,454
Primerica, Inc.*	2,233	47,875
ProAssurance Corp.*	2,966	168,350
RLI Corp.	1,707	89,635
Safety Insurance Group, Inc.	1,171	43,350
SeaBright Insurance Holdings, Inc.	2,042	19,358
Selective Insurance Group	4,841	71,937
State Auto Financial Corp.	1,338	20,752
Stewart Information Services Corp.	1,361	12,276
Tower Group, Inc.	3,754	80,824
United America Indemnity Ltd.*	2,728	20,078
United Fire & Casualty Co.	2,116	41,939
Universal Insurance Holdings, Inc.	1,043	4,360
		2,478,421

Equity Securities - Cont'd	Shares	Value
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	$4,287
Blue Nile, Inc.*	1,171	55,131
Drugstore.Com*	8,610	26,519
Gaiam, Inc.	1,432	8,692
HSN, Inc.*	3,674	88,176
NutriSystem, Inc.	2,835	65,035
Orbitz Worldwide, Inc.*	2,514	9,578
Overstock.com, Inc.*	1,364	24,648
PetMed Express, Inc.	2,133	37,967
Shutterfly, Inc.*	2,492	59,708
US Auto Parts Network, Inc.*	778	4,668
Vitacost.com, Inc.*	1,333	11,984
		396,393

Internet Software & Services - 1.8%
Ancestry.com, Inc.*	1,754	30,906
Archipelago Learning, Inc.*	1,088	12,436
Art Technology Group, Inc.*	14,569	49,826
comScore, Inc.*	2,103	34,636
Constant Contact, Inc.*	2,646	56,439
DealerTrack Holdings, Inc.*	3,740	61,523
Dice Holdings, Inc.*	1,136	7,861
Digital River, Inc.*	3,540	84,641
DivX, Inc.*	3,052	23,378
Earthlink, Inc.	9,665	76,933
GSI Commerce, Inc.*	5,764	166,003
Infospace, Inc.*	3,325	25,004
Internap Network Services Corp.*	4,018	16,755
Internet Brands, Inc.*	2,675	27,633
Internet Capital Group, Inc.*	3,382	25,703
j2 Global Communications, Inc.*	4,128	90,156
Keynote Systems, Inc.	1,035	9,336
KIT Digital, Inc.*	1,837	16,202
Knot, Inc.*	2,250	17,505
Limelight Networks, Inc.*	3,816	16,752
Liquidity Services, Inc.*	1,166	15,111
LivePerson, Inc.*	4,131	28,339
Local.com Corp.*	1,484	10,151
LogMeIn, Inc.*	1,397	36,643
LoopNet, Inc.*	1,590	19,605
Marchex, Inc., Class B	1,359	5,232
ModusLink Global Solutions, Inc.*	3,515	21,196
Move, Inc.*	14,470	29,665
NIC, Inc.	5,181	33,210
OpenTable, Inc.*	1,467	60,837
Openwave Systems, Inc.*	6,580	13,357
Perficient, Inc.*	1,973	17,579
QuinStreet, Inc.*	675	7,769
Rackspace Hosting, Inc.*	8,997	165,005
RealNetworks, Inc.*	7,768	25,634
Saba Software, Inc.*	1,942	10,001
SAVVIS, Inc.*	3,346	49,355

Equity Securities - Cont'd	Shares	Value
Internet Software & Services - Cont'd
Stamps.com, Inc.*	749	$7,677
Support.com, Inc.*	3,687	15,338
TechTarget, Inc.*	1,109	5,966
Terremark Worldwide, Inc.*	5,405	42,213
Travelzoo, Inc.*	438	5,422
United Online, Inc.	8,085	46,570
ValueClick, Inc.*	7,396	79,063
Vocus, Inc.*	1,554	23,745
Zix Corp.*	5,001	11,302
		1,635,613

IT Services - 1.9%
Acxiom Corp.*	6,218	91,342
CACI International, Inc.*	2,806	119,199
Cass Information Systems, Inc.	780	26,715
Ciber, Inc.*	5,300	14,681
Computer Task Group, Inc.*	1,181	7,629
CSG Systems International, Inc.*	3,211	58,858
Cybersource Corp.*	6,588	168,192
Echo Global Logistics, Inc.*	987	12,051
Euronet Worldwide, Inc.*	4,549	58,182
ExlService Holdings, Inc.*	1,409	24,192
Forrester Research, Inc.*	1,353	40,942
Global Cash Access Holdings, Inc.*	4,679	33,736
Hackett Group, Inc.*	3,281	9,220
Heartland Payment Systems, Inc.	3,510	52,088
iGate Corp.	2,196	28,153
infoGROUP, Inc.*	3,604	28,760
Integral Systems, Inc.*	1,350	8,572
Lionbridge Technologies*	5,529	25,267
Mantech International Corp.*	2,006	85,395
MAXIMUS, Inc.	1,616	93,518
MoneyGram International, Inc.*	7,721	18,916
NCI, Inc.*	519	11,719
Online Resources Corp.*	1,746	7,246
RightNow Technologies, Inc.*	2,009	31,521
Sapient Corp.	9,563	96,969
SPS Commerce, Inc.*	437	5,078
SRA International, Inc.*	3,831	75,356
Stream Global Services, Inc.*	418	2,341
Syntel, Inc.	1,222	41,487
TeleTech Holdings, Inc.*	2,503	32,264
Tier Technologies, Inc., Class B*	1,385	8,421
TNS, Inc.*	2,418	42,170
Unisys Corp.*	3,903	72,166
VeriFone Holdings, Inc.*	7,928	150,077
Virtusa Corp.*	1,023	9,545
Wright Express Corp.*	3,599	106,890
		1,698,858

Equity Securities - Cont'd	Shares	Value
Leisure Equipment & Products - 0.7%
Arctic Cat, Inc.*	1,125	$10,249
Brunswick Corp.	7,905	98,259
Callaway Golf Co.	5,975	36,089
Eastman Kodak Co.*	24,059	104,416
Jakks Pacific, Inc.*	2,589	37,230
Johnson Outdoors, Inc.*	405	4,556
Leapfrog Enterprises, Inc.*	2,658	10,685
Marine Products Corp.*	813	4,602
Polaris Industries, Inc.	2,889	157,797
Pool Corp.	4,456	97,676
RC2 Corp.*	1,996	32,156
Smith & Wesson Holding Corp.*	5,544	22,675
Sport Supply Group, Inc.	727	9,785
Steinway Musical Instruments*	547	9,731
Sturm Ruger & Co., Inc.	1,504	21,552
Summer Infant, Inc.*	1,000	6,550
		664,008

Life Sciences - Tools & Services - 0.6%
Accelrys, Inc.*	2,135	13,771
Affymetrix, Inc.*	6,573	38,781
Albany Molecular Research, Inc.*	1,613	8,339
Bruker Corp.*	6,739	81,946
Caliper Life Sciences, Inc.*	4,161	17,767
Cambrex Corp.*	2,197	6,920
Dionex Corp.*	1,635	121,742
Enzo Biochem, Inc.*	2,561	10,423
eResearchTechnology, Inc.*	4,528	35,681
Furiex Pharmaceuticals, Inc.*	816	8,291
Kendle International, Inc.*	1,382	15,921
Luminex Corp.*	3,478	56,413
Parexel International Corp.*	5,416	117,419
Pure Bioscience*	3,234	7,729
Sequenom, Inc.*	5,769	34,095
		575,238

Machinery - 2.8%
3D Systems Corp.*	1,362	17,093
Actuant Corp.	6,068	114,260
Alamo Group, Inc.	494	10,720
Albany International Corp.	2,536	41,058
Altra Holdings, Inc.*	2,487	32,381
American Railcar Industries, Inc.*	744	8,987
Ampco-Pittsburgh Corp.	791	16,477
ArvinMeritor, Inc.*	8,729	114,350
Astec Industries, Inc.*	1,841	51,051
Badger Meter, Inc.	1,390	53,779
Barnes Group, Inc.	4,549	74,558
Blount International, Inc.*	4,439	45,589
Briggs & Stratton Corp.	4,599	78,275
Cascade Corp.	842	29,984

Equity Securities - Cont'd	Shares	Value
Machinery - Cont'd
Chart Industries, Inc.*	2,661	$41,458
CIRCOR International, Inc.	1,584	40,519
CLARCOR, Inc.	4,680	166,234
Colfax Corp.*	2,231	23,225
Columbus McKinnon Corp.*	1,774	24,783
Commercial Vehicle Group, Inc.*	2,272	23,197
Douglas Dynamics, Inc.*	1,066	12,259
Dynamic Materials Corp.	1,203	19,296
Energy Recovery, Inc.*	2,650	10,600
EnPro Industries, Inc.*	1,908	53,710
ESCO Technologies, Inc.	2,404	61,903
Federal Signal Corp.	5,776	34,887
Flow International Corp.*	2,995	7,068
Force Protection, Inc.*	6,521	26,736
FreightCar America, Inc.	1,107	25,040
Gorman-Rupp Co.	1,053	26,378
Graham Corp.	792	11,872
Greenbrier Co.'s, Inc.*	1,745	19,544
John Bean Technologies Corp.	2,612	39,833
Kadant, Inc.*	1,153	20,085
Kaydon Corp.	2,986	98,120
LB Foster Co.*	945	24,494
Lindsay Corp.	1,159	36,729
Lydall, Inc.*	1,583	12,094
Met-Pro Corp.	1,199	12,901
Middleby Corp.*	1,495	79,519
Miller Industries, Inc.	795	10,709
Mueller Industries, Inc.	3,427	84,304
Mueller Water Products, Inc.	14,192	52,652
NACCO Industries, Inc.	536	47,575
Nordson Corp.	3,166	177,549
Omega Flex, Inc.	248	3,616
PMFG, Inc.*	1,367	20,710
RBC Bearings, Inc.*	2,015	58,415
Robbins & Myers, Inc.	2,494	54,220
Sauer-Danfoss, Inc.*	885	10,815
Sun Hydraulics Corp.	1,159	27,190
Tecumseh Products Co.*	1,715	19,071
Tennant Co.	1,752	59,253
Thermadyne Holdings Corp.*	802	8,670
Titan International, Inc.	3,275	32,652
Trimas Corp.*	1,166	13,187
Twin Disc, Inc.	694	7,884
Wabash National Corp.*	5,474	38,920
Watts Water Technologies, Inc.	2,697	77,296
Xerium Technologies, Inc.*	695	9,813
		2,455,547

Equity Securities - Cont'd	Shares	Value
Marine - 0.2%
American Commercial Lines, Inc.*	711	$16,005
Baltic Trading Ltd.*	1,516	17,237
Eagle Bulk Shipping, Inc.*	4,769	20,125
Excel Maritime Carriers Ltd.*	3,693	18,908
Genco Shipping & Trading Ltd.*	2,396	35,916
Horizon Lines, Inc.	2,384	10,085
International Shipholding Corp.	379	8,387
Ultrapetrol (Bahamas) Ltd.*	1,489	6,477
		133,140

Media - 1.5%
AH Belo Corp.*	1,669	11,082
Arbitron, Inc.	2,427	62,204
Ascent Media Corp.*	1,326	33,495
Ballantyne Strong, Inc.*	1,316	9,528
Beasley Broadcasting Group, Inc.*	407	1,982
Belo Corp.*	8,463	48,154
Carmike Cinemas, Inc.*	867	5,254
Cinemark Holdings, Inc.	5,281	69,445
CKX, Inc.*	5,155	25,723
Crown Media Holdings, Inc.*	1,039	1,829
Cumulus Media, Inc.*	2,023	5,401
Dex One Corp.*	4,641	88,179
Entercom Communications Corp.*	2,183	19,254
Entravision Communications Corp.*	4,508	9,512
EW Scripps Co.*	2,937	21,822
Fisher Communications, Inc.*	401	6,753
Global Sources Ltd.*	2,150	16,856
Gray Television, Inc.*	4,496	10,835
Harte-Hanks, Inc.	3,595	37,568
Journal Communications, Inc.*	3,369	13,375
Knology, Inc.*	2,831	30,943
Lee Enterprises, Inc.*	4,164	10,701
LIN TV Corp.*	2,131	11,529
Lions Gate Entertainment Corp.*	6,304	44,002
Live Nation, Inc.*	13,055	136,425
LodgeNet Interactive Corp.*	1,598	5,929
Martha Stewart Living Omnimedia*	2,043	10,052
McClatchy Co.*	5,532	20,136
Media General, Inc.*	2,045	19,959
Mediacom Communications Corp.*	3,136	21,074
National CineMedia, Inc.	3,902	65,007
Nexstar Broadcasting Group, Inc.*	992	4,345
Outdoor Channel Holdings, Inc.*	1,282	5,987
Playboy Enterprises, Inc., Class B*	1,700	7,140
Primedia, Inc.	1,152	3,375
Radio One, Inc., Class D*	2,907	3,721
RCN Corp.*	3,276	48,518
ReachLocal, Inc.*	446	5,785
Rentrak Corp.*	746	18,150
Scholastic Corp.	2,831	68,284

Equity Securities - Cont'd	Shares	Value
Media - Cont'd
Sinclair Broadcast Group, Inc.*	4,195	$24,457
SuperMedia, Inc.*	1,188	21,728
Valassis Communications, Inc.*	4,624	146,673
Value Line, Inc.	108	1,959
Warner Music Group Corp.*	4,149	20,164
Westwood One, Inc.*	488	4,817
World Wrestling Entertainment, Inc.	2,237	34,808
		1,293,919

Metals & Mining - 1.5%
Allied Nevada Gold Corp.*	5,881	115,738
AM Castle & Co.*	1,549	21,516
AMCOL International Corp.	2,212	51,982
Brush Engineered Materials, Inc.*	1,882	37,602
Capital Gold Corp.*	4,500	18,000
Century Aluminum Co.*	5,915	52,229
Coeur d'Alene Mines Corp.*	8,170	128,923
General Moly, Inc.*	4,998	15,394
Globe Specialty Metals, Inc.*	5,689	58,767
Golden Star Resources Ltd.*	23,925	104,791
Haynes International, Inc.	1,127	34,745
Hecla Mining Co.*	22,455	117,215
Horsehead Holding Corp.*	4,021	30,399
Jaguar Mining, Inc.*	7,801	68,883
Kaiser Aluminum Corp.	1,409	48,850
Metals USA Holdings Corp.*	1,062	15,877
Noranda Aluminium Holding Corp.*	1,067	6,861
Olympic Steel, Inc.	846	19,433
RTI International Metals, Inc.*	2,781	67,050
Stillwater Mining Co.*	4,126	47,944
Thompson Creek Metals Co., Inc.*	12,971	112,588
Universal Stainless & Alloy*	534	8,539
US Energy Corp. Wyoming*	2,481	11,785
US Gold Corp.*	8,272	41,443
Worthington Industries, Inc.	5,541	71,257
		1,307,811

Multiline Retail - 0.4%
99 Cents Only Stores*	4,268	63,166
Bon-Ton Stores, Inc.*	1,090	10,627
Dillard's, Inc.	4,262	91,633
Fred's, Inc.	3,647	40,336
Retail Ventures, Inc.*	1,722	13,466
Saks, Inc.*	12,559	95,323
Tuesday Morning Corp.*	2,412	9,624
		324,175

Equity Securities - Cont'd	Shares	Value
Multi-Utilities - 0.4%
Avista Corp.	5,043	$98,490
Black Hills Corp.	3,556	101,239
CH Energy Group, Inc.	1,467	57,565
NorthWestern Corp.	3,317	86,906
		344,200

Oil, Gas & Consumable Fuels - 3.4%
Abraxas Petroleum Corp.*	6,240	17,472
Alon USA Energy, Inc.	562	3,574
American Oil & Gas, Inc.*	4,662	29,277
Apco Oil and Gas International, Inc.	721	16,951
Approach Resources, Inc.*	716	4,926
Arena Resources, Inc.*	3,661	116,786
ATP Oil & Gas Corp.*	4,127	43,705
Berry Petroleum Co.	4,744	122,016
Bill Barrett Corp.*	4,262	131,142
BPZ Resources, Inc.*	9,034	37,491
Brigham Exploration Co.*	10,800	166,104
Callon Petroleum Co.*	2,669	16,815
CAMAC Energy, Inc.*	4,422	16,494
Carrizo Oil & Gas, Inc.*	2,887	44,835
Cheniere Energy, Inc.*	3,868	10,908
Clayton Williams Energy, Inc.*	453	19,080
Clean Energy Fuels Corp.*	3,716	55,517
Cloud Peak Energy, Inc.*	2,923	38,759
Contango Oil & Gas Co.*	1,096	49,046
Crosstex Energy, Inc.*	3,047	19,531
CVR Energy, Inc.*	2,812	21,146
Delek US Holdings, Inc.	1,057	7,716
Delta Petroleum Corp.*	12,444	10,702
DHT Maritime, Inc.	3,818	14,699
Endeavour International Corp.*	9,060	9,604
Energy Partners Ltd.*	2,684	32,772
Energy XXI Bermuda Ltd.*	4,698	74,134
Evolution Petroleum Corp.*	1,370	6,864
FX Energy, Inc.*	3,212	11,627
Gastar Exploration Ltd.*	4,045	14,602
General Maritime Corp.	4,751	28,696
Georesources, Inc.*	1,205	16,786
GMX Resources, Inc.*	2,402	15,589
Golar LNG Ltd.	3,373	33,291
Goodrich Petroleum Corp.*	2,269	27,228
Green Plains Renewable Energy, Inc.*	1,487	15,197
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	2,510	29,769
Hallador Energy Co.*	353	3,159
Harvest Natural Resources, Inc.*	3,086	22,744
Houston American Energy Corp.	1,673	16,496
International Coal Group, Inc.*	12,176	46,878
Isramco, Inc.*	85	4,010
James River Coal Co.*	2,579	41,058

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - Cont'd
Knightsbridge Tankers Ltd.	1,587	$27,915
Kodiak Oil & Gas Corp.*	11,067	35,304
L&L Energy, Inc.*	1,532	13,175
Magnum Hunter Resources Corp.*	4,482	19,542
McMoRan Exploration Co.*	7,464	82,925
Miller Petroleum, Inc.*	1,674	9,642
Nordic American Tanker Shipping	4,220	118,540
Northern Oil And Gas, Inc.*	4,096	52,593
Overseas Shipholding Group, Inc.	2,373	87,896
Panhandle Oil and Gas, Inc.	584	15,435
Patriot Coal Corp.*	7,251	85,199
Penn Virginia Corp.	4,195	84,361
Petroleum Development Corp.*	1,787	45,783
Petroquest Energy, Inc.*	5,122	34,625
RAM Energy Resources, Inc.*	5,147	10,654
Rentech, Inc.*	20,009	19,809
Resolute Energy Corp.*	3,524	43,134
Rex Energy Corp.*	2,993	30,229
Rex Stores Corp.*	499	7,984
Rosetta Resources, Inc.*	4,785	94,791
Scorpio Tankers, Inc.*	1,202	13,763
Ship Finance International Ltd.	4,084	73,022
Stone Energy Corp.*	4,002	44,662
Swift Energy Co.*	3,418	91,978
Syntroleum Corp.*	4,983	8,172
Teekay Tankers Ltd.	2,508	27,914
TransAtlantic Petroleum Ltd.*	13,662	43,309
Uranium Energy Corp.*	5,621	13,266
USEC, Inc.*	10,581	50,366
Vaalco Energy, Inc.*	4,020	22,512
Venoco, Inc.*	1,829	30,124
W&T Offshore, Inc.	3,244	30,688
Warren Resources, Inc.*	6,571	19,056
Western Refining, Inc.*	4,759	23,938
World Fuel Services Corp.	5,512	142,981
Zion Oil & Gas, Inc., Rights*	469	9
		3,020,492

Paper & Forest Products - 0.5%
Buckeye Technologies, Inc.*	3,641	36,228
Clearwater Paper Corp.*	1,048	57,388
Deltic Timber Corp.	996	41,633
Glatfelter	4,248	46,091
KapStone Paper and Packaging Corp.*	3,545	39,491
Louisiana-Pacific Corp.*	11,475	76,768
Neenah Paper, Inc.	1,163	21,283
Schweitzer-Mauduit International, Inc.	1,617	81,578
Verso Paper Corp.*	1,363	3,148
Wausau Paper Corp.*	4,548	30,790
		434,398

Equity Securities - Cont'd	Shares	Value
Personal Products - 0.3%
Elizabeth Arden, Inc.*	2,253	$32,714
Female Health Co.	1,254	6,508
Inter Parfums, Inc.	1,120	15,938
Medifast, Inc.*	1,253	32,465
Nature's Sunshine Products, Inc.*	705	5,901
Nu Skin Enterprises, Inc.	4,411	109,966
Nutraceutical International Corp.*	861	13,139
Prestige Brands Holdings, Inc.*	3,881	27,477
Revlon, Inc.*	1,344	14,999
Schiff Nutrition International, Inc.	744	5,297
USANA Health Sciences, Inc.*	483	17,644
		282,048

Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc.*	651	1,634
Akorn, Inc.*	4,543	13,493
Alexza Pharmaceuticals, Inc.*	3,599	9,789
Aoxing Pharmaceutical Co., Inc.*	2,242	7,309
Ardea Biosciences, Inc.*	1,391	28,599
Auxilium Pharmaceuticals, Inc.*	3,869	90,921
AVANIR Pharmaceuticals, Inc.*	6,690	17,193
Biodel, Inc.*	856	3,236
BioMimetic Therapeutics, Inc.*	1,057	11,754
BMP Sunstone Corp.*	2,491	12,829
Cadence Pharmaceuticals, Inc.*	1,701	11,924
Caraco Pharmaceutical Laboratories Ltd.*	813	3,837
Corcept Therapeutics, Inc.*	2,345	7,316
Cornerstone Therapeutics, Inc.*	514	3,027
Cumberland Pharmaceuticals, Inc.*	600	3,852
Cypress Bioscience, Inc.*	2,626	6,040
Depomed, Inc.*	3,827	10,716
Durect Corp.*	6,499	15,793
Eurand NV*	1,697	16,444
Hi-Tech Pharmacal Co., Inc.*	922	21,123
Impax Laboratories, Inc.*	5,810	110,739
Inspire Pharmaceuticals, Inc.*	5,518	27,535
Jazz Pharmaceuticals, Inc.*	1,384	10,837
Lannett Co., Inc.*	798	3,647
MAP Pharmaceuticals, Inc.*	1,280	16,794
Medicines Co.*	4,940	37,593
Medicis Pharmaceutical Corp.	5,594	122,397
Nektar Therapeutics*	8,458	102,342
Neostem, Inc.*	2,357	4,313
Obagi Medical Products, Inc.*	1,589	18,782
Optimer Pharmaceuticals, Inc.*	3,094	28,681
Pain Therapeutics, Inc.*	2,773	15,418
Par Pharmaceutical Co.'s, Inc.*	3,214	83,435
Pozen, Inc.*	2,076	14,553
Questcor Pharmaceuticals, Inc.*	5,106	52,132
Salix Pharmaceuticals Ltd.*	5,288	206,391
Santarus, Inc.*	4,094	10,153

Equity Securities - Cont'd	Shares	Value
Pharmaceuticals - Cont'd
Somaxon Pharmaceuticals, Inc.*	2,628	$9,461
Sucampo Pharmaceuticals, Inc.*	729	2,573
SuperGen, Inc.*	4,667	9,427
Viropharma, Inc.*	7,058	79,120
VIVUS, Inc.*	7,427	71,299
XenoPort, Inc.*	2,090	20,503
		1,354,954

Professional Services - 1.1%
Acacia Research - Acacia Technologies*	3,134	44,597
Administaff, Inc.	2,020	48,803
Advisory Board Co.*	1,435	61,648
Barrett Business Services, Inc.	606	7,514
CBIZ, Inc.*	4,090	26,012
CDI Corp.	1,164	18,077
Corporate Executive Board Co.	3,137	82,409
CoStar Group, Inc.*	1,818	70,538
CRA International, Inc.*	1,024	19,282
Diamond Management & Technology Consultants, Inc.	1,884	19,424
Dolan Media Co.*	2,812	31,269
Exponent, Inc.*	1,286	42,078
Franklin Covey Co.*	1,007	6,546
GP Strategies Corp.*	1,245	9,039
Heidrick & Struggles International, Inc.	1,621	36,991
Hill International, Inc.*	1,866	7,576
Hudson Highland Group, Inc.*	2,983	13,125
Huron Consulting Group, Inc.*	2,043	39,655
ICF International, Inc.*	1,587	37,977
Kelly Services, Inc.*	2,454	36,491
Kforce, Inc.*	2,852	36,363
Korn/Ferry International*	4,269	59,339
LECG Corp.*	2,390	6,214
Manpower, Inc.	1	19
Mistras Group, Inc.*	1,338	14,343
Navigant Consulting, Inc.*	4,695	48,734
On Assignment, Inc.*	2,712	13,641
Resources Connection, Inc.*	4,108	55,869
School Specialty, Inc.*	1,750	31,624
SFN Group, Inc.*	4,817	26,301
TrueBlue, Inc.*	4,090	45,767
Volt Information Sciences, Inc.*	1,008	8,467
VSE Corp.	320	10,182
		1,015,914

Real Estate Investment Trusts - 7.0%
Acadia Realty Trust	3,639	61,208
Agree Realty Corp.	808	18,843
Alexander's, Inc.	191	57,858
American Campus Communities, Inc.	4,856	132,520
American Capital Agency Corp.	3,040	80,317
Anworth Mortgage Asset Corp.	10,505	74,796

Equity Securities - Cont'd	Shares	Value
Real Estate Investment Trusts - Cont'd
Apollo Commercial Real Estate Finance, Inc.	990	$16,295
Ashford Hospitality Trust, Inc.*	3,528	25,860
Associated Estates Realty Corp.	2,928	37,918
BioMed Realty Trust, Inc.	10,535	169,508
CapLease, Inc.	5,306	24,461
Capstead Mortgage Corp.	6,387	70,640
CBL & Associates Properties, Inc.	12,811	159,369
Cedar Shopping Centers, Inc.	5,065	30,491
Chatham Lodging Trust*	797	14,242
Chesapeake Lodging Trust*	500	7,910
Cogdell Spencer, Inc.	3,989	26,966
Colonial Properties Trust	6,503	94,489
Colony Financial, Inc.	1,358	22,950
Cousins Properties, Inc.	8,236	55,511
CreXus Investment Corp.	943	11,722
Cypress Sharpridge Investments, Inc.	1,200	15,192
DCT Industrial Trust, Inc.	18,829	85,107
DiamondRock Hospitality Co.*	14,318	117,694
DuPont Fabros Technology, Inc.	3,800	93,328
Dynex Capital, Inc.	888	8,196
EastGroup Properties, Inc.	2,472	87,954
Education Realty Trust, Inc.	5,282	31,850
Entertainment Properties Trust	4,313	164,196
Equity Lifestyle Properties, Inc.	2,427	117,054
Equity One, Inc.	3,390	52,884
Excel Trust, Inc.*	1,391	16,692
Extra Space Storage, Inc.	8,092	112,479
FelCor Lodging Trust, Inc.*	6,071	30,294
First Industrial Realty Trust, Inc.*	5,870	28,293
First Potomac Realty Trust	3,438	49,404
Franklin Street Properties Corp.	6,124	72,324
Getty Realty Corp.	1,942	43,520
Gladstone Commercial Corp.	676	11,046
Glimcher Realty Trust	6,395	38,242
Government Properties Income Trust	1,975	50,402
Hatteras Financial Corp.	3,316	92,251
Healthcare Realty Trust, Inc.	5,780	126,987
Hersha Hospitality Trust	9,318	42,117
Highwoods Properties, Inc.	6,643	184,410
Home Properties, Inc.	3,667	165,272
Inland Real Estate Corp.	6,900	54,648
Invesco Mortgage Capital, Inc.	2,407	48,164
Investors Real Estate Trust	6,963	61,483
iStar Financial, Inc.*	8,665	38,646
Kilroy Realty Corp.	5,040	149,839
Kite Realty Group Trust	5,032	21,034
LaSalle Hotel Properties	6,477	133,232
Lexington Realty Trust	8,973	53,928
LTC Properties, Inc.	2,208	53,588
Medical Properties Trust, Inc.	10,344	97,647
MFA Mortgage Investments, Inc.	25,996	192,370
Mid-America Apartment Communities, Inc.	2,794	143,807

Equity Securities - Cont'd	Shares	Value
Real Estate Investment Trusts - Cont'd
Mission West Properties, Inc.	1,213	$8,273
Monmouth Real Estate Investment Corp.	2,467	18,231
MPG Office Trust, Inc.*	4,455	13,053
National Health Investors, Inc.	2,267	87,416
National Retail Properties, Inc.	7,730	165,731
Newcastle Investment Corp.*	5,753	15,418
NorthStar Realty Finance Corp.	6,999	18,687
Omega Healthcare Investors, Inc.	8,628	171,956
One Liberty Properties, Inc.	782	11,660
Parkway Properties, Inc.	2,001	29,155
Pebblebrook Hotel Trust*	1,752	33,025
Pennsylvania Real Estate Investment Trust	5,132	62,713
Pennymac Mortgage Investment Trust*	1,553	24,693
Post Properties, Inc.	4,467	101,535
Potlatch Corp.	3,707	132,451
PS Business Parks, Inc.	1,649	91,981
RAIT Financial Trust*	5,738	10,730
Ramco-Gershenson Properties Trust	3,520	35,552
Redwood Trust, Inc.	7,158	104,793
Resource Capital Corp.	4,076	23,152
Retail Opportunity Investments Corp.	3,879	37,432
Saul Centers, Inc.	507	20,599
Sovran Self Storage, Inc.	2,526	86,970
Starwood Property Trust, Inc.	4,229	71,682
Strategic Hotels & Resorts, Inc.*	12,534	55,024
Sun Communities, Inc.	1,762	45,742
Sunstone Hotel Investors, Inc.*	8,966	89,032
Tanger Factory Outlet Centers	3,755	155,382
Terreno Realty Corp.*	600	10,626
Two Harbors Investment Corp.	2,419	19,957
UMH Properties, Inc.	691	6,958
Universal Health Realty Income Trust	1,049	33,704
Urstadt Biddle Properties, Inc.	1,900	30,647
U-Store-It Trust	8,671	64,686
Walter Investment Management Corp.	2,385	38,995
Washington Real Estate Investment Trust	5,637	155,525
Winthrop Realty Trust	1,661	21,277
		6,183,891

Real Estate Management & Development - 0.2%
Avatar Holdings, Inc.*	824	15,804
Consolidated-Tomoka Land Co.	432	12,312
Forestar Group, Inc.*	3,379	60,687
Kennedy-Wilson Holdings, Inc.*	1,927	19,463
Tejon Ranch Co.*	1,215	28,042
Thomas Properties Group, Inc.	3,268	10,817
		147,125

Road & Rail - 1.0%
Amerco, Inc.*	793	43,655
Arkansas Best Corp.	2,348	48,721
Avis Budget Group, Inc.*	9,418	92,485

Equity Securities - Cont'd	Shares	Value
Road & Rail - Cont'd
Celadon Group, Inc.*	1,741	$24,618
Dollar Thrifty Automotive Group, Inc.*	2,658	113,257
Genesee & Wyoming, Inc.*	3,597	134,204
Heartland Express, Inc.	4,630	67,227
Knight Transportation, Inc.	5,516	111,644
Marten Transport Ltd.*	1,428	29,674
Old Dominion Freight Line, Inc.*	2,555	89,783
PAM Transportation Services, Inc.*	426	6,403
Patriot Transportation Holding, Inc.*	89	7,201
Quality Distribution, Inc.*	828	4,281
RailAmerica, Inc.*	2,144	21,268
Roadrunner Transportation Systems, Inc.*	984	13,982
Saia, Inc.*	1,220	18,300
Universal Truckload Services, Inc.*	475	6,617
USA Truck, Inc.*	614	9,898
Werner Enterprises, Inc.	3,923	85,874
		929,092

Semiconductors & Semiconductor Equipment - 3.5%
Actel Corp.*	2,016	25,845
Advanced Analogic Technologies, Inc.*	2,962	9,449
Advanced Energy Industries, Inc.*	3,377	41,503
Alpha & Omega Semiconductor Ltd.*	471	6,504
Amkor Technology, Inc.*	10,008	55,144
Anadigics, Inc.*	6,052	26,387
Applied Micro Circuits Corp.*	6,007	62,953
ATMI, Inc.*	2,922	42,778
Axcelis Technologies, Inc.*	9,665	14,981
AXT, Inc.*	2,876	12,971
Brooks Automation, Inc.*	6,031	46,620
Cabot Microelectronics Corp.*	2,168	74,991
Cavium Networks, Inc.*	4,116	107,798
Ceva, Inc.*	1,601	20,173
Cirrus Logic, Inc.*	5,954	94,133
Cohu, Inc.	2,186	26,516
Conexant Systems, Inc.*	7,533	16,874
Cymer, Inc.*	2,725	81,859
Diodes, Inc.*	3,146	49,927
DSP Group, Inc.*	1,569	10,026
Entegris, Inc.*	12,048	47,831
Entropic Communications, Inc.*	5,202	32,981
Exar Corp.*	3,348	23,202
FEI Co.*	3,448	67,960
Formfactor, Inc.*	4,640	50,112
FSI International, Inc.*	2,985	12,507
GSI Technology, Inc.*	1,456	8,328
Hittite Microwave Corp.*	2,535	113,416
Ikanos Communications, Inc.*	2,788	4,489
Integrated Device Technology, Inc.*	15,071	74,601
Integrated Silicon Solution, Inc.*	2,404	18,126
IXYS Corp.*	1,911	16,893
Kopin Corp.*	6,180	20,950

Equity Securities - Cont'd	Shares	Value
Semiconductors & Semiconductor Equipment - Cont'd
Kulicke & Soffa Industries, Inc.*	6,507	$45,679
Lattice Semiconductor Corp.*	10,758	46,690
LTX-Credence Corp.*	13,626	38,562
Mattson Technology, Inc.*	4,642	17,593
MaxLinear, Inc.*	693	9,688
Micrel, Inc.	4,718	48,029
Microsemi Corp.*	7,702	112,680
Microtune, Inc.*	4,122	8,780
Mindspeed Technologies, Inc.*	2,963	22,193
MIPS Technologies, Inc.*	4,264	21,789
MKS Instruments, Inc.*	4,551	85,195
Monolithic Power Systems, Inc.*	3,001	53,598
MoSys, Inc.*	2,517	11,125
Nanometrics, Inc.*	1,653	16,679
Netlogic Microsystems, Inc.*	5,810	158,032
NVE Corp.*	370	16,106
Omnivision Technologies, Inc.*	4,832	103,598
PDF Solutions, Inc.*	2,096	10,061
Pericom Semiconductor Corp.*	2,352	22,579
Photronics, Inc.*	4,076	18,423
PLX Technology, Inc.*	2,851	11,946
Power Integrations, Inc.	2,190	70,507
RF Micro Devices, Inc.*	24,906	97,382
Rubicon Technology, Inc.*	1,322	39,382
Rudolph Technologies, Inc.*	2,894	21,850
Semtech Corp.*	5,583	91,394
Sigma Designs, Inc.*	2,886	28,889
Silicon Image, Inc.*	7,111	24,960
Spansion, Inc.*	1,203	19,621
Standard Microsystems Corp.*	2,080	48,422
Supertex, Inc.*	843	20,788
Tessera Technologies, Inc.*	4,433	71,150
Trident Microsystems, Inc.*	4,861	6,903
TriQuint Semiconductor, Inc.*	14,401	87,990
Ultra Clean Holdings*	2,008	17,108
Ultratech, Inc.*	2,221	36,136
Veeco Instruments, Inc.*	3,762	128,961
Virage Logic Corp.*	2,123	25,242
Volterra Semiconductor Corp.*	2,299	53,015
Zoran Corp.*	4,755	45,363
		3,132,916

Software - 4.1%
ACI Worldwide, Inc.*	3,241	63,102
Actuate Corp.*	3,425	15,241
Advent Software, Inc.*	1,417	66,542
American Software, Inc.	1,795	8,293
ArcSight, Inc.*	2,279	51,027
Ariba, Inc.*	8,083	128,762
Aspen Technology, Inc.*	5,773	62,868
Blackbaud, Inc.	4,014	87,385
Blackboard, Inc.*	3,168	118,261

Equity Securities - Cont'd	Shares	Value
Software - Cont'd
Bottomline Technologies, Inc.*	2,533	$33,005
CDC Corp.*	9,120	18,970
Commvault Systems, Inc.*	3,862	86,895
Concur Technologies, Inc.*	3,735	159,410
Convio, Inc.*	548	4,022
Deltek, Inc.*	1,456	12,143
DemandTec, Inc.*	1,564	10,557
Digimarc Corp.*	626	11,737
Double-Take Software, Inc.*	1,964	20,602
Ebix, Inc.*	2,494	39,106
Epicor Software Corp.*	4,539	36,267
EPIQ Systems, Inc.*	3,038	39,281
ePlus, Inc.*	291	5,093
Fair Isaac Corp.	4,237	92,324
FalconStor Software, Inc.*	2,372	6,262
Fortinet, Inc.*	3,674	60,401
Guidance Software, Inc.*	1,234	6,441
Interactive Intelligence, Inc.*	1,211	19,897
Jack Henry & Associates, Inc.	7,918	189,082
JDA Software Group, Inc.*	3,867	84,997
Kenexa Corp.*	2,096	25,152
Lawson Software, Inc.*	12,581	91,841
Magma Design Automation, Inc.*	4,809	13,658
Manhattan Associates, Inc.*	2,107	58,048
Mentor Graphics Corp.*	9,695	85,801
MicroStrategy, Inc.*	830	62,325
Monotype Imaging Holdings, Inc.*	1,667	15,020
Netscout Systems, Inc.*	2,837	40,342
NetSuite, Inc.*	1,698	21,463
Opnet Technologies, Inc.	1,050	15,424
Parametric Technology Corp.*	10,771	168,782
Pegasystems, Inc.	1,501	48,197
Progress Software Corp.*	3,913	117,507
PROS Holdings, Inc.*	1,467	9,536
QAD, Inc.*	1,023	4,225
Quest Software, Inc.*	5,579	100,645
Radiant Systems, Inc.*	2,685	38,825
Renaissance Learning, Inc.	1,221	17,936
Rosetta Stone, Inc.*	971	22,294
S1 Corp.*	4,805	28,878
Smith Micro Software, Inc.*	2,824	26,856
SolarWinds, Inc.*	3,242	52,002
Sonic Solutions, Inc.*	2,366	19,756
SonicWALL, Inc.*	5,113	60,078
Sourcefire, Inc.*	2,549	48,431
SRS Labs, Inc.*	917	8,391
SS&C Technologies Holdings, Inc.*	1,158	18,563
SuccessFactors, Inc.*	5,838	121,372
Symyx Technologies*	2,680	13,427
Synchronoss Technologies, Inc.*	1,887	35,796
Take-Two Interactive Software, Inc.*	6,535	58,815
Taleo Corp.*	3,634	88,270

Equity Securities - Cont'd	Shares	Value
Software - Cont'd
TeleCommunication Systems, Inc.*	3,362	$13,919
TeleNav, Inc.*	747	6,267
THQ, Inc.*	6,270	27,086
TIBCO Software, Inc.*	15,416	185,917
TiVo, Inc.*	10,715	79,077
Tyler Technologies, Inc.*	2,872	44,573
Ultimate Software Group, Inc.*	2,376	78,075
Unica Corp.*	1,113	10,663
VASCO Data Security International, Inc.*	2,141	13,210
VirnetX Holding Corp.	3,013	17,837
Wave Systems Corp.*	7,430	24,073
Websense, Inc.*	4,097	77,433
		3,653,759

Specialty Retail - 3.2%
America's Car-Mart, Inc.*	926	20,955
AnnTaylor Stores Corp.*	5,227	85,043
Asbury Automotive Group, Inc.*	2,476	26,097
Barnes & Noble, Inc.	3,578	46,156
Bebe Stores, Inc.	3,035	19,424
Big 5 Sporting Goods Corp.	2,021	26,556
Books-A-Million, Inc.	554	3,335
Borders Group, Inc.*	3,373	4,486
Brown Shoe Co., Inc.	3,812	57,866
Build-A-Bear Workshop, Inc.*	1,323	8,970
Cabela's, Inc.*	3,731	52,756
Casual Male Retail Group, Inc.*	3,868	13,229
Cato Corp.	2,555	56,261
Charming Shoppes, Inc.*	10,751	40,316
Christopher & Banks Corp.	2,760	17,084
Citi Trends, Inc.*	1,377	45,358
Coldwater Creek, Inc.*	4,387	14,740
Collective Brands, Inc.*	5,746	90,787
Conn's, Inc.*	780	4,586
Destination Maternity Corp.*	373	9,437
Dress Barn, Inc.*	5,588	133,050
DSW, Inc.*	1,312	29,468
Express, Inc.*	1,482	24,260
Finish Line, Inc.	4,716	65,694
Genesco, Inc.*	2,196	57,777
Group 1 Automotive, Inc.*	2,217	52,166
Gymboree Corp.*	2,749	117,410
Haverty Furniture Co.'s, Inc.	1,689	20,758
hhgregg, Inc.*	1,221	28,474
Hibbett Sports, Inc.*	2,652	63,542
HOT Topic, Inc.	4,130	20,980
Jo-Ann Stores, Inc.*	2,443	91,637
JOS A Bank Clothiers, Inc.*	1,678	90,595
Kirkland's, Inc.*	1,552	26,190
Lithia Motors, Inc.	2,010	12,422
Lumber Liquidators Holdings, Inc.*	2,063	48,130
MarineMax, Inc.*	2,047	14,206

Equity Securities - Cont'd	Shares	Value
Specialty Retail - Cont'd
Men's Wearhouse, Inc.	4,770	$87,577
Midas, Inc.*	1,091	8,368
Monro Muffler, Inc.	1,842	72,814
New York & Co., Inc.*	1,850	4,237
OfficeMax, Inc.*	7,870	102,782
Pacific Sunwear of California*	6,164	19,725
Penske Automotive Group, Inc.*	4,104	46,621
PEP Boys-Manny Moe & Jack	4,867	43,122
Pier 1 Imports, Inc.*	9,701	62,183
Rent-A-Center, Inc.*	6,106	123,708
Rue21, Inc.*	1,362	41,323
Sally Beauty Holdings, Inc.*	8,625	70,725
Select Comfort Corp.*	5,068	44,345
Shoe Carnival, Inc.*	707	14,501
Sonic Automotive, Inc.*	3,700	31,672
Stage Stores, Inc.	3,591	38,352
Stein Mart, Inc.*	1,842	11,476
Systemax, Inc.	1,000	15,070
Talbots, Inc.*	6,515	67,170
The Buckle, Inc.	2,338	75,798
The Childrens Place Retail Stores, Inc.*	2,574	113,307
Ulta Salon Cosmetics & Fragrance, Inc.*	2,913	68,922
Vitamin Shoppe, Inc.*	1,480	37,962
West Marine, Inc.*	1,129	12,284
Wet Seal, Inc.*	9,434	34,434
Winmark Corp.	223	7,464
Zumiez, Inc.*	1,906	30,706
		2,826,849

Textiles, Apparel & Luxury Goods - 2.0%
American Apparel, Inc.*	2,699	4,939
Carter's, Inc.*	5,512	144,690
Cherokee, Inc.	601	10,277
Columbia Sportswear Co.	1,059	49,424
CROCS, Inc.*	7,677	81,223
Culp, Inc.*	821	8,998
Deckers Outdoor Corp.*	1,173	167,587
Delta Apparel, Inc.*	555	8,103
G-III Apparel Group Ltd.*	1,430	32,733
Iconix Brand Group, Inc.*	6,568	94,382
Joe's Jeans, Inc.*	3,939	7,799
Jones Apparel Group, Inc.	8,085	128,147
Kenneth Cole Productions, Inc.*	718	7,905
K-Swiss, Inc.*	2,431	27,300
Lacrosse Footwear, Inc.	436	7,342
Liz Claiborne, Inc.*	8,769	37,005
Maidenform Brands, Inc.*	2,126	43,285
Movado Group, Inc.*	1,243	13,275
Oxford Industries, Inc.	1,282	26,832
Perry Ellis International, Inc.*	933	18,847
Quiksilver, Inc.*	12,024	44,489
RG Barry Corp.	783	8,636

Equity Securities - Cont'd	Shares	Value
Textiles, Apparel & Luxury Goods - Cont'd
Skechers U.S.A., Inc.*	3,211	$117,266
Steven Madden Ltd.*	2,153	67,863
Timberland Co.*	3,754	60,627
True Religion Apparel, Inc.*	2,326	51,335
Under Armour, Inc.*	3,264	108,136
Unifi, Inc.*	3,597	13,741
Unifirst Corp.	1,308	57,578
Volcom, Inc.*	1,791	33,259
Warnaco Group, Inc.*	4,088	147,740
Weyco Group, Inc.	483	11,003
Wolverine World Wide, Inc.	4,602	116,062
		1,757,828

Thrifts & Mortgage Finance - 1.5%
Abington Bancorp, Inc.	1,510	13,167
Astoria Financial Corp.	8,012	110,245
Bank Mutual Corp.	4,220	23,970
BankFinancial Corp.	1,569	13,038
Beneficial Mutual Bancorp, Inc.*	3,220	31,814
Berkshire Hills Bancorp, Inc.	1,302	25,363
BofI Holding, Inc.*	653	9,220
Brookline Bancorp, Inc.	5,478	48,645
Clifton Savings Bancorp, Inc.	836	7,231
Dime Community Bancshares	2,477	30,541
Doral Financial Corp.*	429	1,047
ESB Financial Corp.	726	9,474
ESSA Bancorp, Inc.	1,049	12,913
Federal Agricultural Mortgage Corp., Class C	895	12,557
First Financial Holdings, Inc.	1,221	13,980
Flagstar Bancorp, Inc.*	4,352	13,665
Flushing Financial Corp.	2,891	35,357
Fox Chase Bancorp, Inc.*	526	5,034
Heritage Financial Group	158	1,710
Home Federal Bancorp, Inc.	1,548	19,551
Kearny Financial Corp.	1,413	12,943
K-Fed Bancorp	316	2,869
Meridian Interstate Bancorp, Inc.*	838	9,134
MGIC Investment Corp.*	18,158	125,109
NASB Financial, Inc.	278	4,212
NewAlliance Bancshares, Inc.	9,565	107,224
Northwest Bancshares, Inc.	10,272	117,820
OceanFirst Financial Corp.	1,007	12,154
Ocwen Financial Corp.*	6,887	70,179
Oritani Financial Corp.	5,172	51,720
PMI Group, Inc.*	13,262	38,327
Provident Financial Services, Inc.	5,450	63,711
Provident New York Bancorp	3,606	31,913
Radian Group, Inc.	11,994	86,837
Rockville Financial, Inc.	708	8,432
Roma Financial Corp.	676	7,341
Territorial Bancorp, Inc.	900	17,055

Equity Securities - Cont'd	Shares	Value
Thrifts & Mortgage Finance - Cont'd
Trustco Bank Corp. NY	7,133	$39,945
United Financial Bancorp, Inc.	1,552	21,185
ViewPoint Financial Group	701	9,709
Waterstone Financial, Inc.*	553	1,886
Westfield Financial, Inc.	2,745	22,866
WSFS Financial Corp.	490	17,606
		1,318,699

Tobacco - 0.2%
Alliance One International, Inc.*	8,266	29,427
Star Scientific, Inc.*	8,949	14,676
Universal Corp.	2,230	88,486
Vector Group Ltd.	4,008	67,415
		200,004

Trading Companies & Distributors - 0.8%
Aceto Corp.	1,948	11,162
Aircastle Ltd.	4,709	36,966
Applied Industrial Technologies, Inc.	3,896	98,647
Beacon Roofing Supply, Inc.*	4,107	74,008
BlueLinx Holdings, Inc.*	916	2,409
CAI International, Inc.*	587	6,985
DXP Enterprises, Inc.*	572	8,952
H&E Equipment Services, Inc.*	2,568	19,234
Houston Wire & Cable Co.	1,646	17,859
Interline Brands, Inc.*	3,060	52,907
Kaman Corp.	2,406	53,221
Lawson Products	334	5,671
RSC Holdings, Inc.*	4,568	28,185
Rush Enterprises, Inc.*	2,958	39,519
TAL International Group, Inc.	1,553	34,896
Textainer Group Holdings Ltd.	882	21,291
Titan Machinery, Inc.*	1,023	13,432
United Rentals, Inc.*	5,496	51,223
Watsco, Inc.	2,582	149,549
		726,116

Water Utilities - 0.3%
American States Water Co.	1,723	57,100
Artesian Resources Corp.	490	9,045
Cadiz, Inc.*	953	11,503
California Water Service Group	1,796	64,117
Connecticut Water Service, Inc.	671	14,104
Consolidated Water Co., Inc.	1,003	11,414
Middlesex Water Co.	1,260	19,971
SJW Corp.	1,202	28,175
Southwest Water Co.	2,553	26,756

Equity Securities - Cont'd	Shares	Value
Water Utilities - Cont'd
York Water Co.	901	$12,794
		254,979

Wireless Telecommunication Services - 0.3%
FiberTower Corp.*	4,250	20,060
ICO Global Communications Holdings Ltd.*	8,726	14,049
NTELOS Holdings Corp.	2,728	46,921
Shenandoah Telecommunications Co.	2,203	39,081
Syniverse Holdings, Inc.*	6,469	132,291
USA Mobility, Inc.	2,054	26,538
		278,940

Total Equity Securities (Cost $97,040,511)		85,225,550

	Principal
U.S. Treasury- 0.7%	Amount
United States Treasury Bills, 7/8/10 ^	$600,000	599,983

Total U.S. Treasury (Cost $599,984)		599,983

Time Deposit - 3.2%
State Street Corp. Time Deposit, 0.01%, 7/1/10	2,888,427	2,888,427

Total Time Deposit (Cost $2,888,427)		2,888,427

TOTAL INVESTMENTS (Cost $100,528,922) - 99.7%		88,713,960
Other assets and liabilities, net - 0.3%		223,130
Net Assets - 100%		$88,937,090

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized:
Class I: 1,739,023 shares outstanding		$98,403,032
Class F: 73,037 shares outstanding		3,530,764
Undistributed net investment income		356,560
Accumulated net realized gain (loss) on investments		(1,338,208)
Net unrealized appreciation (depreciation) on investments		(12,015,058)

Net Assets		$88,937,090

Net Asset Value Per Share:
Class I (based on net assets of $85,342,593 )		$49.08
Class F (based on net assets of $3,594,497)		$49.21

See notes to financial statements.
Futures	Number of Contracts	Expiration Date	Underlying Face Amount At Value	Unrealized Appreciation (Depreciation)
Purchased:
E-Mini Russell 2000 Index^	61	9/10	$3,707,580	($200,096)

(b) This security was valued by the Board of Directors. See note A.

^ Futures collateralized by 600,000 units of U.S. Treasury Bills.

* Non-income producing security.

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Interest income	$902
Dividend income (net of foreign taxes withheld of $20)	467,446
Total investment income	468,348

Expenses:
Investment advisory fee	131,260
Transfer agency fees and expenses	1,756
Accounting fees	6,142
Distribution plan expenses:
Class F	3,690
Directors' fees and expenses	5,199
Administrative fees	37,503
Custodian fees	61,667
Reports to shareholders	39,895
Professional fees	19,944
Contract services	16,582
Miscellaneous	1,689
Total expenses	325,327
Reimbursement from Advisor:
Class F	(3,447)
Class I	(55,197)
Fees paid indirectly	(289)
Net expenses	266,394

Net Investment Income	201,954

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	2,334,287
Futures	(258,852)
2,075,435

Change in unrealized appreciation (depreciation) on:
Investments	(6,582,101)
Futures	(257,728)
(6,839,829)

Net Realized and Unrealized Gain
(Loss)	(4,764,394)

Increase (Decrease) in Net Assets
Resulting From Operations	($4,562,440)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$201,954	$498,121
Net realized gain (loss)	2,075,435	(3,241,852)
Change in unrealized appreciation or (depreciation)	(6,839,829)	17,639,928

Increase (Decrease) in Net Assets
Resulting From Operations	(4,562,440)	14,896,197

Distributions to shareholders from:
Net investment income:
Class I shares	--	(331,011)
Class F shares	--	(8,613)
Net realized gain:
Class I shares	--	(685,510)
Class F shares	--	(35,436)
Total distributions	--	($1,060,570)
Capital share transactions:
Shares sold:
Class I shares	23,045,737	8,103,966
Class F shares	1,005,879	2,505,356
Shares issued from merger (See Note F):
Class I shares	11,427,947	--
Reinvestment of distributions:
Class I shares	--	1,016,521
Class F shares	--	44,049
Shares redeemed:
Class I shares	(7,989,034)	(17,396,665)
Class F shares	(610,484)	(880,732)
Total capital share transactions	26,880,045	(6,607,505)

Total Increase (Decrease) in Net Assets	22,317,605	7,228,122

Net Assets
Beginning of period	66,619,485	59,391,363
End of period (including undistributed net investment income of $356,560 and $154,606, respectively)	$88,937,090	$66,619,485

Capital Share Activity
Shares sold:
Class I shares	431,338	197,679
Class F shares	18,896	60,682
Shares issued from merger (See Note F):
Class I shares	198,367	--
Reinvestment of distributions:
Class I shares	--	19,999
Class F shares	--	863
Shares redeemed:
Class I shares	(152,398)	(401,191)
Class F shares	(11,344)	(20,161)
Total capital share activity	484,859	(142,129)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP Russell 2000 Small Cap Index Portfolio (the "Portfolio"), formerly known as Summit Russell 2000 Small Cap Index Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, securities valued at $17 or 0.0% of net assets were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities**	$85,225,533	--	$17	$85,225,550
U.S. Government Obligations	--	$599,983	--	599,983
Other Debt Obligations	--	2,888,427	--	2,888,427
TOTAL	$85,225,533	$3,488,410	$17*	$88,713,960

Other financial instruments***	($200,096)	--	--	($200,096)

*Level 3 securities represent 0.0% of net assets.

** For further breakdown of Equity Securities by industry type, please refer to the Statement of Net Assets.

*** Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Futures Contracts: The Portfolio may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolio may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts. The Portfolio is subject to market risk in the normal course of pursuing its investment objectives. The Portfolio may use futures contracts to hedge against changes in the value of securities. The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.

Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .35% of the Portfolio's average daily net assets. Under the terms of the agreement, $25,511 was payable at period end. In addition, $15,827 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense caps are .70% and .91% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $7,289 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .20% annually of average daily net assets of Class F. Under the terms of the agreement, $613 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $100 for the six months ended June 30, 2010. Under the terms of the agreement, $16 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $41,814,685 and $28,724,216 respectively.

Capital Loss Carryforward
Expiration Date

31-Dec-17                   $3,409,538

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$6,786,145
Unrealized (depreciation)	(18,737,520)
Net unrealized appreciation/(depreciation)	($11,951,375)
Federal income tax cost of investments	$100,665,335

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loan outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$12,705	1.55%	$1,541,425	June 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Note E -- Reorganization

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas Small Company Equity Portfolio ("Small Company Equity") for shares of the acquiring portfolio, Calvert Variable Products, Inc., Russell 2000 Index Portfolio ("Russell 2000 Index") and the assumption of the liabilities of Small Company Equity. Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:
Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
Small Company Equity	645,127	Russell 2000 Index	198,367	$11,427,947

For financial reporting purposes, assets received and shares issued by Russell 2000 Index were recorded at fair value; however, the cost basis of the investments received from Small Company Equity were carried forward to align ongoing reporting of Russell 2000 Index's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:
Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
Small Company Equity	$11,427,947	$2,350,797	Russell 2000 Index	$76,346,665

Assuming the acquisition had been completed on January 1, 2010, Russell 2000 Index's results of operations for the six months ended June 30, 2010 would have been as follows:
Net investment income	$185,798	(a)
Net realized and change in unrealized gain (loss) on investments	($3,326,685)	(b)
Net increase (decrease) in assets from operations	($3,140,887)

Because Russell 2000 Index and Small Company Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of Small Company Equity that have been included in Russell 2000 Index's Statement of Operations since April 30, 2010.

(a) $201,954, as reported, plus ($16,156) from Small Company Equity pre-merger.

(b) ($4,764,394), as reported, plus $1,437,709 from Small Company Equity pre-merger.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class I Shares	2010 (z)	2009	2008 (z)
Net asset value, beginning	$50.19	$40.42	$67.00
Income from investment operations
Net investment income	.14	.40	.62
Net realized and unrealized gain (loss)	(1.25)	10.19	(22.38)
Total from investment operations	(1.11)	10.59	(21.76)
Distributions from
Net investment income	--	(.27)	(1.13)
Net realized gain	--	(.55)	(3.69)
Total distributions	--	(.82)	(4.82)
Total increase (decrease) in net asset value	(1.11)	9.77	(26.58)
Net asset value, ending	$49.08	$50.19	$40.42

Total return*	(2.21%)	26.17%	(33.95%)
Ratios to average net assets: A
Net investment income	.55% (a)	.83%	1.13%
Total expenses	.86% (a)	.86%	.70%
Expenses before offsets	.70% (a)	.70%	.70%
Net expenses	.70% (a)	.70%	.70%
Portfolio turnover	40%	24%	30%
Net assets, ending (in thousands)	$85,343	$63,320	$58,414

		Years Ended
	December 31,	December 31,	December 31,
Class I Shares	2007 (z)	2006	2005
Net asset value, beginning	$74.19	$65.46	$63.92
Income from investment operations
Net investment income	.74	.46	.41
Net realized and unrealized gain (loss)	(1.98)	10.88	2.07
Total from investment operations	(1.24)	11.34	2.48
Distributions from
Net investment income	(.47)	(.44)	(.31)
Net realized gain	(5.48)	(2.17)	(.63)
Total distributions	(5.95)	(2.61)	(.94)
Total increase (decrease) in net asset value	(7.19)	8.73	1.54
Net asset value, ending	$67.00	$74.19	$65.46

Total return*	(2.20%)	17.60%	4.01%
Ratios to average net assets: A
Net investment income	1.04%	.84%	.70%
Total expenses	.64%	.65%	.69%
Expenses before offsets	.64%	.65%	.69%
Net expenses	.64%	.65%	.69%
Portfolio turnover	19%	24%	25%
Net assets, ending (in thousands)	$91,676	$95,694	$75,815

See notes to financial highlights.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class F Shares	2010 (z)	2009	2008 (z)
Net asset value, beginning	$50.38	$40.55	$66.78
Income from investment operations
Net investment income	.09	.19	.58
Net realized and unrealized gain (loss)	(1.26)	10.32	(22.36)
Total from investment operations	(1.17)	10.51	(21.78)
Distributions from
Net investment income	--	(.13)	(.76)
Net realized gain	--	(.55)	(3.69)
Total distributions	--	(.68)	(4.45)
Total increase (decrease) in net asset value	(1.17)	9.38	(26.23)
Net asset value, ending	$49.21	$50.38	$40.55

Total return*	(2.32%)	25.91%	(34.05%)
Ratios to average net assets: A
Net investment income	.33% (a)	.63%	1.09%
Total expenses	1.10% (a)	1.25%	.91%
Expenses before offsets	.91% (a)	.91%	.91%
Net expenses	.91% (a)	.91%	.91%
Portfolio turnover	40%	24%	30%
Net assets, ending (in thousands)	$3,594	$3,299	$977

		Periods Ended
	December 31,	December 31,	December 31,
Class F Shares	2007 (z)	2006	2005#
Net asset value, beginning	$74.02	$65.43	$64.41
Income from investment operations
Net investment income	.59	.31	.12
Net realized and unrealized gain (loss)	(1.97)	10.87	.90
Total from investment operations	(1.38)	11.18	1.02
Distributions from
Net investment income	(.38)	(.42)	--
Net realized gain	(5.48)	(2.17)	--
Total distributions	(5.86)	(2.59)	--
Total increase (decrease) in net asset value	(7.24)	8.59	1.02
Net asset value, ending	$66.78	$74.02	$65.43

Total return*	(2.40%)	17.35%	1.58%
Ratios to average net assets: A
Net investment income	.84%	.64%	.74% (a)
Total expenses	.84%	.85%	.84% (a)
Expenses before offsets	.84%	.85%	.84% (a)
Net expenses	.84%	.85%	.84% (a)
Portfolio turnover	19%	24%	25%
Net assets, ending (in thousands)	$699	$272	$5

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

# From October 4, 2005, inception.

(z) Per share figures are calculated using the Average Shares Method.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP EAFE
International Index
Portfolio

(formerly, Summit EAFE
International Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
30	Statement of Operations
31	Statements of Changes in Net Assets
33	Notes to Financial Statements
39	Financial Highlights
42	Explanation of Financial Tables
43	Proxy Voting
44	Availability of Quarterly Portfolio Holdings

Calvert VP EAFE International Index Portfolio

Managed by World Asset Management, Inc., Subadvisor

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on con-

Calvert VP EAFE International Index
Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
	Class I	Class F**
Six month***	-14.09%	-14.18%
One year	3.90%	3.69%
Five year	-0.08%	-0.31%
Since inception (11.12.02)	5.68%	5.44%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

**Prior to December 17, 2007, Class F share performance is based on Class I performance. Absent limitation of expenses during certain of the periods shown, performance would have been lower.

The performance data shown represents past performance, and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The value of an investment in Class I Shares is plotted in the graph. The value of an investment in another class of shares would be different.

*** Total return is not annualized for periods of one year or less.

-sumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments

Consumer Discretionary	8.5%
Consumer Staples	8.7%
Energy	5.9%
Exchange Traded Funds	13.5%
Financials	19.9%
Health Care	7.0%
Industrials	9.9%
Information Technology	4.3%
Materials	8.2%
Telecommunication Services	4.6%
Time Deposit	5.0%
Utilities	4.5%

Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Class I
Actual	$1,000.00	$859.90	$4.38
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.08	$4.76

Class F
Actual	$1,000.00	$858.90	$5.30
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.09	$5.76

* Expenses are equal to the Fund's annualized expense ratio of .95% and 1.15%, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
June 30, 2010
Equity Securities - 84.6%	Shares	Value
Australia - 6.9%
AGL Energy Ltd.	6,023	$74,722
Alumina Ltd.	32,743	41,797
Amcor Ltd.	16,385	87,936
AMP Ltd.	27,489	120,408
Aristocrat Leisure Ltd.	5,367	16,519
Arrow Energy NL*	7,861	32,214
Asciano Group*	39,263	53,378
ASX Ltd.	2,312	56,825
Australia & New Zealand Banking Group Ltd.	33,989	614,669
AXA Asia Pacific Holdings Ltd.	13,868	63,978
Bendigo and Adelaide Bank Ltd.	4,699	32,357
BGP Holdings plc*	77,172	--
BHP Billiton Ltd.	45,033	1,410,835
Billabong International Ltd.	2,714	19,910
BlueScope Steel Ltd.*	24,465	42,933
Boral Ltd.	7,988	32,347
Brambles Ltd.	18,953	87,044
Caltex Australia Ltd.	1,811	14,246
CFS Retail Property Trust	23,582	37,643
Coca-Cola Amatil Ltd.	7,530	75,969
Cochlear Ltd.	758	47,565
Commonwealth Bank of Australia	20,587	840,548
Computershare Ltd.	5,964	53,153
Crown Ltd.	6,066	39,606
CSL Ltd.	7,470	205,232
CSR Ltd.	20,327	28,718
Dexus Property Group	63,953	41,479
Energy Resources of Australia Ltd.	895	9,989
Fairfax Media Ltd.	28,403	31,403
Fortescue Metals Group Ltd.*	16,660	57,219
Foster's Group Ltd.	25,902	123,440
Goodman Fielder Ltd.	18,522	21,038
Goodman Group	83,269	44,226
Harvey Norman Holdings Ltd.	7,127	19,847
Incitec Pivot Ltd.	21,803	49,799
Insurance Australia Group Ltd.	27,896	79,940
Leighton Holdings Ltd.	1,805	43,819
Lend Lease Group	7,209	44,331
MacArthur Coal Ltd.	1,706	17,282
Macquarie Airports	9,989	22,590
Macquarie Atlas Roads Group*	3,795	3,041
Macquarie Group Ltd.	4,493	139,286
Macquarie Infrastructure Group	30,348	26,585
Metcash Ltd.	10,273	36,408
Mirvac Group	40,084	44,206
National Australia Bank Ltd.	28,440	553,399
Newcrest Mining Ltd.	6,486	192,162
OneSteel Ltd.	17,824	44,459
Orica Ltd.	4,845	102,752
Origin Energy Ltd.	11,786	148,332

Equity Securities - Cont'd	Shares	Value
Australia - Cont'd
OZ Minerals Ltd.*	41,883	$33,727
Paladin Energy Ltd.*	9,141	27,511
Qantas Airways Ltd.*	14,893	27,541
QBE Insurance Group Ltd.	13,756	210,885
Rio Tinto Ltd.	5,847	326,215
Santos Ltd.	11,167	118,083
Sims Metal Management Ltd.	2,184	31,325
Sonic Healthcare Ltd.	4,951	43,445
SP AusNet	18,149	11,705
Stockland	31,976	100,083
Suncorp-Metway Ltd.	17,053	115,302
TABCORP Holdings Ltd.	8,154	43,510
Tatts Group Ltd.	17,116	32,277
Telstra Corp. Ltd.	58,437	160,178
Toll Holdings Ltd.	8,915	41,010
Transurban Group	17,083	61,044
Wesfarmers Ltd.	2,038	49,409
Wesfarmers Ltd. PPS	13,487	325,285
Westfield Group	29,418	301,627
Westpac Banking Corp.	39,938	710,472
Woodside Petroleum Ltd.	7,300	256,492
Woolworths Ltd.	16,638	379,954
WorleyParsons Ltd.	2,566	47,763
		9,482,427

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	2,535	81,056
IMMOFINANZ AG*	13,309	34,438
OMV AG	2,012	60,946
Raiffeisen International Bank Holding AG*	726	27,809
Telekom Austria AG	4,458	49,805
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	1,013	31,186
Vienna Insurance Group	515	21,582
Voestalpine AG	1,474	40,548
		347,370

Belgium - 0.8%
Ageas	29,977	67,291
Anheuser-Busch InBev NV	9,687	467,664
Belgacom SA	2,041	64,576
Colruyt SA	202	47,748
Delhaize Group	1,353	98,464
Dexia SA:
Common*	7,432	26,022
Rights*	18	-
Groupe Bruxelles Lambert SA	1,082	75,535
KBC Groep NV*	2,160	83,269
Mobistar SA	362	19,242
Nationale A Portefeuille	369	15,743
Solvay SA	795	68,227
UCB SA	1,353	42,603
Umicore SA	1,529	44,467
		1,120,851

Equity Securities - Cont'd	Shares	Value
Bermuda - 0.0%
Seadrill Ltd.	3,748	$67,605

Canada - 0.0%
Thomson Reuters Corp.	1,487	53,420

China - 0.0%
Foxconn International Holdings Ltd.*	28,683	18,587

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	7,625	30,711

Denmark - 0.9%
A P Moller - Maersk A/S:
Series A	7	53,567
Series B	17	133,970
Carlsberg A/S, Series B	1,435	109,655
Coloplast A/S, Series B	305	30,430
Danske Bank A/S*	6,094	117,632
DSV A/S	2,806	40,466
Novo Nordisk A/S, Series B	5,845	473,891
Novozymes A/S, Series B	618	65,927
TrygVesta A/S	343	18,125
Vestas Wind Systems A/S*	2,733	114,184
William Demant Holding A/S*	316	23,193
		1,181,040

Finland - 0.9%
Elisa Oyj*	1,785	31,057
Fortum Oyj	5,960	131,870
Kesko Oyj, Series B	894	29,096
Kone OYJ, Series B	2,069	82,685
Metso Oyj	1,714	55,011
Neste Oil Oyj	1,720	25,116
Nokia Oyj	50,251	412,394
Nokian Renkaat Oyj	1,444	35,544
Orion Oyj, Class B	1,209	22,736
Outokumpu Oyj	1,711	25,856
Pohjola Bank plc	1,853	18,960
Rautaruukki Oyj	1,129	16,545
Sampo Oyj	5,637	118,542
Sanoma Oyj	1,079	18,710
Stora Enso Oyj, Series R	7,806	56,125
UPM-Kymmene Oyj	6,977	92,919
Wartsila Oyj	1,058	48,440
		1,221,606

France - 7.9%
Accor SA*	1,966	90,744
Aeroports de Paris	398	25,493
Air France-KLM*	1,812	21,423

Equity Securities - Cont'd	Shares	Value
France - Cont'd
Air Liquide SA	3,782	$381,798
Alcatel-Lucent*	31,104	79,734
Alstom SA	2,758	125,001
Atos Origin SA*	608	24,407
AXA SA	23,045	351,270
BioMerieux	158	16,294
BNP Paribas	12,723	682,781
Bouygues	3,089	118,918
Bureau Veritas SA	655	35,441
Cap Gemini SA	1,962	86,155
Carrefour SA	8,039	319,018
Casino Guichard-Perrachon SA	740	56,165
Christian Dior SA	853	81,461
Cie de Saint-Gobain	5,162	191,563
Cie Generale de Geophysique-Veritas*	1,926	34,000
Cie Generale d'Optique Essilor International SA	2,747	164,387
CNP Assurances SA	498	34,094
Compagnie Generale des Etablissements Michelin, Series B	1,978	138,580
Credit Agricole SA	12,449	128,079
Dassault Systemes SA	790	48,049
EDF Energies Nouvelles SA	3,473	132,651
Eiffage SA	543	23,558
Eramet	70	17,226
Eurazeo SA	388	22,421
Eutelsat Communications	1,329	44,625
Fonciere Des Regions:
Common	326	27,092
Warrants (strike price 65.00 EUR/share, expires 12/31/10)*	195	113
France Telecom SA	24,877	431,451
GDF Suez	16,686	474,483
Gecina SA	251	22,536
Groupe Danone	7,813	419,345
Groupe Eurotunnel SA	6,401	43,480
Hermes International	708	94,412
Icade SA	311	26,369
Iliad SA	218	16,995
Imerys SA	505	25,670
Ipsen SA	394	12,073
JC Decaux SA*	891	20,744
Klepierre SA	1,220	33,664
Lafarge SA	2,690	146,193
Lagardere SCA	1,583	49,298
Legrand SA	1,765	52,262
L'Oreal SA	3,214	315,651
LVMH Moet Hennessy Louis Vuitton SA	3,290	360,189
M6-Metropole Television SA	865	17,612
Natixis*	11,706	50,613
Neopost SA	418	30,403
PagesJaunes Groupe	1,696	17,560
Pernod-Ricard SA	2,655	206,423
PPR SA	1,019	126,386
PSA Peugeot Citroen SA*	2,041	51,852

Equity Securities - Cont'd	Shares	Value
France - Cont'd
Publicis Groupe	1,723	$68,839
Renault SA*	2,579	95,395
Safran SA	2,238	62,378
Sanofi-Aventis SA	14,153	857,794
Schneider Electric SA	3,173	322,783
SCOR SE	2,223	42,705
Societe BIC SA	357	25,451
Societe Generale Groupe	8,437	344,946
Societe Television Francaise 1	1,574	20,675
Sodexo	1,265	70,418
Suez Environnement SA	3,614	59,840
Technip SA	1,320	75,539
Thales SA	1,201	38,802
Total SA	28,360	1,268,546
Unibail-Rodamco	1,224	199,662
Vallourec SA	730	125,273
Veolia Environnement	4,636	108,835
Vinci SA	5,841	241,740
Vivendi	16,489	335,277
		10,913,103

Germany - 6.7%
Adidas AG	2,807	136,175
Allianz SE	6,090	607,781
BASF SE	12,324	675,764
Bayer AG	11,096	622,241
Bayerische Motoren Werke AG:
Common	4,442	215,941
Preferred	700	24,686
Beiersdorf AG	1,352	74,698
Celesio AG	1,027	22,470
Commerzbank AG*	9,511	66,716
Continental AG*	670	34,921
Daimler AG*	12,103	615,969
Deutsche Bank AG	8,330	473,351
Deutsche Boerse AG	2,616	159,746
Deutsche Lufthansa AG*	3,072	42,543
Deutsche Post AG	11,356	165,566
Deutsche Postbank AG*	1,174	34,067
Deutsche Telekom AG	38,039	450,686
E.ON AG	24,165	653,814
Fraport AG Frankfurt Airport Services Worldwide	493	21,060
Fresenius Medical Care AG & Co. KGaA	2,613	142,079
Fresenius SE:
Common	378	25,263
Preferred	1,081	71,842
GEA Group AG	2,219	44,304
Hannover Rueckversicherung AG	809	35,026
HeidelbergCement AG	1,886	90,287

Equity Securities - Cont'd	Shares	Value
Germany - Cont'd
Henkel AG & Co. KGaA:
Common	1,743	$71,545
Preferred	2,390	116,858
Hochtief AG	610	36,434
Infineon Technologies AG*	14,582	84,698
K+S AG	1,926	89,047
Linde AG	2,264	238,931
MAN AG	1,418	117,496
Merck KGAA	867	63,483
Metro AG	1,739	88,858
Muenchener Rueckversicherungs AG	2,648	333,190
Porsche Automobil Holding SE, Preferred	1,174	50,336
Puma AG Rudolf Dassler Sport	70	18,569
RWE AG:
Common	5,618	368,041
Preferred	523	31,699
Salzgitter AG	564	33,784
SAP AG	11,515	514,064
Siemens AG	11,040	992,944
Suedzucker AG	889	16,023
ThyssenKrupp AG	4,487	110,782
TUI AG*	1,856	16,400
United Internet AG	1,610	17,793
Volkswagen AG:
Common	395	33,622
Preferred	2,283	200,886
Wacker Chemie AG	209	30,401
		9,182,880

Greece - 0.2%
Alpha Bank AE*	6,810	33,454
Coca Cola Hellenic Bottling Co. SA	2,452	52,581
EFG Eurobank Ergasias SA*	4,336	19,341
Hellenic Telecommunications Organization SA*	3,288	24,846
National Bank of Greece SA*	8,145	89,199
OPAP SA	2,996	37,454
Piraeus Bank SA*	4,512	19,119
Public Power Corp. SA*	1,556	22,430
		298,424

Hong Kong - 2.2%
ASM Pacific Technology Ltd.	2,646	20,575
Bank of East Asia Ltd.	20,296	73,091
BOC Hong Kong Holdings Ltd.	49,654	112,994
Cathay Pacific Airways Ltd.	15,835	31,206
Cheung Kong Holdings Ltd.	18,647	215,227
Cheung Kong Infrastructure Holdings Ltd.	6,049	22,435
CLP Holdings Ltd.	25,829	187,010
Esprit Holdings Ltd.	15,444	83,483
Genting Singapore plc*	81,239	67,423
Hang Lung Group Ltd.	10,769	57,333
Hang Lung Properties Ltd.	27,826	107,256
Hang Seng Bank Ltd.	10,261	137,223

Equity Securities - Cont'd	Shares	Value
Hong Kong - Cont'd
Henderson Land Development Co. Ltd.:
Common	14,402	$83,905
Warrants (strike price 58.00 HKD/share, expires 6/1/11)*	1,801	305
Hong Kong & China Gas Co. Ltd.	57,824	143,366
Hong Kong Exchanges and Clearing Ltd.	13,721	214,306
HongKong Electric Holdings	18,614	110,789
Hopewell Highway Infrastructure Ltd.	434	303
Hopewell Holdings	7,661	21,548
Hutchison Whampoa Ltd.	28,603	176,230
Hysan Development Co. Ltd.	8,458	23,836
Kerry Properties Ltd.	9,587	41,089
Li & Fung Ltd.	30,434	136,627
Lifestyle International Holdings Ltd.	7,860	15,245
Link REIT	29,547	73,104
Mongolia Energy Co. Ltd.*	40,945	14,342
MTR Corp.	19,215	65,718
New World Development Ltd.	34,021	54,959
Noble Group Ltd.	39,867	48,241
NWS Holdings Ltd.	11,331	20,279
Orient Overseas International Ltd.*	2,938	20,801
PCCW Ltd.	49,980	14,508
Shangri-La Asia Ltd.	17,433	32,482
Sino Land Co.	22,942	40,980
Sun Hung Kai Properties Ltd.	18,924	257,539
Swire Pacific Ltd.	10,328	117,025
Television Broadcasts Ltd.	3,820	17,728
Wharf Holdings Ltd.	18,476	90,259
Wheelock & Co. Ltd.	12,268	34,551
Wing Hang Bank Ltd.	2,375	23,254
Yue Yuen Industrial Holdings Ltd.	9,956	30,867
		3,039,442

Ireland - 0.3%
CRH plc	9,368	197,074
Elan Corp. plc*	6,668	30,354
Experian plc	13,768	119,257
Kerry Group plc	1,880	52,341
Ryanair Holdings plc*	4,959	21,821
		420,847

Italy - 2.4%
A2A SpA	14,713	20,048
Assicurazioni Generali SpA	15,667	274,781
Atlantia SpA	3,221	57,393
Autogrill SpA*	1,536	18,484
Banca Carige SpA	7,589	14,913
Banca Monte dei Paschi di Siena SpA*	29,766	33,872
Banca Popolare di Milano Scarl	5,290	21,938
Banco Popolare SC	8,594	47,468
Beni Stabili SpA*	1,956	1,490
Enel SpA	88,324	375,549
ENI SpA	34,934	644,539

Equity Securities - Cont'd	Shares	Value
Italy - Cont'd
Exor SpA	860	$14,563
Fiat SpA	10,259	106,119
Finmeccanica SpA	5,430	56,633
Intesa Sanpaolo SpA	103,348	273,535
Intesa Sanpaolo SpA-RSP	12,512	25,031
Luxottica Group SpA	1,558	37,728
Mediaset SpA	9,510	54,422
Mediobanca SpA:
Common*	6,354	47,600
Warrants (strike price 9.00 EUR/share, expires 3/18/11)*	3,783	154
Mediolanum SpA	2,944	11,579
Parmalat SpA	23,177	54,114
Pirelli & C. SpA	35,110	19,500
Prysmian SpA	2,431	35,100
Saipem SpA	3,552	108,496
Snam Rete Gas SpA	19,165	76,576
Telecom Italia SpA	80,860	74,058
Telecom Italia SpA-RSP	125,684	139,229
Terna Rete Elettrica Nazionale SpA	17,451	63,167
UniCredit SpA	206,892	461,567
Unione di Banche Italiane SCPA:
Common	8,147	70,455
Warrants (strike price 12.30 EUR/share, expires 6/30/11)*	5,007	101
		3,240,202

Japan - 19.7%
77 Bank Ltd.	4,628	24,786
ABC-Mart, Inc.	336	13,170
Acom Co. Ltd.	535	6,888
Advantest Corp.	2,142	44,807
Aeon Co. Ltd.	8,055	85,406
Aeon Credit Service Co. Ltd.	1,053	9,330
Aeon Mall Co. Ltd.	1,093	21,666
Air Water, Inc.	1,954	21,347
Aisin Seiki Co. Ltd.	2,570	69,363
Ajinomoto Co., Inc.	8,923	80,720
Alfresa Holdings Corp.	521	25,107
All Nippon Airways Co. Ltd.*	11,180	35,339
Amada Co. Ltd.	4,788	31,411
Aozora Bank Ltd.	6,642	8,622
Asahi Breweries Ltd.	5,191	87,658
Asahi Glass Co. Ltd.	13,535	126,159
Asahi Kasei Corp.	16,938	88,559
Asics Corp.	2,012	18,418
Astellas Pharma, Inc.	6,067	202,690
Bank of Kyoto Ltd.	4,325	35,481
Bank of Yokohama Ltd.	16,436	74,970
Benesse Corp.	927	42,175
Bridgestone Corp.	8,728	138,226
Brother Industries Ltd.	3,165	32,919
Canon Marketing Japan, Inc.	810	11,402
Canon, Inc.	15,212	566,573

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Casio Computer Co. Ltd.	3,182	$19,043
Central Japan Railway Co.	20	164,540
Chiba Bank Ltd.	10,213	61,466
Chiyoda Corp.	2,095	15,183
Chubu Electric Power Co., Inc.	8,885	220,068
Chugai Pharmaceutical Co. Ltd.	3,004	52,994
Chugoku Bank Ltd.	2,347	27,636
Chugoku Electric Power Co., Inc.	3,983	82,098
Chuo Mitsui Trust Holdings, Inc.	13,351	46,968
Citizen Holdings Co. Ltd.	3,290	19,991
Coca-Cola West Co. Ltd.	745	12,306
Cosmo Oil Co. Ltd.	7,962	19,121
Credit Saison Co. Ltd.	1,990	20,563
Dai Nippon Printing Co. Ltd.	7,519	86,800
Daicel Chemical Industries Ltd.	3,672	24,741
Daido Steel Co. Ltd.	3,789	16,243
Daihatsu Motor Co. Ltd.	2,579	23,917
Dai-ichi Life Insurance Co. Ltd.	107	147,001
Daiichi Sankyo Co. Ltd.	9,038	161,468
Daikin Industries Ltd.	3,146	95,919
Dainippon Sumitomo Pharma Co. Ltd.	2,135	16,393
Daito Trust Construction Co. Ltd.	1,051	59,354
Daiwa House Industry Co. Ltd.	6,439	57,947
Daiwa Securities Group, Inc.	22,299	93,710
Dena Co. Ltd.	1,075	28,321
Denki Kagaku Kogyo KK	6,447	30,041
Denso Corp.	6,524	180,192
Dentsu, Inc.	2,239	59,032
Dowa Holdings Co. Ltd.	3,327	16,007
East Japan Railway Co.	4,562	303,795
Eisai Co. Ltd.	3,382	111,769
Electric Power Development Co. Ltd.	1,564	49,633
Elpida Memory, Inc.*	2,374	36,640
FamilyMart Co. Ltd.	851	28,019
Fanuc Ltd.	2,571	288,147
Fast Retailing Co. Ltd.	711	107,204
Fuji Electric Holdings Co. Ltd.	7,512	21,461
Fuji Heavy Industries Ltd.*	7,878	42,014
Fuji Media Holdings, Inc.	6	8,614
FUJIFILM Holdings Corp.	6,214	178,570
Fujitsu Ltd.	24,998	156,888
Fukuoka Financial Group, Inc.	10,382	43,016
Furukawa Electric Co. Ltd.	8,534	37,448
GS Yuasa Corp.	4,994	32,572
Gunma Bank Ltd.	5,312	28,071
Hachijuni Bank Ltd.	5,757	32,381
Hakuhodo DY Holdings, Inc.	312	15,648
Hankyu Hanshin Holdings, Inc.	15,354	67,492
Hino Motors Ltd.	3,469	17,044
Hirose Electric Co. Ltd.	429	39,129
Hiroshima Bank Ltd.	6,712	26,737
Hisamitsu Pharmaceutical Co., Inc.	893	35,397

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Hitachi Chemical Co. Ltd.	1,397	$25,909
Hitachi Construction Machinery Co. Ltd.	1,298	23,954
Hitachi High-Technologies Corp.	924	16,990
Hitachi Ltd.*	60,625	219,632
Hitachi Metals Ltd.	2,213	22,438
Hokkaido Electric Power Co., Inc.	2,455	52,795
Hokuhoku Financial Group, Inc.	16,806	30,786
Hokuriku Electric Power Co.	2,365	51,787
Honda Motor Co. Ltd.	22,158	642,848
HOYA Corp.	5,837	123,816
Ibiden Co. Ltd.	1,720	46,323
Idemitsu Kosan Co. Ltd.	295	22,134
IHI Corp.	17,716	28,263
INPEX Corp.	11	61,076
Isetan Mitsukoshi Holdings Ltd.	5,029	48,981
Isuzu Motors Ltd.	15,938	47,542
Ito En Ltd.	734	11,220
ITOCHU Corp.	20,203	157,360
Itochu Techno-Solutions Corp.	389	14,082
Iyo Bank Ltd.	3,258	30,230
J Front Retailing Co. Ltd.	6,475	31,221
JAFCO Co. Ltd.	421	9,234
Japan Airlines Corp.*	8,184	93
Japan Petroleum Exploration Co.	383	15,611
Japan Prime Realty Investment Corp.	9	18,894
Japan Real Estate Investment Corp.	6	48,884
Japan Retail Fund Investment Corp.	21	25,506
Japan Steel Works Ltd.	4,236	37,262
Japan Tobacco, Inc.	60	186,341
JFE Holdings, Inc.	6,183	190,686
JGC Corp.	2,780	42,101
Joyo Bank Ltd.	8,826	35,013
JS Group Corp.	3,360	64,085
JSR Corp.	2,403	40,250
JTEKT Corp.	2,587	23,831
Jupiter Telecommunications Co. Ltd.	32	30,466
JX Holdings, Inc.*	30,136	147,154
Kajima Corp.	11,349	25,583
Kamigumi Co. Ltd.	3,313	25,436
Kaneka Corp.	3,991	23,119
Kansai Electric Power Co., Inc.	10,158	247,759
Kansai Paint Co. Ltd.	2,926	25,015
Kao Corp.	7,247	170,187
Kawasaki Heavy Industries Ltd.	19,043	46,168
Kawasaki Kisen Kaisha Ltd.*	9,043	36,552
KDDI Corp.	39	185,065
Keihin Electric Express Railway Co. Ltd.	6,290	55,456
Keio Corp.	7,762	49,937
Keisei Electric Railway Co. Ltd.	3,701	20,594
Keyence Corp.	556	127,771
Kikkoman Corp.	2,117	22,165
Kinden Corp.	1,785	15,163

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Kintetsu Corp.	21,812	$66,435
Kirin Holdings Co. Ltd.	11,228	141,252
Kobe Steel Ltd.	33,439	63,788
Koito Manufacturing Co. Ltd.	1,294	18,983
Komatsu Ltd.	12,731	229,816
Konami Corp.	1,251	19,697
Konica Minolta Holdings, Inc.	6,420	61,719
Kubota Corp.	15,529	118,465
Kuraray Co. Ltd.	4,623	53,927
Kurita Water Industries Ltd.	1,514	41,311
Kyocera Corp.	2,181	175,945
Kyowa Hakko Kirin Co. Ltd.	3,480	33,021
Kyushu Electric Power Co., Inc.	5,090	114,026
Lawson, Inc.	801	34,972
Mabuchi Motor Co. Ltd.	353	16,145
Makita Corp.	1,502	40,028
Marubeni Corp.	22,154	113,366
Marui Group Co. Ltd.	2,993	20,145
Maruichi Steel Tube Ltd.	630	12,051
Matsui Securities Co. Ltd.	1,625	9,894
Mazda Motor Corp.	20,306	47,358
McDonald's Holdings Company (Japan), Ltd.	892	19,961
Mediceo Paltac Holdings Co. Ltd.	1,968	23,386
MEIJI Holdings Co. Ltd.	921	37,594
Minebea Co. Ltd.	4,552	25,070
Mitsubishi Chemical Holdings Corp.	16,169	73,555
Mitsubishi Corp.	18,210	379,071
Mitsubishi Electric Corp.	25,930	201,761
Mitsubishi Estate Co. Ltd.	15,858	219,950
Mitsubishi Gas Chemical Co., Inc.	5,189	25,120
Mitsubishi Heavy Industries Ltd.	40,741	139,788
Mitsubishi Logistics Corp.	1,534	17,102
Mitsubishi Materials Corp.*	14,997	39,991
Mitsubishi Motors Corp.*	52,017	65,753
Mitsubishi Tanabe Pharma Corp.	3,013	45,839
Mitsubishi UFJ Financial Group, Inc.	170,863	773,762
Mitsubishi UFJ Lease & Finance Co. Ltd.	781	26,265
Mitsui & Co. Ltd.	23,316	273,835
Mitsui Chemicals, Inc.	11,656	32,329
Mitsui Engineering & Shipbuilding Co. Ltd.	9,477	19,059
Mitsui Fudosan Co. Ltd.	11,235	156,910
Mitsui Mining & Smelting Co. Ltd.	7,688	20,341
Mitsui OSK Lines Ltd.	15,377	101,376
Mitsui Sumitomo Insurance Group Holdings, Inc.	7,246	154,524
Mitsumi Electric Co. Ltd.	1,056	17,951
Mizuho Financial Group, Inc.	185,254	303,752
Mizuho Trust & Banking Co. Ltd.*	20,229	17,360
Murata Manufacturing Co. Ltd.	2,720	129,416
Namco Bandai Holdings, Inc.	2,515	22,043
NEC Corp.	16,177	41,716
NGK Insulators Ltd.	3,397	52,757
NGK Spark Plug Co. Ltd.	2,156	26,694

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
NHK Spring Co. Ltd.	1,964	$17,989
Nidec Corp.	1,459	122,073
Nikon Corp.	4,303	74,094
Nintendo Co. Ltd.	1,330	387,030
Nippon Building Fund, Inc.	6	47,378
Nippon Electric Glass Co. Ltd.	4,674	53,137
Nippon Express Co. Ltd.	11,403	51,257
Nippon Meat Packers, Inc.	2,452	30,287
Nippon Paper Group, Inc.	1,325	36,641
Nippon Sheet Glass Co. Ltd.	8,535	20,760
Nippon Steel Corp.	68,503	226,817
Nippon Telegraph & Telephone Corp.	6,970	284,289
Nippon Yusen Kabushiki Kaisha	20,536	74,501
Nishi-Nippon City Bank Ltd.	9,087	26,129
Nissan Chemical Industries Ltd.	1,867	20,859
Nissan Motor Co. Ltd.*	33,363	231,044
Nissha Printing Co. Ltd.	362	9,671
Nisshin Seifun Group, Inc.	2,531	28,606
Nisshin Steel Co. Ltd.	9,341	14,904
Nisshinbo Holdings, Inc.	1,729	16,589
Nissin Foods Holdings Co. Ltd.	866	31,848
Nitori Co. Ltd.	499	42,906
Nitto Denko Corp.	2,214	72,162
NKSJ Holdings, Inc.*	18,953	112,277
NOK Corp.	1,393	22,089
Nomura Holdings, Inc.	47,409	259,273
Nomura Real Estate Holdings, Inc.	1,276	15,996
Nomura Real Estate Office Fund, Inc.	3	14,906
Nomura Research Institute Ltd.	1,358	28,680
NSK Ltd.	5,917	41,115
NTN Corp.	6,430	26,276
NTT Data Corp.	16	58,963
NTT DoCoMo, Inc.	206	311,202
NTT Urban Development Corp.	15	11,841
Obayashi Corp.	8,713	34,350
Obic Co. Ltd.	93	17,837
Odakyu Electric Railway Co. Ltd.	8,405	71,875
OJI Paper Co. Ltd.	11,425	55,825
Olympus Corp.	2,912	68,856
Omron Corp.	2,727	58,916
Ono Pharmaceutical Co. Ltd.	1,135	46,054
Oracle Corp. Japan	511	25,082
Oriental Land Co. Ltd.	671	55,997
ORIX Corp.	1,405	101,945
Osaka Gas Co. Ltd.	26,065	94,031
Otsuka Corp.	212	13,482
Panasonic Corp.	26,332	328,469
Panasonic Electric Works Co. Ltd.	5,039	49,255
Rakuten, Inc.	96	69,260
Resona Holdings, Inc.	8,151	99,049
Ricoh Co. Ltd.	8,995	114,204

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Rinnai Corp.	472	$24,173
Rohm Co. Ltd.	1,315	78,459
Sankyo Co. Ltd.	720	32,486
Santen Pharmaceutical Co. Ltd.	992	35,661
SANYO Electric Co. Ltd.*	24,789	31,891
Sapporo Hokuyo Holdings, Inc.	4,287	18,899
Sapporo Holdings Ltd.	3,436	14,762
SBI Holdings, Inc.	225	27,864
Secom Co. Ltd.	2,817	124,953
Sega Sammy Holdings, Inc.	2,660	38,040
Seiko Epson Corp.	1,742	22,305
Sekisui Chemical Co. Ltd.	5,791	36,095
Sekisui House Ltd.	7,720	66,116
Senshu Ikeda Holdings, Inc.	8,631	12,477
Seven & I Holdings Co. Ltd.	10,338	236,957
Seven Bank Ltd.	8	14,471
Sharp Corp.	13,413	141,067
Shikoku Electric Power Co., Inc.	2,396	68,444
Shimadzu Corp.	3,376	25,290
Shimamura Co. Ltd.	297	26,726
Shimano, Inc.	891	38,128
Shimizu Corp.	7,935	27,106
Shin-Etsu Chemical Co. Ltd.	5,508	255,984
Shinko Electric Industries Co. Ltd.	906	11,737
Shinko Securities Co. Ltd.	7,639	16,914
Shinsei Bank Ltd.*	12,440	10,489
Shionogi & Co. Ltd.	4,004	82,752
Shiseido Co. Ltd.	4,676	102,748
Shizuoka Bank Ltd.	8,099	70,524
Showa Denko KK	19,084	34,477
Showa Shell Sekiyu KK	2,528	17,436
SMC Corp.	723	96,427
Softbank Corp.	10,894	287,653
Sojitz Corp.	16,793	26,273
Sony Corp.	13,479	358,422
Sony Financial Holdings, Inc.	11	36,745
Square Enix Holdings Co. Ltd.	851	15,630
Stanley Electric Co. Ltd.	1,956	32,342
Sumco Corp.*	1,556	25,884
Sumitomo Chemical Co. Ltd.	21,102	81,391
Sumitomo Corp.	15,102	150,263
Sumitomo Electric Industries Ltd.	10,120	118,334
Sumitomo Heavy Industries Ltd.	7,315	43,039
Sumitomo Metal Industries Ltd.	45,141	101,714
Sumitomo Metal Mining Co. Ltd.	7,024	88,042
Sumitomo Mitsui Financial Group, Inc.	18,025	508,341
Sumitomo Realty & Development Co. Ltd.	4,791	81,628
Sumitomo Rubber Industries, Inc.	2,294	20,181
Sumitomo Trust & Banking Co. Ltd.	19,105	97,089
Suruga Bank Ltd.	2,771	25,078
Suzuken Co. Ltd.	882	29,506

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Suzuki Motor Corp.	4,368	$85,668
Sysmex Corp.	447	25,358
T&D Holdings, Inc.	3,657	77,977
Taiheiyo Cement Corp.*	11,476	14,469
Taisei Corp.	13,772	27,387
Taisho Pharmaceutical Co. Ltd.	1,814	35,758
Taiyo Nippon Sanso Corp.	3,515	27,856
Takashimaya Co. Ltd.	3,551	28,223
Takeda Pharmaceutical Co. Ltd.	10,066	430,357
TDK Corp.	1,651	90,471
Teijin Ltd.	12,553	37,238
Terumo Corp.	2,263	108,187
THK Co. Ltd.	1,616	33,375
Tobu Railway Co. Ltd.	10,945	58,808
Toho Co. Ltd.	1,394	22,958
Toho Gas Co. Ltd.	5,633	30,016
Tohoku Electric Power Co., Inc.	5,735	123,015
Tokio Marine Holdings, Inc.	9,715	254,222
Tokuyama Corp.	4,222	18,512
Tokyo Electric Power Co., Inc.	16,337	444,283
Tokyo Electron Ltd.	2,302	124,190
Tokyo Gas Co. Ltd.	34,465	157,410
Tokyo Steel Manufacturing Co. Ltd.	1,352	15,635
Tokyo Tatemono Co. Ltd.	5,229	16,015
Tokyu Corp.	15,258	62,093
Tokyu Land Corp.	6,083	21,276
TonenGeneral Sekiyu KK	3,791	32,726
Toppan Printing Co. Ltd.	7,507	59,492
Toray Industries, Inc.	16,924	81,124
Toshiba Corp.*	54,018	268,100
Tosoh Corp.	6,856	17,681
TOTO Ltd.	3,740	24,885
Toyo Seikan Kaisha Ltd.	2,034	29,486
Toyo Suisan Kaisha Ltd.	1,264	30,050
Toyoda Gosei Co. Ltd.	872	21,588
Toyota Boshoku Corp.	881	12,846
Toyota Industries Corp.	2,404	60,948
Toyota Motor Corp.	37,013	1,271,559
Toyota Tsusho Corp.	2,850	40,771
Trend Micro, Inc.	1,317	35,470
Tsumura & Co.	807	24,708
Ube Industries Ltd.	12,864	30,453
Unicharm Corp.	555	62,437
UNY Co. Ltd.	2,531	19,200
Ushio, Inc.	1,405	21,670
USS Co. Ltd.	307	21,891
West Japan Railway Co.	22	80,337
Yahoo! Japan Corp.	194	77,024
Yakult Honsha Co. Ltd.	1,298	35,200
Yamada Denki Co. Ltd.	1,102	71,866
Yamaguchi Financial Group, Inc.	2,837	27,029
Yamaha Corp.	2,117	21,480

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Yamaha Motor Co. Ltd.*	3,436	$45,306
Yamato Holdings Co. Ltd.	5,338	70,568
Yamato Kogyo Co. Ltd.	579	14,393
Yamazaki Baking Co. Ltd.	1,625	21,919
Yaskawa Electric Corp.	3,047	22,547
Yokogawa Electric Corp.	2,883	17,745
		27,227,832

Jersey - 0.1%
Randgold Resources Ltd.	1,208	114,900

Luxembourg - 0.4%
ArcelorMittal	11,519	307,915
Millicom International Cellular SA	1,020	82,786
SES SA (FDR)	4,021	83,944
Tenaris SA	6,336	110,519
		585,164

Macau - 0.0%
Sands China Ltd.*	26,997	39,629

Mexico - 0.0%
Fresnillo plc	2,405	34,759

Netherlands - 3.9%
Aegon NV*	20,965	112,880
Akzo Nobel NV	3,108	161,586
ASML Holding NV	5,787	159,725
Corio NV	782	38,179
Delta Lloyd NV	999	16,792
European Aeronautic Defence and Space Co. NV*	5,475	112,285
Fugro NV (CVA)	898	41,268
Heineken Holding NV	1,479	54,231
Heineken NV	3,287	140,040
ING Groep NV (CVA)*	51,400	383,553
James Hardie Industries NV*	5,830	30,588
Koninklijke Ahold NV	15,993	199,066
Koninklijke Boskalis Westminster NV	926	36,239
Koninklijke DSM NV	2,069	82,617
Koninklijke KPN NV	21,856	280,491
Koninklijke Philips Electronics NV	13,048	390,898
Koninklijke Vopak NV	943	34,782
QIAGEN NV*	3,101	60,376
Randstad Holding NV*	1,478	58,470
Reed Elsevier NV	9,225	102,283
Royal Dutch Shell plc:
Series A	47,576	1,201,940
Series B	36,173	876,147
SBM Offshore NV	2,206	31,641
TNT NV	4,978	126,103
Unilever NV (CVA)	21,858	598,986
Wolters Kluwer NV	3,928	75,333
		5,406,499

Equity Securities - Cont'd	Shares	Value
New Zealand - 0.1%
Auckland International Airport Ltd.	12,234	$15,730
Contact Energy Ltd.*	4,076	15,963
Fletcher Building Ltd.	8,133	43,805
Sky City Entertainment Group Ltd.	7,717	15,130
Telecom Corp. of New Zealand Ltd.	25,419	33,053
		123,681

Norway - 0.6%
Aker Solutions ASA	2,205	25,345
DnB NOR ASA	13,113	126,616
Norsk Hydro ASA:
Common	9,152	41,325
Rights*	2,785	1,443
Orkla ASA	10,354	66,508
Renewable Energy Corp. ASA*	6,690	15,771
StatoilHydro ASA	14,975	289,826
Telenor ASA	11,123	140,174
Yara International ASA	2,543	71,403
		778,411

Portugal - 0.2%
Banco Comercial Portugues SA	37,796	28,476
Banco Espirito Santo SA	7,044	27,899
Brisa Auto-Estradas de Portugal SA	2,415	14,688
Cimpor Cimentos de Portugal SGPS SA	2,705	15,108
Energias de Portugal SA	23,458	69,616
Galp Energia SGPS SA, B Shares	3,104	46,583
Jeronimo Martins SGPS SA	2,955	27,079
Portugal Telecom SGPS SA	7,819	77,898
		307,347

Singapore - 1.4%
Ascendas REIT	20,091	25,988
CapitaLand Ltd.	34,207	87,404
CapitaMall Trust	29,877	38,966
CapitaMalls Asia Ltd.	18,240	27,209
City Developments Ltd.	7,320	57,813
ComfortDelgro Corp. Ltd.	25,194	26,150
Cosco Corp. Singapore Ltd.	13,521	14,220
DBS Group Holdings Ltd.	22,973	223,222
Fraser and Neave Ltd.	13,114	48,028
Golden Agri-Resources Ltd.	89,584	33,600
Jardine Cycle & Carriage Ltd.	1,431	30,437
Keppel Corp. Ltd.	17,132	103,447
Keppel Land Ltd.	9,596	26,457
K-Green Trust*	3,426	2,577
Neptune Orient Lines Ltd.*	12,126	17,144
Olam International Ltd.	16,253	29,824
Oversea-Chinese Banking Corp. Ltd.	32,658	205,865
SembCorp Industries Ltd.	13,175	38,154
SembCorp Marine Ltd.	11,117	30,457

Equity Securities - Cont'd	Shares	Value
Singapore - Cont'd
Singapore Airlines Ltd.	7,167	$74,414
Singapore Exchange Ltd.	11,480	60,197
Singapore Press Holdings Ltd.	20,311	54,833
Singapore Technologies Engineering Ltd.	22,282	52,217
Singapore Telecommunications Ltd.	106,884	231,363
StarHub Ltd.	8,050	12,947
United Overseas Bank Ltd.	16,361	227,769
UOL Group Ltd.	6,308	17,047
Wilmar International Ltd.	17,153	70,339
Yangzijiang Shipbuilding Holdings Ltd.	19,608	18,757
		1,886,845

South Africa - 0.0%
VenFin DD Holdings Ltd.*	2,900	5,323

Spain - 3.0%
Abertis Infraestructuras SA	3,966	57,435
Acciona SA	341	26,029
Acerinox SA	1,338	20,848
ACS Actividades de Construccion y Servicios SA	1,900	69,839
Banco Bilbao Vizcaya Argentaria SA	47,776	495,379
Banco de Sabadell SA	12,881	58,442
Banco de Valencia SA	2,915	13,018
Banco Popular Espanol SA	11,627	59,591
Banco Santander SA	110,445	1,166,438
Bankinter SA	3,811	23,274
Cintra Concesiones de Infraestructuras de Transporte SA	5,905	38,342
Criteria Caixacorp SA	11,281	46,406
EDP Renovaveis SA*	2,926	17,258
Enagas SA	2,402	36,282
Fomento de Construcciones y Contratas SA	512	10,991
Gamesa Corp. Tecnologica SA*	2,611	22,522
Gas Natural SDG SA	3,092	44,822
Gestevision Telecinco SA	1,323	11,799
Grifols SA	1,858	19,069
Iberdrola Renovables SA	11,335	35,591
Iberdrola SA	52,858	297,916
Iberia Lineas Aereas de Espana SA*	6,394	18,205
Inditex SA	2,927	166,847
Indra Sistemas SA	1,211	19,511
Mapfre SA	10,120	27,606
Red Electrica de Espana SA	1,452	52,167
Repsol YPF SA	9,829	199,590
Telefonica SA	55,117	1,022,978
Zardoya Otis SA	1,786	23,128
		4,101,323

Equity Securities - Cont'd	Shares	Value
Sweden - 2.5%
Alfa Laval AB	4,530	$58,846
Assa Abloy AB, Series B	4,187	83,987
Atlas Copco AB:
Series A	9,010	132,655
Series B	5,236	69,745
Boliden AB	3,670	40,878
Electrolux AB, Series B	3,218	73,876
Getinge AB, Series B	2,685	52,254
Hennes & Mauritz AB, B Shares	13,719	379,389
Holmen AB, Series B	708	16,893
Husqvarna AB, Series B	5,465	33,077
Investor AB, Series B	6,111	99,470
Kinnevik Investment AB, Series B	2,912	46,924
Loomis AB, Series B	521	4,997
Modern Times Group AB, Series B	675	37,028
Nordea Bank AB	43,340	359,496
OMX AB (b)*	588	-
Ratos AB, Series B	1,363	34,394
Sandvik AB	13,530	165,633
Scania AB, Series B	4,293	65,817
Securitas AB, Series B	4,201	38,136
Skandinaviska Enskilda Banken AB	18,926	100,958
Skanska AB, Series B	5,354	77,727
SKF AB, Series B	5,228	94,183
SSAB AB, Class B	1,115	13,367
SSAB Svenskt Stal AB	2,423	32,661
Svenska Cellulosa AB, Series B	7,674	90,782
Svenska Handelsbanken AB	6,566	161,734
Swedbank AB*	9,459	87,587
Swedish Match AB	3,199	70,088
Tele2 AB, Series B	4,178	62,821
Telefonaktiebolaget LM Ericsson, Series B	40,410	452,481
TeliaSonera AB	30,127	194,770
Volvo AB, Series B*	14,600	161,469
		3,394,123

Switzerland - 7.1%
ABB Ltd.*	29,615	514,764
Actelion Ltd.*	1,368	51,029
Adecco SA	1,650	77,873
Aryzta AG	1,089	41,800
Baloise Holding AG	670	46,630
Compagnie Financiere Richemont SA	7,004	243,741
Credit Suisse Group AG	15,101	567,710
GAM Holding Ltd.*	2,772	30,227
Geberit AG	521	80,816
Givaudan SA	102	86,239
Holcim Ltd.	3,291	220,351
Julius Baer Group Ltd.	2,772	78,943
Kuehne + Nagel International AG	724	74,180

Equity Securities - Cont'd	Shares	Value
Switzerland - Cont'd
Lindt & Spruengli AG:
Participation Certificates	11	$23,893
Registered Shares	1	24,510
Logitech International SA*	2,442	33,176
Lonza Group AG	609	40,552
Nestle SA	46,528	2,245,600
Nobel Biocare Holding AG	1,660	28,379
Novartis AG	28,314	1,374,077
Pargesa Holding SA	362	23,724
Roche Holding AG	9,427	1,294,910
Schindler Holding AG:
Participation Certificates	652	54,838
Registered Shares	288	23,977
SGS SA	73	98,313
Sika AG	27	47,732
Sonova Holding AG	615	75,438
STMicroelectronics NV	8,550	68,076
Straumann Holding AG	104	22,508
Swatch Group AG:
Bearer Shares	413	115,615
Registered Shares	582	29,770
Swiss Life Holding AG*	408	39,061
Swiss Reinsurance	4,725	194,422
Swisscom AG	312	105,730
Syngenta AG	1,269	293,118
UBS AG*	48,832	647,476
Xstrata plc	27,605	361,808
Zurich Financial Services AG	1,978	434,313
		9,815,319

United Kingdom - 16.0%
3i Group plc	13,020	51,335
Admiral Group plc	2,681	56,078
Aggreko plc	3,490	72,888
AMEC plc	4,453	54,306
Anglo American plc*	17,665	614,346
Antofagasta plc	5,291	61,441
ARM Holdings plc	17,600	72,847
Associated British Foods plc	4,780	68,732
AstraZeneca plc	19,488	916,053
Autonomy Corp. plc*	2,905	78,432
Aviva plc	37,123	172,612
BAE Systems plc	47,344	220,034
Balfour Beatty plc	9,195	32,686
Barclays plc	153,476	608,703
BG Group plc	45,293	670,745
BHP Billiton plc	29,614	766,624
BP plc	251,852	1,210,060
British Airways plc*	7,739	22,468
British American Tobacco plc	26,791	848,672
British Land Co. plc	11,649	74,495
British Sky Broadcasting Group plc	15,288	159,520

Equity Securities - Cont'd	Shares	Value
United Kingdom - Cont'd
BT Group plc	104,026	$198,732
Bunzl plc	4,407	43,966
Burberry Group plc	5,830	65,768
Cable & Wireless Communications plc	21,296	18,176
Cable & Wireless Worldwide	34,820	44,624
Cairn Energy plc*	18,752	114,775
Capita Group plc	8,359	91,748
Capital & Counties Properties plc*	7,880	12,779
Carnival plc	2,247	72,050
Carphone Warehouse Group plc*	1	2
Centrica plc	68,874	303,416
Cobham plc	15,407	48,582
Compass Group plc	25,074	190,313
Diageo plc	33,605	526,770
Eurasian Natural Resources Corp.	3,455	43,964
F&C Asset Management plc	2,040	1,578
FirstGroup plc	6,455	34,937
G4S plc	18,926	75,023
GlaxoSmithKline plc	69,661	1,181,030
Hammerson plc	9,430	47,660
Home Retail Group plc	11,773	37,248
HSBC Holdings plc	233,786	2,133,692
ICAP plc	7,471	44,801
Imperial Tobacco Group plc	13,662	381,080
Inmarsat plc	5,858	62,092
Intercontinental Hotels Group plc	3,475	54,145
International Power plc	20,429	90,545
Invensys plc	10,829	38,696
Investec plc	5,689	38,278
ITV plc*	49,576	36,920
J Sainsbury plc	16,165	76,949
Johnson Matthey plc	2,880	63,792
Kazakhmys plc	2,872	42,155
Kingfisher plc	31,689	98,382
Land Securities Group plc	10,181	83,544
Legal & General Group plc	78,665	91,565
Liberty International plc	6,257	28,876
Lloyds TSB Group plc*	538,734	427,617
London Stock Exchange Group plc	2,000	16,568
Lonmin plc*	2,072	43,264
Man Group plc	22,968	76,012
Marks & Spencer Group plc	21,227	104,660
National Grid plc	46,456	342,354
Next plc	2,531	74,928
Old Mutual plc	72,817	111,429
Pearson plc	10,886	142,512
Petrofac Ltd.	3,478	61,181
Prudential plc	33,978	254,771
Reckitt Benckiser Group plc	8,216	380,196
Reed Elsevier plc	16,280	120,232
Resolution Ltd.	32,371	30,463

Equity Securities - Cont'd	Shares	Value
United Kingdom - Cont'd
Rexam plc	11,765	$52,816
Rio Tinto plc	19,437	850,900
Rolls-Royce Group plc*	24,879	207,264
Royal Bank of Scotland Group plc*	226,900	136,713
RSA Insurance Group plc	45,931	81,560
SABMiller plc	12,728	353,533
Sage Group plc	17,632	60,359
Schroders plc	1,499	26,988
Scottish & Southern Energy plc	12,386	205,414
Segro plc	9,853	37,129
Serco Group plc	6,588	57,411
Severn Trent plc	3,174	57,935
Shire plc	7,537	153,260
Smith & Nephew plc	11,910	112,179
Smiths Group plc	5,235	82,888
Standard Chartered plc	27,176	659,987
Standard Life plc	30,008	77,045
TalkTalk Telecom Group plc*	3,841	7,102
Tesco plc	107,145	603,519
Thomas Cook Group plc	11,516	30,382
Tomkins plc	11,841	39,796
TUI Travel plc	7,500	23,275
Tullow Oil plc	11,871	176,898
Unilever plc	17,221	459,145
United Utilities Group plc	9,145	71,291
Vedanta Resources plc	1,636	51,501
Vodafone Group plc	706,046	1,463,669
Whitbread plc	2,360	49,361
William Morrison Supermarkets plc	28,458	112,237
Wolseley plc*	3,808	74,478
WPP plc	16,828	158,310
		22,072,262

United States - 0.1%
Synthes, Inc.	796	91,556

Total Equity Securities (Cost $137,024,394)		116,603,488

Exchange Traded Funds - 14.0%
iShares MSCI EAFE Index Fund	394,932	18,368,288
iShares MSCI Israel Capped Investable Market Index Fund	20,918	953,233

Total Exchange Traded Funds (Cost $20,237,898)		19,321,521

	Principal
Time Deposit - 5.2%	Amount	Value
State Street Corp. Time Deposit, 0.01%, 7/1/10	$7,234,537	$7,234,537

Total Time Deposit (Cost $7,234,537)		7,234,537

TOTAL INVESTMENTS (Cost $164,496,829) - 103.8%		143,159,546
Other assets and liabilities, net - (3.8%)		(5,288,631)
Net Assets - 100%		$137,870,915

Net Assets Consist of:
Paid-in capital applicable to the following shares of common stock outstanding with 20,000,000 shares of $.10 par value shares authorized:
Class I: 2,160,360 shares outstanding		$166,135,545
Class F 100,413 shares outstanding		6,728,653
Undistributed net investment income		1,958,401
Accumulated net realized gain (loss) on investments and foreign currency transactions		(15,613,773)
Net unrealized appreciation (depreciation) on investments, foreign currencies, and assets
and liabilities denominated in foreign currencies		(21,337,911)

Net Assets		$137,870,915

Net Asset Value Per Share
Class I (based on net assets of $131,564,147)		$60.90
Class F (based on net assets of $6,306,768)		$62.81

(b) This security was valued by the Board of Directors. See Note A.

* Non-income producing security.

Abbreviations:

CVA: Certification Van Aandelen
FDR: Fiduciary Depositary Receipts
REIT: Real Estate Investment Trust

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $207,585)	$2,126,435
Interest income	926
Total investment income	2,127,361

Expenses:
Investment advisory fee	277,454
Transfer agency fees and expenses	1,968
Administrative fees	49,545
Distribution Plan expenses:
Class F	5,927
Directors' fees and expenses	7,049
Custodian fees	92,937
Reports to shareholders	37,244
Professional fees	22,951
Accounting fees	7,767
Contract services	33,422
Miscellaneous	1,397
Total expenses	537,661
Reimbursement from Advisor:
Class I	(56,361)
Class F	(4,228)
Fees paid indirectly	(464)
Net expenses	476,608

Net Investment Income	1,650,753

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,324,820)
Foreign currency transactions	(19,156)
(1,343,976)

Change in unrealized appreciation (depreciation) on:
Investments and foreign currencies	(18,674,554)
Assets and liabilities denominated in foreign currencies	(9,941)
(18,684,495)

Net Realized and Unrealized Gain
(Loss)	(20,028,471)

Increase (Decrease) in Net Assets
Resulting From Operations	($18,377,718)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$1,650,753	$1,548,418
Net realized gain (loss)	(1,343,976)	854,749
Change in unrealized appreciation (depreciation)	(18,684,495)	16,980,244

Increase (Decrease) in Net Assets
Resulting From Operations	(18,377,718)	19,383,411

Distributions to shareholders from:
Net investment income:
Class I shares	--	(1,583,672)
Class F shares	--	(41,939)
Total distributions	--	(1,625,611)

Capital share transactions:
Shares sold:
Class I shares	65,760,827	17,519,588
Class F shares	2,794,494	3,196,044
Reinvestment of distributions:
Class I shares	--	1,583,666
Class F shares	--	41,939
Shares issued from merger (see Note F):
Class I shares	10,969,047	--
Shares redeemed:
Class I shares	(9,659,599)	(20,101,692)
Class F shares	(458,597)	(451,745)
Total capital share transactions	69,406,172	1,787,800

Total Increase (Decrease) in Net Assets	51,028,454	19,545,600

Net Assets
Beginning of period	86,842,461	67,296,861
End of period (including undistributed net investment income of $1,958,401 and $307,648, respectively)	$137,870,915	$86,842,461

See notes to financial statements.

	Six Months Ended	Year Ended
	June 30,	December 31,
Capital Share Activity	2010	20089
Shares sold:
Class I shares	1,151,179	303,824
Class F shares	39,755	51,752
Reinvestment of distributions:
Class I shares	--	22,318
Class F shares	--	572
Shares issued from merger (see Note F):
Class I shares	157,015	--
Shares redeemed:
Class I shares	(303,117)	(337,457)
Class F shares	(6,883)	(7,644)
Total capital share activity	1,037,949	33,365

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: Calvert VP EAFE International Index Portfolio (the "Portfolio"), formerly known as Summit EAFE International Index Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio offers Class I and Class F shares. Class F shares are subject to Distribution Plan Expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters. On June 30, 2010, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, securities valued at $0 or 0.0% of net assets were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$108,025	$116,495,463**	--	$116,603,488
Exchange Traded Funds	19,321,521	--	--	19,321,521
Other Debt Obligations	--	7,234,537	--	7,234,537
TOTALS	$19,429,546	$123,730,000	--	$143,159,546

*For further breakdown of Equity Securities by country, please refer to the Statement of Net Assets.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Investment income and realized and unrealized gains and losses are allocated to separate classes of shares based upon the relative net assets of each class. Expenses arising in connection with a class are charged directly to that class. Expenses common to the classes are allocated to each class in proportion to their relative net assets. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.

Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .56% of the Portfolio's average daily net assets. Under the terms of the agreement, $60,413 was payable at period end. In addition, $28,911 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .95% and 1.15% for Class I and Class F, respectively. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio's average daily net assets. Under the terms of the agreement, $10,788 was payable at period end.

Calvert Distributors, Inc., an affiliate of the Advisor, is the distributor and principal underwriter for the Portfolio. Distribution plans, adopted by Class F shares, allow the Portfolio to pay the distributor for expenses and services associated with the distribution of shares. The expenses paid may not exceed .20% annually of the average daily net assets of Class F. Under the terms of the agreement, $1,064 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $93 for the six months ended June 30, 2010. Under the terms of the agreement, $16 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $87,609,646 and $28,299,241, respectively.

Capital Loss Carryforward
Expiration Date

31-Dec-16                   $13,907,367

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010 the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$3,413,371
Unrealized (depreciation)	(25,181,608)
Net unrealized appreciation/(depreciation)	($21,768,237)
Federal income tax cost of investments	$164,927,783

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$59,152	1.53%	$3,411,084	May 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Note F -- Reorganization

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the "Plan") which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Calvert Social International Equity Portfolio ("International Equity") for shares of the acquiring portfolio, Calvert Variable Products, Inc., EAFE International Index Portfolio ("EAFE") and the assumption of the liabilities of International Equity. Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:
Merged Portfolio	Shares	Acquiring Portfolio	Shares	Value
International Equity	1,006,852	EAFE	157,015	$10,969,047

For financial reporting purposes, assets received and shares issued by EAFE were recorded at fair value; however, the cost basis of the investments received from International Equity were carried forward to align ongoing reporting of EAFE's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:
Merged Portfolio	Net Assets	Unrealized Appreciation (Depreciation)	Acquiring Portfolio	Net Assets
International Equity	$10,969,047	$(16,862)	EAFE	$86,948,835

Assuming the acquisition had been completed on January 1, 2010, EAFE's results of operations for the six months ended June 30, 2010 would have been as follows:
Net investment income	$1,673,183	(a)
Net realized and change in unrealized gain (loss) on investments	$20,166,281	(b)
Net increase (decrease) in assets from operations	($18,493,098)

Because EAFE and International Equity sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of International Equity that have been included in EAFE's Statement of Operations since April 30, 2010.

(a) $1,650,753, as reported, plus $22,430 from International Equity pre-merger.

(b) ($20,028,471), as reported, plus ($137,810) from International Equity pre-merger.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
Class I Shares	2010 (z)	2009	2008
Net asset value, beginning	$70.89	$56.55	$104.77
Income from investment operations
Net investment income	1.06	1.33	2.17
Net realized and unrealized gain (loss)	(11.05)	14.41	(45.83)
Total from investment operations	(9.99)	15.74	(43.66)
Distributions from
Net investment income	--	(1.40)	(2.77)
Net realized gain	--	--	(1.79)
Total distributions	--	(1.40)	(4.56)
Total increase (decrease) in net asset value	(9.99)	14.34	(48.22)
Net asset value, ending	$60.90	$70.89	$56.55

Total return*	(14.09%)	27.83%	(42.68%)
Ratios to average net assets: A
Net investment income	3.35% (a)	2.10%	2.51%
Total expenses	1.07% (a)	1.05%	1.22%
Expenses before offsets	.95% (a)	.95%	.95%
Net expenses	.95% (a)	.95%	.95%
Portfolio turnover	29%	29%	47%
Net assets, ending (in thousands)	$131,564	$81,899	$65,973

		Years Ended
	December 31,	December 31,	December 31,
Class I Shares	2007	2006	2005
Net asset value, beginning	$98.66	$81.98	$74.34
Income from investment operations
Net investment income	1.00	1.46	1.59
Net realized and unrealized gain (loss)	8.00	18.83	7.59
Total from investment operations	9.80	20.29	9.18
Distributions from
Net investment income	(1.48)	(1.63)	(.72)
Net realized gain	(2.21)	(1.98)	(.82)
Total distributions	(3.69)	(3.61)	(1.54)
Total increase (decrease) in net asset value	6.11	16.68	7.64
Net asset value, ending	$104.77	$98.66	$81.98

Total return*	10.10%	25.56%	12.57%
Ratios to average net assets: A
Net investment income	1.48%	1.66%	1.75%
Total expenses	1.26%	1.29%	1.50%
Expenses before offsets	.95%	.95%	.95%
Net expenses	.95%	.95%	.95%
Portfolio turnover	48%	44%	77%
Net assets, ending (in thousands)	$118,631	$58,754	$44,084

See notes to financial highlights.

Financial Highlights
	Periods Ended
	June 30,	December 31,
Class F Shares	2010 (z)	2009
Net asset value, beginning	$73.19	$57.91
Income from investment operations
Net investment income	1.07	.68
Net realized and unrealized gain (loss)	(11.45)	15.23
Total from investment operations	(10.38)	15.91
Distributions from
Net investment income	--	(.63)
Net realized gain	--	--
Total distributions	--	(.63)
Total increase (decrease) in net asset value	(10.38)	15.28
Net asset value, ending	$62.81	$73.19

Total return*	(14.18%)	27.47%
Ratios to average net assets: A
Net investment income	3.07% (a)	1.67%
Total expenses	1.29% (a)	1.42%
Expenses before offsets	1.15% (a)	1.15%
Net expenses	1.15% (a)	1.15%
Portfolio turnover	29%	29%
Net assets, ending (in thousands)	$6,307	$4,943

	Periods Ended
	December 31,	December 31,
Class F Shares	2008	2007^
Net asset value, beginning	$104.76	$102.10
Income from investment operations
Net investment income	1.25	.01
Net realized and unrealized gain (loss)	(45.05)	2.65
Total from investment operations	(43.80)	2.66
Distributions from
Net investment income	(1.26)	--
Net realized gain	(1.79)	--
Total distributions	(3.05)	--
Total increase (decrease) in net asset value	(46.85)	2.66
Net asset value, ending	$57.91	$104.76

Total return*	(42.81%)	2.61%
Ratios to average net assets: A
Net investment income	1.33%	.25% (a)
Total expenses	1.42%	1.46% (a)
Expenses before offsets	1.15%	1.15% (a)
Net expenses	1.15%	1.15% (a)
Portfolio turnover	47%	48%
Net assets, ending (in thousands)	$1,324	$1

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 17, 2007 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Barclays Capital Aggregate Bond Index Portfolio
(formerly Summit Barclays Capital Aggregate Bond Index Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
13	Statement of Operations
14	Statements of Changes in Net Assets
15	Notes to Financial Statements
19	Financial Highlights
21	Explanation of Financial Tables
22	Proxy Voting
23	Availability of Quarterly Portfolio Holdings

Calvert VP Barclays Capital Aggregate Bond Index Portfolio

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

Consumer prices rose at an increasingly slow rate over the past six months--a phenomenon known as "disinflation." In fact, the yearly core inflation rate toward the end of the reporting period was only 0.9%2, the lowest since 1966. The labor market improved but remained quite weak, with the June unemployment rate at 9.5%.

As the sovereign debt crisis in the European Economic and Monetary Union (euro zone) deepened and spread, it drove market moves during the period. Debt-laden euro-zone governments and banks found it increasingly difficult to fund their debts in public markets. This rekindled investors' fears of another global markets meltdown, which always seemed to be lurking just below the surface.

The fear reached a crescendo in early May, when the European Union, International Monetary Fund, and European Central Bank announced massive support initiatives. The fear ebbed and euro-zone lending markets calmed, but concerns about the outlook for global and U.S. growth sank investor confidence and the second quarter closed on a down note.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would

Calvert VP Barclays Capital Aggregate
Bond Index Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month**	5.35%
One year	8.61%
Five year	5.40%
Since inception (3.31.03)	4.73%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, and does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

** Total return is not annualized for periods of one year or less.

remain low for an "extended period."3 By the end of June, lending rates signaled that the market did not expect the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies. However, it did reopen dollar currency swap lines with the major central banks in response to the euro-zone debt crisis.

Toward the end of the reporting period, investors once again became more risk averse and flocked to low-yielding, liquid Treasuries--driving yields down even further. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%. However, with the Fed's interest-rate moves on hold, most money-market rates were nearly unchanged and three-month Treasury bills yielded only 0.17% at the end of June.4

Demand for municipal bonds remained strong as lower tax-exempt supply and attractive ratios to Treasuries outweighed concerns over state and local government budgetary strains. The success of the taxable Build America Bonds has reduced the supply of tax-exempt municipals, so the level of interest rates for long-term, tax-exempt municipals are now twice as high as those of Treasuries.

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

Globally, the Fed and other central banks are running extremely easy monetary policies with rock-bottom interest rates. This has generally led investors to hunt far and wide to try to achieve higher returns, and take on greater risk than they did during the financial crisis of 2008 and early 2009. We saw a similar pattern in the middle of the last decade.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our funds shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

Sincerely,

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income
Calvert Asset Management Company
July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Year-over-year core CPI rate as of May 2010 according to the Bureau of Labor Statistics

3. Federal Open Market Committee

4. Interest rate data sources: Bloomberg and Federal Reserve
Economic Sectors	% of Total Investments

Asset-Backed Securities	0.1%
Basic Materials	0.2%
Communications	2.7%
Consumer, Cyclical	1.5%
Consumer, Non-cyclical	2.7%
Energy	2.0%
Exchange Traded Funds	1.5%
Financials	3.8%
Government	41.0%
Industrials	2.7%
Mortgage Securities	36.3%
Technology	0.8%
Time Deposit	4.4%
Utilities	0.3%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$1,053.50	$2.82
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.05	$2.78

* Expenses are equal to the Fund's annualized expense ratio of .55%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
JUNE 30, 2010
	Principal
Asset-Backed Securities - 0.1%	Amount	Value
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 5/25/33 (r)	$92,277	$60,825

Total Asset-Backed Securities (Cost $91,268)		60,825

Commercial Mortgage-Backed Securities - 2.0%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	495,164	514,173
5.867%, 4/10/49 (r)	550,000	549,265
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	237,065	243,577
4.254%, 7/11/42	251,560	254,136

Total Commercial Mortgage-Backed Securities (Cost $1,478,125)		1,561,151

Corporate Bonds - 17.1%
Alcoa, Inc., 5.72%, 2/23/19	149,000	141,873
Apache Corp., 5.625%, 1/15/17	100,000	112,648
AstraZeneca plc, 6.45%, 9/15/37	350,000	424,131
Bank of America Corp., 7.375%, 5/15/14	100,000	112,099
BlackRock, Inc., 3.50%, 12/10/14	100,000	103,903
BP Capital Markets plc, 3.625%, 5/8/14	200,000	171,500
CA, Inc., 5.375%, 12/1/19	100,000	104,953
Camden Property Trust, 5.875%, 11/30/12	100,000	106,741
Citigroup, Inc.:
6.50%, 8/19/13	125,000	133,147
6.125%, 5/15/18	200,000	208,736
Coca-Cola Co., 5.35%, 11/15/17	100,000	114,302
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	116,359
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	225,493
Covidien International Finance SA, 4.20%, 6/15/20	200,000	203,648
Deere & Co., 6.55%, 10/1/28	250,000	299,001
Deutsche Bank AG, 4.875%, 5/20/13	150,000	160,160
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	311,402
Discovery Communications LLC, 5.05%, 6/1/20	200,000	206,988
Emerson Electric Co., 4.75%, 10/15/15	200,000	223,262
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	206,812
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	206,918
5.375%, 3/15/20	200,000	197,294
GTE Corp., 6.94%, 4/15/28	80,000	88,007
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (e)	100,000	103,467
Honeywell International, Inc., 4.25%, 3/1/13	100,000	107,556
Hospira, Inc., 6.40%, 5/15/15	250,000	284,976
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	266,702
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	208,610
4.75%, 7/15/20	800,000	805,837

	Principal
Corporate Bonds - Cont'd	Amount	Value
Lincoln National Corp., 4.30%, 6/15/15	$300,000	$304,201
Lockheed Martin Corp., 5.72%, 6/1/40 (e)	154,000	167,694
McDonald's Corp., 4.30%, 3/1/13	100,000	107,430
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	188,257
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	107,817
NBC Universal, Inc., 5.15%, 4/30/20 (e)	200,000	208,499
Northern Trust Corp., 5.50%, 8/15/13	100,000	110,972
Oracle Corp., 5.75%, 4/15/18	250,000	289,161
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	252,969
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	202,143
Procter & Gamble Co., 4.85%, 12/15/15	1,000,000	1,131,815
Progressive Corp., 6.375%, 1/15/12	165,000	176,384
Qwest Corp., 8.875%, 3/15/12	800,000	860,000
Shell International Finance BV, 4.00%, 3/21/14	300,000	317,017
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	279,139
TCI Communications, Inc., 8.75%, 8/1/15	100,000	123,895
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	101,852
Time Warner, Inc., 4.875%, 3/15/20	100,000	102,864
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	300,545
US Bank NA, 4.95%, 10/30/14	100,000	109,270
Valero Energy Corp., 6.125%, 2/1/20	200,000	205,361
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	107,048
Walgreen Co., 4.875%, 8/1/13	100,000	109,800
Wal-Mart Stores, Inc.:
2.25%, 7/8/15	500,000	498,475
6.50%, 8/15/37	250,000	302,581
Wells Fargo & Co., 4.375%, 1/31/13	125,000	132,311
Williams Partners LP, 3.80%, 2/15/15 (e)	100,000	101,237
XTO Energy, Inc., 4.625%, 6/15/13	200,000	215,629

Total Corporate Bonds (Cost $12,472,884)		13,070,891

Sovereign Government Bonds - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	114,445

Total Sovereign Government Bonds (Cost $106,343)		114,445

U.S. Government Agencies and Instrumentalities - 12.2%
Fannie Mae:
5.05%, 2/7/11	1,300,000	1,336,299
6.125%, 3/15/12	1,000,000	1,093,151
4.625%, 10/15/14	100,000	111,712
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	792,838
Federal Home Loan Bank, 4.875%, 5/17/17	1,000,000	1,134,046
Freddie Mac:
5.00%, 2/16/17	650,000	740,790
4.875%, 6/13/18	1,000,000	1,131,424
3.75%, 3/27/19	2,900,000	3,028,279

Total U.S. Government Agencies And Instrumentalities (Cost $9,062,694)		9,368,539

	Principal
U.S. Government Agency Mortgage-Backed Securities - 35.4%	Amount	Value
Fannie Mae:
5.00%, 12/1/16	$561,573	$603,998
5.00%, 11/1/17	85,416	91,869
5.50%, 8/1/18	297,487	323,075
4.61%, 12/1/19	496,800	526,089
5.00%, 6/1/20	238,718	256,379
6.50%, 4/1/23	60,606	66,969
6.50%, 8/1/32	246,368	274,358
5.50%, 7/1/33	411,494	443,796
5.50%, 7/1/33	571,063	615,891
6.00%, 8/1/33	73,266	80,701
5.50%, 11/1/33	441,349	475,995
5.50%, 3/1/34	696,971	750,595
6.00%, 6/1/34	428,515	473,067
5.00%, 10/1/34	610,928	649,232
5.50%, 3/1/35	1,692,178	1,822,814
5.50%, 6/1/35	836,428	899,996
5.50%, 9/1/35	603,658	650,828
5.50%, 2/1/36	357,495	384,665
5.50%, 11/1/36	519,977	560,119
7.50%, 11/1/36	198,304	218,559
6.00%, 5/1/38	860,278	934,603
4.50%, 5/1/40	1,982,570	2,057,391
Freddie Mac:
4.50%, 9/1/18	273,380	291,691
5.00%, 11/1/20	407,984	437,785
5.00%, 2/1/33	743,158	789,985
5.00%, 4/1/35	477,455	506,346
6.00%, 8/1/36	433,693	471,804
5.00%, 1/1/40	2,934,651	3,109,997
4.50%, 4/1/40	2,418,860	2,508,962
6.00%, 4/1/40	963,979	1,047,865
4.50%, 5/1/40	1,997,578	2,071,988
4.50%, 5/1/40	998,794	1,035,999
Ginnie Mae:
5.50%, 7/20/34	507,183	551,706
6.00%, 11/20/37	997,951	1,089,783

Total U.S. Government Agency Mortgage-Backed Securities (Cost $26,233,470)		27,074,900

U.S. Treasury - 29.9%
United States Treasury Bonds:
6.25%, 8/15/23	600,000	777,469
5.50%, 8/15/28	500,000	618,047
4.50%, 2/15/36	500,000	552,266
United States Treasury Notes:
1.375%, 5/15/12	100,000	101,469
2.75%, 2/28/13	300,000	315,000
3.125%, 9/30/13	200,000	212,875
2.75%, 10/31/13	300,000	315,656
4.25%, 11/15/13	200,000	220,500
2.00%, 11/30/13	200,000	205,250

	Principal
U.S. Treasury - Cont'd	Amount	Value
United States Treasury Notes (Cont'd):
1.875%, 2/28/14	$50,000	$50,945
1.875%, 4/30/14	300,000	305,344
2.375%, 8/31/14	500,000	516,875
2.375%, 2/28/15	1,450,000	1,494,180
2.50%, 4/30/15	1,200,000	1,242,375
2.125%, 5/31/15	1,650,000	1,678,101
4.50%, 11/15/15	1,225,000	1,390,566
2.625%, 2/29/16	1,800,000	1,851,469
2.375%, 3/31/16	1,300,000	1,318,891
4.875%, 8/15/16	1,330,000	1,539,059
3.125%, 10/31/16	1,200,000	1,258,500
4.625%, 2/15/17	1,400,000	1,599,063
3.00%, 2/28/17	1,500,000	1,556,719
3.875%, 5/15/18	1,100,000	1,201,922
3.75%, 11/15/18	1,050,000	1,131,047
3.375%, 11/15/19	1,000,000	1,035,469
3.625%, 2/15/20	350,000	369,687

Total U.S. Treasury (Cost $22,145,706)		22,858,744

Time Deposit - 4.5%
State Street Corp. Time Deposit, 0.01%, 7/1/10	3,452,950	3,452,950

Total Time Deposit (Cost $3,452,950)		3,452,950

Exchange Traded Funds - 1.6%	Shares
iShares Barclays Aggregate Bond Fund	11,500	1,233,375

Total Exchange Traded Funds (Cost $1,221,630)		1,233,375

TOTAL INVESTMENTS (Cost $76,265,070) - 102.9%		78,795,820
Other assets and liabilities, net - (2.9%)		(2,234,505)
Net Assets - 100%		$76,561,315

Net Assets Consist of:
Paid-in capital applicable to 1,429,985 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$72,761,796
Undistributed net investment income		981,522
Accumulated net realized gain (loss) on investments		287,247
Net unrealized appreciation (depreciation) on investments		2,530,750

Net Assets		$76,561,315

Net Asset Value per Share		$53.54

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income	$4,184
Interest income	871,809
Total investment income	875,993

Expenses:
Investment advisory fee	64,273
Transfer agency fees and expenses	914
Directors' fees and expenses	2,833
Administrative fees	21,424
Accounting fees	3,257
Custodian fees	8,469
Reports to shareholders	5,495
Professional fees	11,668
Miscellaneous	699
Total expenses	119,032
Fees paid indirectly	(245)
Net expenses	118,787

Net Investment Income	757,206

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	278,365
Change in unrealized appreciation (depreciation)	1,453,720

Net Realized and Unrealized Gain
(Loss) on Investments	1,732,085

Increase (Decrease) in Net Assets
Resulting From Operations	$2,489,291

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$757,206	$1,781,314
Net realized gain (loss) on investments	278,365	416,495
Change in unrealized appreciation (depreciation)	1,453,720	(60,512)

Increase (Decrease) in Net Assets
Resulting From Operations	2,489,291	2,137,297

Distributions to shareholders from:
Net investment income	--	(1,758,972)
Net realized gain	--	(142,302)
Total distributions	--	(1,901,274)

Capital share transactions:
Shares sold	42,026,764	11,942,522
Reinvestment of distributions	--	1,901,274
Shares redeemed	(5,583,673)	(27,738,019)
Total capital share transactions	36,443,091	(13,894,223)

Total Increase (Decrease) in Net Assets	38,932,382	(13,658,200)

Net Assets
Beginning of period	37,628,933	51,287,133
End of period (including undistributed net investment income of $981,522 and $224,316, respectively)	$76,561,315	$37,628,933

Capital Share Activity
Shares sold	797,423	230,028
Reinvestment of distributions	--	37,324
Shares redeemed	(107,824)	(529,259)
Total capital share activity	689,599	(261,907)

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP Barclays Capital Aggregate Bond Index Portfolio (the "Portfolio"), formerly known as Summit Barclays Capital Aggregate Bond Index Portfolio, a series of Calvert Variable Products, Inc. (or the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	--	$60,825	--	$60,825
Commercial Mortgage-Backed Securities	--	1,561,151	--	1,561,151
Corporate Debt	--	13,070,891	--	13,070,891
Exchanged Traded Funds	$1,233,375	--	--	1,233,375
Other Debt Obligations	--	3,567,395	--	3,567,395
U.S. Government Obligations	--	59,302,183	--	59,302,183
TOTAL	$1,233,375	$77,562,445	--	$78,795,820

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .30% of the Portfolio's average daily net assets. Under the terms of the agreement, $15,883 was payable at period end. In addition, $6,240 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .60%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $5,294 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $34 for six months ended June 30, 2010. Under the terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $29,493,113 and $4,075,374, respectively. U.S. Government security purchases and sales were $34,350,021 and $20,654,004, respectively.

As of June 30, 2010 the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$2,637,578
Unrealized (depreciation)	(107,968)
Net unrealized appreciation/(depreciation)	$2,529,610
Federal income tax cost of investments	$76,266,210

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$2,976	1.47%	$165,525	March 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
	Periods Ended
	June 30,	December 31,	December 31,
	2010 (z)	2009 (z)	2008
Net asset value, beginning	$50.82	$51.17	$50.27
Income from investment operations
Net investment income	.87	2.00	2.13
Net realized and unrealized gain (loss)	1.85	.35	1.07
Total from investment operations	2.72	2.35	3.20
Distributions from
Net investment income	--	(2.50)	(2.30)
Net realized gain	--	(.20)	--
Total distributions	--	2.70	(2.30)
Total increase (decrease) in net asset value	2.72	(.35)	.90
Net asset value, ending	$53.54	$50.82	$51.17

Total return*	5.35%	4.59%	6.56%
Ratios to average net assets: A
Net investment income	3.53% (a)	3.83%	4.29%
Total expenses	.56% (a)	.54%	.61%
Expenses before offsets	.56% (a)	.54%	.60%
Net expenses	.55% (a)	.54%	.60%
Portfolio turnover	55%	71%	30%
Net assets, ending (in thousands)	$76,561	$37,629	$51,287

		Years Ended
	December 31,	December 31,	December 31,
	2007	2006	2005
Net asset value, beginning	$48.85	$49.06	$50.13
Income from investment operations
Net investment income	2.13	1.97	1.83
Net realized and unrealized gain (loss)	1.40	(.24)	(1.06)
Total from investment operations	3.53	1.73	.77
Distributions from
Net investment income	(2.11)	(1.94)	(1.84)
Total distributions	(2.11)	(1.94)	(1.84)
Total increase (decrease) in net asset value	1.42	(.21)	(1.07)
Net asset value, ending	$50.27	$48.85	$49.06

Total return*	7.43%	3.64%	1.57%
Ratios to average net assets: A
Net investment income	4.24%	3.96%	3.54%
Total expenses	.59%	.59%	63%
Expenses before offsets	.59%	.59%	.60%
Net expenses	.59%	.59%	60%
Portfolio turnover	24%	28%	16%
Net assets, ending (in thousands)	$44,496	$39,160	$37,657

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Inflation Protected Plus
Portfolio

(formerly, Summit Inflation

Protected Plus Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
6	Shareholder Expense Example
7	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
17	Financial Highlights
19	Explanation of Financial Tables
20	Proxy Voting
21	Availability of Quarterly Portfolio Holdings

Calvert VP Inflation Protected Plus Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

Consumer prices rose at an increasingly slow rate over the past six months--a phenomenon known as "disinflation." In fact, the yearly core inflation rate toward the end of the reporting period was only 0.9%2, the lowest since 1966. The labor market improved but remained quite weak, with the June unemployment rate at 9.5%.

As the sovereign debt crisis in the European Economic and Monetary Union (euro zone) deepened and spread, it drove market moves during the period. Debt-laden euro-zone governments and banks found it increasingly difficult to fund their debts in public markets. This rekindled investors' fears of another global markets meltdown, which always seemed to be lurking just below the surface.

The fear reached a crescendo in early May, when the European Union, International Monetary Fund, and European Central Bank announced massive support initiatives. The fear ebbed and euro-zone lending markets calmed, but concerns about the outlook for global and U.S. growth sank investor confidence and the second quarter closed on a down note.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would remain low for an "extended period."3 By the end of June, lending rates signaled that the market did not expect

Calvert VP Inflation Protected Plus
Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month**	4.67%
One year	8.04%
Since inception (12.28.06)	5.86%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, and does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

** Total return is not annualized for periods of one year or less.

the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies. However, it did reopen dollar currency swap lines with the major central banks in response to the euro-zone debt crisis.

Toward the end of the reporting period, investors once again became more risk averse and flocked to low-yielding, liquid Treasuries--driving yields down even further. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%. However, with the Fed's interest-rate moves on hold, most money-market rates were nearly unchanged and three-month Treasury bills yielded only 0.17% at the end of June.4

Demand for municipal bonds remained strong as lower tax-exempt supply and attractive ratios to Treasuries outweighed concerns over state and local government budgetary strains. The success of the taxable Build America Bonds has reduced the supply of tax-exempt municipals, so the level of interest rates for long-term, tax-exempt municipals are now twice as high as those of Treasuries.

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

Globally, the Fed and other central banks are running extremely easy monetary policies with rock-bottom interest rates. This has generally led investors to hunt far and wide to try to achieve higher returns, and take on greater risk than they did during the financial crisis of 2008 and early 2009. We saw a similar pattern in the middle of the last decade.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our funds shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

Sincerely,

Catherine Roy
Senior Vice President and Chief Investment Officer, Fixed Income
Calvert Asset Management Company
July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Year-over-year core CPI rate as of May 2010 according to the Bureau of Labor Statistics

3. Federal Open Market Committee

4. Interest rate data sources: Bloomberg and Federal Reserve
Investment Allocation	% of Total Investments (at 6.30.10)

Long Term	52%
Intermediate Term	13%
Short Term	35%

Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$1,046.70	$3.81
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF NET ASSETS
JUNE 30, 2010
	Principal
U.S. Treasury(i) - 53.7%	Amount	Value
United States Treasury Bonds:
2.375%, 1/15/25	$1,272,150	$1,411,093
2.00%, 1/15/26	1,867,178	1,973,957
2.375%, 1/15/27	1,405,287	1,556,355
1.75%, 1/15/28	1,977,083	2,005,504
3.625%, 4/15/28	1,516,298	1,962,184
2.50%, 1/15/29	1,553,486	1,755,924
3.875%, 4/15/29	1,657,588	2,223,757
3.375%, 4/15/32	1,682,566	2,191,279
2.125%, 2/15/40	1,008,590	1,104,564
United States Treasury Notes:
1.875%, 7/15/13	118,700	125,562
1.375%, 1/15/20	705,663	722,643

Total U.S. Treasury (Cost $15,938,619)		17,032,822

Corporate Bonds - 42.2%
Bank of America Corp.:
0.638%, 4/30/12 (r)	1,000,000	1,007,213
7.375%, 5/15/14	100,000	112,099
Baxter International, Inc., 4.00%, 3/1/14	100,000	107,635
BlackRock, Inc., 3.50%, 12/10/14	100,000	103,903
Bottling Group LLC, 6.95%, 3/15/14	100,000	117,759
BP Capital Markets plc, 3.625%, 5/8/14	100,000	85,750
CA, Inc., 5.375%, 12/1/19	100,000	104,953
Citibank NA, 0.436%, 11/15/12 (r)	500,000	501,375
Corrections Corporation of America, 6.75%, 1/31/14	250,000	253,750
Eastman Chemical Co., 5.50%, 11/15/19	200,000	215,188
Eli Lilly & Co., 4.20%, 3/6/14	100,000	108,142
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	103,406
Ford Motor Credit Co. LLC, 3.048%, 1/13/12 (r)	500,000	485,625
General Electric Capital Corp., 0.324%, 5/8/12 (r)	500,000	500,575
General Mills, Inc., 5.65%, 2/15/19	100,000	113,580
GMAC LLC, 0.539%, 12/19/12 (r)	1,000,000	1,001,496
Goldman Sachs Group, Inc.:
0.624%, 11/9/11 (r)	500,000	502,378
5.375%, 3/15/20	200,000	197,294
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (e)	700,000	724,269
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	110,631
Hospira, Inc., 6.40%, 5/15/15	100,000	113,990
JPMorgan Chase & Co., 0.918%, 6/22/12 (r)	1,000,000	1,009,323
L-3 Communications Corp., 5.20%, 10/15/19	200,000	208,610
Lincoln National Corp., 4.30%, 6/15/15	100,000	101,400
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	658,900
Morgan Stanley, 0.889%, 6/20/12 (r)	500,000	504,552
Novartis Capital Corp., 4.125%, 2/10/14	100,000	107,833

	Principal
Corporate Bonds - Cont'd	Amount	Value
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	$100,000	$110,394
Pride International, Inc., 7.375%, 7/15/14	500,000	495,000
Procter & Gamble Co., 3.50%, 2/15/15	100,000	106,291
Qwest Corp.:
8.875%, 3/15/12	100,000	107,500
3.787%, 6/15/13 (r)	500,000	496,250
Shell International Finance BV, 4.00%, 3/21/14	100,000	105,672
Southern California Gas Co., 5.50%, 3/15/14	250,000	281,017
State Street Bank and Trust Co., 0.737%, 9/15/11 (r)	900,000	903,406
SunTrust Bank, 1.187%, 12/16/10 (r)	500,000	501,798
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	203,703
Unilever Capital Corp., 4.80%, 2/15/19	100,000	109,151
Valero Energy Corp., 6.125%, 2/1/20	600,000	616,083
Williams Partners LP, 3.80%, 2/15/15 (e)	200,000	202,474

Total Corporate Bonds (Cost $13,238,323)		13,400,368

U.S. Government Agencies and Instrumentalities - 3.2%
Freddie Mac, 0.607%, 3/9/11 (r)	1,000,000	1,000,423

Total U.S. Government Agencies and Instrumentalities (Cost $1,000,748)		1,000,423

Time Deposit - 0.0%
State Street Corp. Time Deposit, 0.01%, 7/1/10	4,252	4,252

Total Time Deposit (Cost $4,252)		4,252

TOTAL INVESTMENTS (Cost $30,181,942) - 99.1%		31,437,865
Other assets and liabilities, net - 0.9%		299,956
Net Assets - 100%		$31,737,821

Net Assets Consist of:
Paid-in capital applicable to 569,013 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$29,768,906
Undistributed net investment income		423,404
Accumulated net realized gain (loss) on investments		289,588
Net unrealized appreciation (depreciation) on investments		1,255,923

Net Assets		$31,737,821

Net Asset Value Per Share		$55.78

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected security.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:

LLC: Limited Liability Corporation
LP: Limited Partnership

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Interest income	$390,922
Inflation principal income	151,279
Total investment income	542,201

Expenses:
Investment advisory fee	92,664
Transfer agency fees and expenses	821
Accounting fees	3,095
Directors' fees and expenses	2,704
Administrative fees	18,533
Custodian fees	5,649
Reports to shareholders	11,699
Professional fees	11,315
Miscellaneous	580
Total expenses	147,060
Reimbursement from Advisor	(7,941)
Fees paid indirectly	(124)
Net expenses	138,995

Net Investment Income	403,206

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	570,287
Change in unrealized appreciation (depreciation)	751,806

Net Realized and Unrealized Gain
(Loss) on Investments	1,322,093

Increase (Decrease) in Net Assets
Resulting From Operations	$1,725,299

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) In Net Assets	2010	2009
Operations:
Net investment income	$403,206	$144,749
Net realized gain (loss)	570,287	(27,478)
Change in unrealized appreciation (depreciation)	751,806	1,678,310

Iincrease (Decrease) in Net Assets
Resulting From Operations	1,725,299	1,795,581

Distributions to shareholders from:
Net investment income	--	(124,551)
Total distributions	--	(124,551)

Capital share transactions:
Shares sold	5,777,751	21,325,384
Reinvestment of distributions	--	124,551
Shares redeemed	(11,290,590)	(5,087,708)
Total capital share transactions	(5,512,839)	16,362,227

Total Increase (Decrease) in Net Assets	(3,787,540)	18,033,257

Net Assets
Beginning of period	35,525,361	17,492,104
End of period (including undistributed net investment income of $423,404 and $20,198, respectively)	$31,737,821	$35,525,361

Capital Share Activity
Shares sold	107,367	411,207
Reinvestment of distributions	--	2,334
Shares redeemed	(205,026)	(98,917)
Total capital share activity	(97,659)	314,624

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert VP Inflation Protected Plus Portfolio (the "Portfolio"), formerly known as Summit Inflation Protected Plus Portfolio, a series of Calvert Variable Products, Inc., (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Obligations	--	$18,033,245	--	$18,033,245
Corporate Debt Obligations	--	13,400,368	--	13,400,368
Other Debt Obligations	--	4,252	--	4,252
TOTAL	--	$31,437,865	--	$31,437,865

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Treasury Inflation-Protected Securities: The Portfolio invests in Treasury Inflation-Protected Securities ("TIPS"), in which the principal amount is adjusted daily to keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to inflation principal income in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Portfolio's distributions.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .50% of the Portfolio's average daily net assets. Under the terms of the agreement, $14,267 was payable at period end. In addition, $6,124 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio's average daily net assets. Under the terms of the agreement, $2,853 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2010. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term and U.S. Government securities, were $9,826,532 and $12,981,167, respectively. U.S. Government security purchases and sales were $9,729,731 and $11,922,642, respectively.

Capital Loss Carryforwards
Expiration Date
31-Dec-15	$765
31-Dec-16	109,614
31-Dec-17	83,290

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$1,297,751
Unrealized (depreciation)	(65,577)
Net unrealized appreciation/(depreciation)	$1,232,174
Federal income tax cost of investments	$30,205,691

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Fund had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month of Maximum Amount Borrowed
$34,355	1.51%	$882,742	February 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008 (z)
Net asset value, beginning	$53.29	$49.69	$53.00
Income from investment operations
Net investment income	.71	.22	1.35
Net realized and unrealized gain (loss)	1.78	3.57	(2.47)
Total from investment operations	2.49	3.79	(1.12)
Distributions from
Net investment income	--	(.19)	(1.37)
Return of capital	--	--	(.82)
Total distributions	--	(.19)	(2.19)
Total increase (decrease) in net asset value	2.49	3.60	(3.31)
Net asset value, ending	$55.78	$53.29	$49.69

Total return*	4.67%	7.62%	(2.33%)
Ratios to average net assets: A
Net investment income	2.18% (a)	.57%	2.59%
Total expenses	.79% (a)	.81%	1.25%
Expenses before offsets	.75% (a)	.75%	.75%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	54%	123%	56%
Net assets, ending (in thousands)	$31,738	$35,525	$17,492

	Periods Ended
	December 31,	December 31,
	2007	2006^
Net asset value, beginning	$50.09	$50.00
Income from investment operations
Net investment income	2.64	--
Net realized and unrealized gain (loss)	2.59	.09
Total from investment operations	5.23	.09
Distributions from
Net investment income	(2.32)	--
Return of capital	--	--
Total distributions	(2.32)	--
Total increase (decrease) in net asset value	2.91	.09
Net asset value, ending	$53.00	$50.09

Total return*	10.80%	.18%
Ratios to average net assets: A
Net investment income (loss)	5.19%	(2.28%) (a)
Total expenses	5.27%	33.70% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	8%	0%
Net assets, ending (in thousands)	$1,157	$1,002

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a) Annualized.

(z) Per share figures are calculated using Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Lifestyle Moderate Portfolio
(formerly, Summit Lifestyle ETF Market Strategy Target Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Calvert VP Lifestyle Moderate Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would remain low for an "extended period."2 By the end of June, lending rates signaled that the market did not expect the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies.

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. All 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Calvert VP Lifestyle Moderate Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month****	-3.89%
One year	10.32%
Since inception (12.28.06)	-3.23%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

**In December 2009 the Portfolio changed its broad-based benchmark to the S&P 500 Index in order to adopt an index that is not blended. The Portfolio also continues to show the Calvert VP Lifestyle Moderate Composite because it is more consistent with the Portfolio's construction process and represents a more accurate reflection of the Portfolio's anticipated risk and return patterns.

*** 60% S&P 500 Index and 40% Barclays Capital Aggregate Bond Index.

The performance data shown represents past performance, and does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
**** Total return is not annualized for periods of one year or less.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Toward the end of the reporting period, investors globally once again became more risk averse and flocked to low-yielding, liquid U.S. Treasuries--driving yields down. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%.3

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant. But in our opinion, a slowdown in China is of more immediate concern than one in Europe.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our bond allocations shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view the correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.
Asset Allocation	% of Total Investments (at 6.30.10)
Domestic Equity
Exchange Traded Funds	62%
International and Global Equity
Exchanged Traded Funds	8%
Fixed Income Exchanged Traded Funds	28%
Time Deposit	2%
Total	100%

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Federal Open Market Committee

3. Interest rate data sources: Bloomberg and Federal Reserve

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$961.10	$3.65
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

Statement of Net Assets
June 30, 2010
Exchange Traded Funds - 97.9%	Shares	Value
iShares Barclays Aggregate Bond Fund	26,800	$2,874,300
iShares Barclays Intermediate Credit Bond Fund	5,800	610,740
iShares Barclays MBS Bond Fund	9,400	1,028,642
iShares Barclays TIPS Bond Fund	3,800	406,258
iShares iBoxx $ High Yield Corporate Bond Fund	9,700	823,530
iShares MSCI EAFE Index Fund	13,000	604,630
iShares Russell 2000 Index Fund	9,900	604,692
iShares S&P 500 Growth Index Fund	65,100	3,446,394
iShares S&P 500 Index Fund	27,400	2,834,804
iShares S&P 500 Value Index Fund	69,400	3,446,404
SPDR S&P MidCap 400 Trust	14,100	1,821,156
Vanguard Emerging Markets Fund	26,600	1,010,534
Vanguard REIT	8,700	404,463

Total Exchange Traded Funds (Cost $19,982,178)		19,916,547

	Principal
Time Deposit - 1.7%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/10	$337,642	337,642

Total Time Deposit (Cost $337,642)		337,642

TOTAL INVESTMENTS (Cost $20,319,820) - 99.6%		20,254,189
Other assets and liabilities, net - 0.4%		86,346
Net Assets - 100%		$20,340,535

Net Assets Consist of:
Paid-in capital applicable to 476,113 share of common stock
outstanding; $0.10 par value, 20,000,000 shares authorized		$23,099,799
Undistributed net investment income		263,438
Accumulated net realized gain (loss) on investments		(2,957,071)
Net unrealized appreciation (depreciation) on investments		(65,631)

Net Assets		$20,340,535

Net Asset Value per Share		$42.72

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income	$257,257
Total investment income	257,257

Expenses:
Investment advisory fee	62,962
Transfer agency fees and expenses	820
Accounting fees	1,852
Directors' fees and expenses	1,632
Administrative fees	11,448
Custodian fees	3,029
Reports to shareholders	1,191
Professional fees	10,402
Miscellaneous	432
Total expenses	93,768
Reimbursement from Advisor	(7,668)
Fees paid indirectly	(242)
Net expenses	85,858

Net Investment Income	171,399

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	398,815
Change in unrealized appreciation (depreciation)	(1,391,671)

Net Realized and Unrealized Gain
(Loss) on Investments	(992,856)

Increase (Decrease) in Net Assets
Resulting From Operations	($821,457)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$171,399	$348,850
Net realized gain (loss)	398,815	(2,144,203)
Change in unrealized appreciation or (depreciation)	(1,391,671)	3,964,367

Increase (Decrease) in Net Assets
Resulting From Operations	(821,457)	2,169,014

Distributions to shareholders from:
Net investment income	--	(323,160)
Total distributions	--	(323,160)

Capital share transactions:
Shares sold	1,098,637	13,148,996
Reinvestment of distributions	--	323,158
Shares redeemed	(3,552,921)	(2,373,267)
Total capital share transactions	(2,454,284)	11,098,887

Total Increase (Decrease) in Net Assets	(3,275,741)	12,944,741

Net Assets
Beginning of period	23,616,276	10,671,535
End of period (including undistributed net investment income of $263,438 and $92,039, respectively)	$20,340,535	$23,616,276

Capital Share Activity
Shares sold	24,272	304,546
Reinvestment of distributions	--	7,223
Shares redeemed	(79,401)	(57,634)
Total capital share activity	(55,129)	254,135

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP Lifestyle Moderate Portfolio (the "Portfolio"), formerly known as Summit Lifestyle ETF Market Strategy Target Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in various exchange traded funds (the "Underlying Funds"), representing different market exposure.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$19,916,547	--	--	$19,916,547
Other Debt Obligations	--	$337,642	--	337,642
TOTAL	$19,916,547	$337,642	--	$20,254,189

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 require s reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .55% of the Portfolio's average daily net assets. Under the terms of the agreement, $9,578 was payable at period end. In addition, $1,342 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,741 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2010. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $4,975,437 and $7,036,205, respectively.

Capital Loss Carryforwards
Expiration Date
31-Dec-16	$826,659
31-Dec-17	1,480,970

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$140,154
Unrealized (depreciation)	(1,001,463)
Net unrealized appreciation/(depreciation)	($861,309)
Federal income tax cost of investments	$21,115,498

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Average Interest Rate	Weighted Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$6,623	1.57%	$557,719	May 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009 (z)	2008
Net asset value, beginning	$44.45	$38.51	$52.62
Income from investment operations
Net investment income	.38	.97	.74
Net realized and unrealized gain (loss)	(2.11)	5.59	(13.70)
Total from investment operations	(1.73)	6.56	(12.96)
Distributions from
Net investment income	--	(.62)	(1.14)
Net realized gain	--	--	(.01)
Total distributions	--	(.62)	(1.15)
Total increase (decrease) in net asset value	(1.73)	5.94	(14.11)
Net asset value, ending	$42.72	$44.45	$38.51

Total return*	(3.89%)	17.02%	(24.72%)
Ratios to average net assets: A,B
Net investment income	1.50% (a)	2.41%	2.58%
Total expenses	.82% (a)	.85%	1.13%
Expenses before offsets	.75% (a)	.75%	.75%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	22%	80%	79%
Net assets, ending (in thousands)	$20,341	$23,616	$10,672

	Periods Ended
	December 31,	December 31,
	2007 (z)	2006^
Net asset value, beginning	$49.84	$50.00
Income from investment operations
Net investment income	2.33	--
Net realized and unrealized gain (loss)	.45	(.16)
Total from investment operations	2.78	(.16)
Distributions from
Net investment income	--	--
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	2.78	(.16)
Net asset value, ending	$52.62	$49.84

Total return*	5.58%	(.32%)
Ratios to average net assets: A,B
Net investment income (loss)	4.46%	(.59%) (a)
Total expenses	4.09%	220.56% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	17%	0%
Net assets, ending (in thousands)	$4,686	$150

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the Underlying Funds.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Lifestyle Conservative Portfolio
(formerly, Summit Lifestyle ETF Market Strategy Conservative Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Calvert VP Lifestyle Conservative Portfolio
Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would remain low for an "extended period."2 By the end of June, lending rates signaled that the market did not expect the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies.

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. All 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a

Calvert VP Lifestyle
Conservative Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month****	-1.73%
One year	9.22%
Since inception (12.28.06)	0.42%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

**In December 2009 the Portfolio changed its broad-based benchmark to the Barclays Capital Aggregate Bond Index in order to adopt an index that is not blended. The Portfolio also continues to show the Calvert VP Lifestyle Conservative Composite because it is more consistent with the Portfolio's construction process and represents a more accurate reflection of the Portfolio's anticipated risk and return patterns.

*** 40% S&P 500 Index and 60% Barclays Capital Aggregate Bond Index.

The performance data shown represents past performance, and does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

**** Total return is not annualized for periods of one year or less.

re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Toward the end of the reporting period, investors globally once again became more risk averse and flocked to low-yielding, liquid US Treasuries--driving yields down. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%.3

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant. But in our opinion, a slowdown in China is of more immediate concern than one in Europe.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our bond allocations shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view the correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S.
Asset Allocation	% of Total Investments (at 6.30.10)
Domestic Equity Exchange Traded Funds	44%
Fixed Income Exchange Traded Funds	48%
International and Global Equity Exchange Traded Funds	6%
Time Deposit	2%
Total	100%

equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Federal Open Market Committee

3. Interest rate data sources: Bloomberg and Federal Reserve

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$982.70	$3.69
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

STATEMENT OF NET ASSETS
June 30, 2010
Exchange Traded Funds - 97.0%	Shares	Value
iShares Barclays Aggregate Bond Fund	18,500	$1,984,125
iShares Barclays Intermediate Credit Bond Fund	4,000	421,200
iShares Barclays MBS Bond Fund	6,400	700,352
iShares Barclays TIPS Bond Fund	2,600	277,966
iShares iBoxx $ High Yield Corporate Bond Fund	6,600	560,340
iShares MSCI EAFE Index Fund	3,800	176,738
iShares Russell 2000 Index Fund	2,800	171,024
iShares S&P 500 Growth Index Fund	19,000	1,005,860
iShares S&P 500 Index Fund	8,000	827,680
iShares S&P 500 Value Index Fund	20,300	1,008,098
SPDR S&P MidCap 400 Trust	4,100	529,556
Vanguard Emerging Markets Fund	7,700	292,523
Vanguard REIT	2,500	116,225

Total Exchange Traded Funds (Cost $8,204,948)		8,071,687

	Principal
Time Deposit - 1.8%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/10	$150,993	150,993

Total Time Deposit (Cost $150,993)		150,993

TOTAL INVESTMENTS (Cost $8,355,941) - 98.8%		8,222,680
Other assets and liabilities, net - 1.2%		102,141
Net Assets- 100%		$8,324,821

Net Assets Consist Of:
Paid-in capital applicable to 174,961 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$8,425,352
Undistributed net investment income		96,392
Accumulated net realized gain (loss) on investments		(63,662)
Net unrealized appreciation (depreciation) on investments		(133,261)

Net Assets		$8,324,821

Net Asset Value per Share		$47.58

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income	$113,664
Total investment income	113,664

Expenses:
Investment advisory fee	23,633
Transfer agency fees and expenses	821
Directors' fees and expenses	626
Administrative fees	4,297
Accounting fees	700
Custodian fees	2,543
Reports to shareholders	389
Professional fees	9,676
Miscellaneous	721
Total expenses	43,406
Reimbursement from Advisor	(11,008)
Fees paid indirectly	(171)
Net expenses	32,227

Net Investment Income	81,437

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	100,728
Change in unrealized appreciation (depreciation)	(332,773)

Net Realized and Unrealized Gain
(Loss) on Investments	(232,045)

Increase (Decrease) in Net Assets
Resulting From Operations	($150,608)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$81,437	$118,483
Net realized gain (loss) on investments	100,728	(57,916)
Change in unrealized appreciation (depreciation)	(332,773)	331,267

Increase (Decrease) in Net Assets
Resulting From Operations	(150,608)	391,834

Distributions to shareholders from:
Net investment income	--	(102,530)
Total distributions	--	(102,530)

Capital share transactions:
Shares sold	1,089,005	8,529,761
Reinvestment of distributions	--	102,529
Shares redeemed	(1,134,830)	(2,595,680)
Total capital share transactions	(45,825)	6,036,610

Total Increase (Decrease) in Net Assets	(196,433)	6,325,914

Net Assets
Beginning of period	8,521,254	2,195,340
End of period (including undistributed net investment income of $96,392 and $14,955, respectively)	$8,324,821	$8,521,254

Capital Share Activity
Shares sold	22,145	180,606
Reinvestment of distributions	--	2,108
Shares redeemed	(23,159)	(57,087)
Total capital share activity	(1,014)	125,627

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP Lifestyle Conservative Portfolio (the "Portfolio"), formerly known as Summit Lifestyle ETF Market Strategy Conservative Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in various exchange traded funds (the "Underlying Funds"), representing different market exposure.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$8,071,687	--	--	$8,071,687
Other debt obligations	--	$150,993	--	150,993
TOTAL	$8,071,687	$150,993	--	$8,222,680

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.55% of the Portfolio's average daily net assets. Under the terms of the agreement, $3,924 was payable at period end. In addition, $227 was payable for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is 0.75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement, $713 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2010. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $2,499,041 and $2,391,692, respectively.

Capital Loss Carryforward
Expiration Date
31-Dec-16	$56,593
31-Dec-17	39,392

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$95,629
Unrealized (depreciation)	(251,384)
Net unrealized appreciation/(depreciation)	($155,755)
Federal income tax cost of investments	$8,378,435

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2010.

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008
Net asset value, beginning	$48.42	$43.60	$52.86
Income from investment operations
Net investment income	.47	.67	1.09
Net realized and unrealized gain (loss)	(1.31)	4.74	(7.85)
Total from investment operations	(.84)	5.41	(6.76)
Distributions from
Net investment income	--	(.59)	(2.45)
Net realized gain	--	--	(.05)
Total distributions	--	(.59)	(2.50)
Total increase (decrease) in net asset value	(.84)	4.82	(9.26)
Net asset value, ending	$47.58	$48.42	$43.60

Total return*	(1.73%)	12.40%	(13.12%)
Ratios to average net assets: A,B
Net investment income (loss)	1.90% (a)	2.92%	3.50%
Total expenses	1.01% (a)	1.22%	4.48%
Expenses before offsets	.75% (a)	.75%	.75%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	29%	88%	66%
Net assets, ending (in thousands)	$8,325	$8,521	$2,195

	Periods Ended
	December 31,	December 31,
	2007(z)	2006^
Net asset value, beginning	$49.89	$50.00
Income from investment operations
Net investment income	1.80	--
Net realized and unrealized gain (loss)	1.17	(.11)
Total from investment operations	2.97	(.11)
Distributions from
Net investment income	--	--
Net realized gain	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	2.97	(.11)
Net asset value, ending	$52.86	$49.89

Total return*	5.95%	(.22%)
Ratios to average net assets: A,B
Net investment income (loss)		3.47%	(.52%) (a)
Total expenses		7.28%	220.34% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	15%	0%
Net assets, ending (in thousands)	$911	$150

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the Underlying Funds.

(a) Annualized.

(z) Per share figures calculated using the average shares method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Lifestyle Aggressive Portfolio

(formerly, Summit Lifestyle ETF
Market Strategy Aggressive Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Calvert VP Lifestyle Aggressive Portfolio

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

Over the six-month reporting period, the U.S. continued its slow recovery from the deepest recession of the post-World War II era. Assuming that the consensus1 expectation for a moderate 3.3% pace of economic growth in the second quarter of 2010 holds true, gross domestic product (GDP) will have grown at a 3.4% pace in the 12 months since the trough of the recession, with a 3.0% economic growth rate in the first half of 2010. While both rates are near the average for the last 50 years, they are well below the pace seen during previous recoveries from deep recessions. In fact, after the end of the reporting period, expectations for GDP growth continued to trend lower.

The Federal Reserve (Fed) left the target federal funds rate near zero percent and repeatedly indicated that it would remain low for an "extended period."2 By the end of June, lending rates signaled that the market did not expect the Fed to begin raising rates until mid-2011. In the meantime, the Fed finished closing its emergency support facilities and tested some policy exit strategies.

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. All 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Calvert VP Lifestyle Aggressive Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month****	-5.89%
One year	11.64%
Since inception (12.28.06)	-4.40%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

**In December 2009 the Portfolio changed its broad-based benchmark to the S&P 500 Index in order to adopt an index that is not blended. The Portfolio also continues to show the Calvert VP Lifestyle Aggressive Composite because it is more consistent with the Portfolio's construction process and represents a more accurate reflection of the Portfolio's anticipated risk and return patterns.

***80% S&P 500 Index and 20% Barclays Capital Aggregate Bond Index.

The performance data shown represents past performance, and does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.
**** Total return is not annualized for periods of one year or less.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Toward the end of the reporting period, investors globally once again became more risk averse and flocked to low-yielding, liquid U.S. Treasuries--driving yields down. As a result, the benchmark 10-year Treasury note's yield fell 0.90 percentage points over the six-month period to 2.95%.3

Outlook

We expect the fragile recovery to continue as the post-crisis deleveraging in the U.S. and other western economies plays out, with slow economic growth and little consumer price inflation.

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant. But in our opinion, a slowdown in China is of more immediate concern than one in Europe.

Given the low level of interest rates, even on bonds with higher levels of credit risk, we plan to keep the durations of our bond allocations shorter than their respective benchmarks to help minimize the negative effects of an eventual rise in interest rates. We also plan to maintain a conservative credit risk profile in the near term.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view the correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.
Asset Allocation	% of Total Investments
Domestic Equity Exchange Traded Funds	78%
International and Global Equity Exchange Traded Funds	13%
Fixed Income Exchange Traded Funds	9%
Total	100%

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

1. Forecast source: Wall Street Journal Economic Forecasting Survey of June 2010. Actual GDP data source: Bureau of Economic Analysis

2. Federal Open Market Committee

3. Interest rate data sources: Bloomberg and Federal Reserve

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$940.60	$3.61
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

STATEMENT OF NET ASSETS
June 30, 2010
Exchange Traded Funds - 99.4%	Shares	Value
iShares Barclays Aggregate Bond Fund	3,800	$407,550
iShares Barclays Intermediate Credit Bond Fund	800	84,240
iShares Barclays MBS Bond Fund	1,400	153,202
iShares Barclays TIPS Bond Fund	600	64,146
iShares iBoxx $ High Yield Corporate Bond Fund	1,500	127,350
iShares MSCI EAFE Index Fund	11,500	534,865
iShares Russell 2000 Index Fund	5,800	354,264
iShares S&P 500 Growth Index Fund	35,900	1,900,546
iShares S&P 500 Index Fund	15,900	1,645,014
iShares S&P 500 Value Index Fund	38,200	1,897,012
SPDR S&P MidCap 400 Trust	8,100	1,046,196
Vanguard Emerging Markets Fund	15,400	585,046
Vanguard REIT	5,000	232,450

Total Exchange Traded Funds (Cost $9,478,622)		9,031,881

TOTAL INVESTMENTS (Cost $9,478,622) - 99.4%		9,031,881
Other assets and liabilities, net - 0.6%		55,424
Net Assets - 100%		$9,087,305

Net Assets Consist of:
Paid-in capital applicable to 223,150 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$9,601,528
Undistributed net investment income		67,976
Accumulated net realized gain (loss) on investments		(135,458)
Net unrealized appreciation (depreciation) on investments		(446,741)

Net Assets		$9,087,305

Net Asset Value per Share		$40.72

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income	$99,248
Total investment income	99,248

Expenses:
Investment advisory fee	28,396
Transfer agency fees and expenses	821
Accounting fees	842
Directors' fees and expenses	762
Administrative fees	5,163
Custodian fees	2,620
Reports to shareholders	205
Professional fees	9,768
Miscellaneous	493
Total expenses	49,070
Reimbursement from Advisor	(10,292)
Fees paid indirectly	(56)
Net expenses	38,722

Net Investment Income	60,526

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	127,398
Change in unrealized appreciation (depreciation)	(776,340)

Net Realized and Unrealized Gain
(Loss) on Investments	(648,942)

Increase (Decrease) in Net Assets
Resulting From Operations	($588,416)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income	$60,526	$95,099
Net realized gain (loss)	127,398	(156,438)
Change in unrealized appreciation (depreciation)	(776,340)	600,809

Increase (Decrease) in Net Assets
Resulting From Operations	(588,416)	539,470

Distributions to shareholders from:
Net investment income	--	(87,313)
Total distributions	--	(87,313)

Capital share transactions:
Shares sold	576,417	10,628,986
Reinvestment of distributions	--	87,312
Shares redeemed	(1,384,514)	(1,896,196)
Total capital share transactions	(808,097)	8,820,102

Total Increase (Decrease) in Net Assets	(1,396,513)	9,272,259

Net Assets
Beginning of period	10,483,818	1,211,559
End of period (including undistributed net investment income of $67,976 and $7,450 respectively)	$9,087,305	$10,483,818

Capital Share Activity
Shares sold	13,053	252,978
Reinvestment of distributions	--	2,002
Shares redeemed	(32,191)	(46,038)
Total capital share activity	(19,138)	208,942

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: The Calvert VP Lifestyle Aggressive Portfolio (the "Portfolio"), formerly known as Summit Lifestyle ETF Market Strategy Aggressive Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in various exchange traded funds (the "Underlying Funds"), representing different market exposure.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$9,031,881	--	--	$9,031,881
TOTAL	$9,031,881	--	--	$9,031,881

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .55% of the Portfolio's average daily net assets. Under the terms of the agreement, $4,458 was payable at period end. In addition, $333 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .10% of the Portfolio's average daily net assets. Under the terms of the agreement $810 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $28 for the six months ended June 30, 2010. Under the terms of the agreement, $5 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $2,617,311 and $3,335,149, respectively.

Capital Loss Carryforwards
Expiration Date
31-Dec-16	$48,485
31-Dec-17	110,750

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$17,819
Unrealized (depreciation)	(482,531)
Net unrealized appreciation/(depreciation)	($464,712)
Federal income tax cost of investments	$9,496,593

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had an outstanding loan balance of $155,438 at a rate of 1.56% at June 30, 2010. For the six months ended June 30, 2010, borrowing information by the Portfolio under the Agreement was as follows:

Average Daily Balance	Weighted Average Interest Rate	Maximum Amount Borrowed	Month Of Maximum Amount Borrowed
$2,175	1.57%	$155,438	June 2010

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009	2008
Net asset value, beginning	$43.27	$36.33	$52.28
Income from investment operations
Net investment income	.27	.38	.78
Net realized and unrealized gain (loss)	(2.82)	6.92	(15.08)
Total from investment operations	(2.55)	7.30	(14.30)
Distributions from
Net investment income	--	(.36)	(1.64)
Net realized gain	--	--	(.01)
Total distributions	--	(.36)	(1.65)
Total increase (decrease) in net asset value	(2.55)	6.94	(15.95)
Net asset value, ending	$40.72	$43.27	$36.33

Total return*	(5.89%)	20.09%	(27.72%)
Ratios to average net assets: A,B
Net investment income	1.17% (a)	2.57%	2.50%
Total expenses	.95% (a)	1.25%	5.55%
Expenses before offsets	.75% (a)	.75%	.75%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	26%	54%	69%
Net assets, ending (in thousands)	$9,087	$10,484	$1,212

	Periods Ended
	December 31,	December 31,
	2007 (z)	2006^
Net asset value, beginning	$49.79	$50.00
Income from investment operations
Net investment income	1.23	--
Net realized and unrealized gain (loss)	1.26	(.21)
Total from investment operations	2.49	(.21)
Total increase (decrease) in net asset value	2.49	(.21)
Net asset value, ending	$52.28	$49.79

Total return*	5.00%	(.42%)
Ratios to average net assets: A,B
Net investment income (loss)	2.35%	(.72%) (a)
Total expenses	7.14%	220.77% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	27%	0%
Net assets, ending (in thousands)	$978	$149

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the Underlying Funds.

(a) Annualized.

(z) Per share figures calculated using the Average Shares Method.

* Total return is not annualized for periods less than one year.

^ From December 28, 2006 inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert VP Natural
Resources Portfolio

(formerly, Summit Natural

Resources Portfolio)

Semi-Annual Report

June 30, 2010

4	Portfolio Manager Remarks
7	Shareholder Expense Example
8	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
15	Financial Highlights
17	Explanation of Financial Tables
18	Proxy Voting
19	Availability of Quarterly Portfolio Holdings

Calvert CP Natural Resources Portfolio

Managed by Summit Investment Advisors, Inc., Subadvisor

Investment Climate

For the first six months of 2010, the Standard & Poor's (S&P) 500 Index was down 6.65% and the Russell 2000 Index was down 1.95%. International markets fared poorly as well during the period, as the MSCI Europe, Australasia, Far East Investable Market Index (MSCI EAFE IMI) lost 12.27% due to a combination of poor market performance and a strong U.S. dollar.

In the S&P 500 Index, all 10 economic sectors lost value. The Materials, Energy, and Information Technology sectors all suffered double-digit losses. The Industrials, Consumer Discretionary, and Consumer Staples sectors provided the best performance for the six-month period.

Equity markets performed poorly over the first six months of 2010 due to a combination of factors--concerns that second-half corporate earnings comparisons may be challenging, impending financial regulation, a potential slowdown in the Chinese economy, the risk of sovereign debt contagion in Europe, and growing fears of a double-dip recession--which are creating multiple uncertainties for investors globally and causing a re-pricing of risk in both equity and fixed-income assets.

Corporate earnings continued to be generally strong, particularly due to easy year-over-year comparisons, and revenues for many large companies also started to improve. However, with signs that economic activity is slowing and cost cutting is at its peak, earnings comparisons will be more challenging in the second half.

Unemployment remained stubbornly high at 9.5% as of June despite increases in government hiring. The underemployment rate, which includes part-time workers who are looking for full-time positions and discouraged workers, was still very high at 16.5%.

U.S. homeowners have taken advantage of historically low interest rates to refinance their existing homes, which should have a positive impact on consumer balance sheets. However, low mortgage rates have not been able to improve home

Calvert VP Natural Resources Portfolio*

Comparison of change in
value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.10)
Six month**	-11.38%
One year	5.83%
Since inception (12.28.06)	-4.59%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract.

The performance data shown represents past performance, and does not guarantee future results.The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted.

** Total return is not annualized for periods of one year or less.

sales and prices.

From the March 2009 market low through the April 23, 2010 high, the S&P 500 Index returned 84.21%. Given that fact, it is not surprising that investors were inclined to lock in their gains at the end of April 2010 in the face of mounting uncertainty in the global economic and geopolitical landscape.

Outlook

We believe that the European sovereign debt crisis is unlikely to hurt the major European countries so severely as to cause an economic recession in the entire region. However, investors are worried about specific governments and their ability to roll over their debt in the near future, and they are selling off financial shares accordingly. Their worries are not without warrant.

In our opinion, a slowdown in China is of more immediate concern than one in Europe. Chinese officials raised interest rates in an attempt to engineer a soft landing and prevent the bursting of the asset bubbles in that country. But these asset bubbles could deflate in a disorderly fashion, pushing the Chinese economy to a hard landing, which would certainly impact global growth prospects.

On the positive side, manufacturing continues to hold up better than the rest of the U.S. economy. Factory orders and industrial production have been increasing. U.S. corporations are also enjoying a healthy build-up of cash, which is being used for stock repurchases, dividends, and mergers. Therefore, we believe that merger and acquisition activity will benefit smaller-cap names and the active equity managers who invest in them.

Through April, financial markets seem to have anticipated a V-shaped recovery while the underlying economic recovery has been firmly U-shaped--and the two need to reconcile. Therefore, we view this correction as a healthy development for the equity markets. The sell-off should produce attractive investment opportunities once volatility subsides, with the U.S. market likely to outperform relative to the rest of the world in the short term. Currently, we believe that U.S. equities may be one of the more attractive equity assets.

The sell-off in the equity markets has been relatively orderly so far and could continue if earnings comparisons are heavily challenged in upcoming quarters. At that point, we believe that investors will be likely to reallocate to equities in a more meaningful way.

We also believe that, with so much turmoil in the markets, investors and regulators are not sufficiently focused on the potential long-term effects of climate change. If not mitigated, we believe that climate change could have a very significant negative impact on global gross domestic product growth, possibly subtracting as much as one-fifth of the potential growth rate for an extended period of time.
Economic Sectors	% of Total Investments

Materials Stocks	31.1%
Forestry Stocks	6.1%
Energy Stocks	19.2%
Water Stocks	5.0%
Utilities Stocks	4.0%
Energy Commodities	14.8%
Grain Commodities	6.6%
Industrial Metals Commodities	5.3%
Precious Metals Commodities	4.6%
Soft Commodities	2.1%
Livestock Commodities	1.2%

Total	100%

The recent Gulf of Mexico oil spill further underscores this imperative. We are dismayed by the staggering consequences of the spill on communities, livelihoods, and ecosystems. Yet we trust that solutions focusing on alternative energy and renewing our water supplies will become higher public- and private-sector priorities in the months and years ahead.

Sincerely,

Natalie A. Trunow
Senior Vice President, Chief Investment Officer - Equities
Calvert Asset Management Company
July 2010

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10 - 6/30/10

Actual	$1,000.00	$886.20	$3.51
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.08	$3.76

* Expenses are equal to the Fund's annualized expense ratio of .75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Portfolio invests are not included in the annualized expense ratios.

STATEMENT OF NET ASSETS
June 30, 2010
Investment Companies - 98.0%	Shares	Value
Claymore/Beacon Global Timber Index ETF	88,700	$1,502,578
iPath Dow Jones-UBS Commodity Index Total Return ETN*	114,300	4,302,252
iShares Dow Jones US Utilities Sector Index ETF	14,600	1,003,604
iShares S&P Global Materials Sector Index ETF	57,100	2,990,898
iShares S&P North American Natural Resources Sector Index ETF	154,000	4,749,360
PowerShares DB Commodity Index Tracking Fund*	198,300	4,277,331
PowerShares Water Resources Portfolio ETF	82,400	1,240,944
Vanguard Materials ETF	78,700	4,725,148

Total Investment Companies (Cost $25,384,181)		24,792,115

	Principal
Time Deposit - 6.3%	Amount
State Street Corp. Time Deposit, 0.01%, 7/1/10	$1,608,107	1,608,107

Total Time Deposit (Cost $1,608,107)		1,608,107

TOTAL INVESTMENTS (Cost $26,992,288) - 104.3%		26,400,222
Other assets and liabilities, net - (4.3%)		(1,093,860)
Net Assets - 100%		$25,306,362

Net Assets Consist Of:
Paid-in capital applicable to 599,840 shares of common stock outstanding; $0.10 par value, 20,000,000 shares authorized		$31,124,841
Undistributed net investment income		9,869
Accumulated net realized gain (loss) on investments		(5,236,282)
Net unrealized appreciation (depreciation) on investments		(592,066)

Net Assets		$25,306,362

Net Asset Value Per Share		$42.19

* Non-income producing security.

Abbreviations:

ETF: Exchange-traded fund
ETN: Exchange-traded note

See notes to financial statements.

Statement of Operations
Six Months Ended June 30, 2010
Net Investment Income
Investment Income:
Dividend income	$66,569
Interest income	1
Total investment income	66,570

Expenses:
Investment advisory fee	50,514
Transfer agency fees and expenses	841
Accounting fees	1,438
Directors' fees and expenses	1,236
Administrative fees	9,184
Custodian fees	3,269
Reports to shareholders	2,447
Professional fees	10,090
Miscellaneous	316
Total expenses	79,335
Reimbursement from Advisor	(10,198)
Fees paid indirectly	(255)
Net expenses	68,882

Net Investment Income	(2,312)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(698,996)
Change in unrealized appreciation (depreciation)	(1,794,746)

Net Realized and Unrealized Gain
(Loss) on Investments	(2,493,742)

Increase (Decrease) in Net Assets
Resulting From Operations	($2,496,054)

See notes to financial statements.

Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2010	2009
Operations:
Net investment income (loss)	($2,312)	$24,394
Net realized gain (loss)	(698,996)	(2,288,408)
Change in unrealized appreciation or (depreciation)	(1,794,746)	5,748,315

Increase (Decrease) in Net Assets
Resulting From Operations	(2,496,054)	3,484,301

Distributions to shareholders from:
Net investment income	--	(41,810)

Capital share transactions:
Shares sold	13,247,658	10,788,926
Reinvestment of distributions	--	41,810
Shares redeemed	(2,814,222)	(4,578,253)
Total capital share transactions	10,433,436	6,252,483

Total Increase (Decrease) in Net Assets	7,937,382	9,694,974

Net Assets
Beginning of period	17,368,980	7,674,006
End of period (including undistributed net investment income of $9,869 and $12,181, respectively)	$25,306,362	$17,368,980

Capital Share Activity
Shares sold	295,792	266,524
Reinvestment of distributions	--	874
Shares redeemed	(60,766)	(113,298)
Total capital share activity	235,026	154,100

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

Note A --- Significant Accounting Policies

General: Calvert VP Natural Resources Portfolio (the "Portfolio"), formerly known as Summit Natural Resources Portfolio, a series of Calvert Variable Products, Inc. (the "Fund"), formerly known as Summit Mutual Funds, Inc., is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The Portfolio invests primarily in exchange traded funds and exchange traded notes (the "Underlying Funds") representing different natural resources exposures.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2010, no securities were fair valued under the direction of the Board of Directors.

The Portfolio utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2010:
	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$24,792,115	--	--	$24,792,115
Other debt obligations	--	$1,608,107	--	1,608,107
TOTAL	$24,792,115	$1,608,107	--	$26,400,222

Security Transactions and Investment Income: Security transactions, normally shares of the Underlying Funds, are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Income and capital gain distributions from the Underlying Funds, if any, are recorded on ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Expenses included in the accompanying financial statements reflect the expenses of the Portfolio and do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Portfolio's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Portfolio's financial statements. A Portfolio's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements". ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010. Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .55%, of the Portfolio's average daily net assets. Under the terms of the agreement, $10,394 was payable at period end. In addition, $1,509 was payable at period end for operating expenses paid by the Advisor during June 2010.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2011. The contractual expense cap is .75%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .10% based on the Portfolio's average daily net assets. Under the terms of the agreement, $1,890 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $36 for the six months ended June 30, 2010. Under the terms of the agreement, $6 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board and Committee meeting attended plus an annual fee of $30,000 ($20,000 prior to April 1, 2010). Committee chairs receive an additional $5,000 annual retainer. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $12,532,686 and $2,285,896, respectively.

Capital Loss Carryforwards
Expiration Date

31-Dec-16                    $1,893,101

Capital losses may be utilized to offset future capital gains until expiration.

As of June 30, 2010, the tax basis components of unrealized appreciation/(depreciation) and the federal tax cost were as follows:
Unrealized appreciation	$--
Unrealized (depreciation)	(4,296,612)
Net unrealized appreciation/(depreciation)	($4,296,612)
Federal income tax cost of investments	$30,696,834

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the higher of the London Interbank Offered Rate, (LIBOR) or the overnight Federal Funds Rate plus 1.25% per annum. A commitment fee of .15% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no borrowings under the agreement during the six months ended June 30, 2010.

Note E -- Subsequent Events

In preparing the financial statements as of June 30, 2010, no subsequent events or transactions occurred that would have materially impacted the financial statements as presented.

Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2010	2009 (z)	2008
Net asset value, beginning	$47.61	$36.42	$60.90
Income from investment operations
Net investment income (loss)	(.02)	.08	.10
Net realized and unrealized gain (loss)	(5.40)	11.22	(24.46)
Total from investment operations	(5.42)	11.30	(24.36)
Distributions from
Net investment income	--	(.11)	(.12)
Total distributions	--	(.11)	(.12)
Total increase (decrease) in net asset value	(5.42)	11.19	(24.48)
Net asset value, ending	$42.19	$47.61	$36.42

Total return*	(11.38%)	31.04%	(40.03%)
Ratios to average net assets: A,B
Net investment income (loss)	(.03%) (a)	.20%	.40%
Total expenses	.86% (a)	.90%	1.38%
Expenses before offsets	.75% (a)	.75%	.75%
Net expenses	.75% (a)	.75%	.75%
Portfolio turnover	12%	35%	101%
Net assets, ending (in thousands)	$25,306	$17,369	$7,674

	Periods Ended
	December 31,	December 31,
	2007	2006^
Net asset value, beginning	$49.98	$50.00
Income from investment operations
Net investment income	.10	--
Net realized and unrealized gain (loss)	10.82	(.02)
Total from investment operations	10.92	(.02)
Distributions from
Net investment income	--	--
Total distributions	--	--
Total increase (decrease) in net asset value	10.92	(.02)
Net asset value, ending	$60.90	$49.98

Total return*	21.85%	(.04%)
Ratios to average net assets: A,B
Net investment income (loss)	.23%	(.75%) (a)
Total expenses	6.33%	133.46% (a)
Expenses before offsets	.75%	.75% (a)
Net expenses	.75%	.75% (a)
Portfolio turnover	28%	0%
Net assets, ending (in thousands)	$1,255	$250

See notes to financial highlights.

A Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

B Amounts do not include the activity of the Underlying Funds.

(a) Annualized.

(z) Per share figures are calculated using the Average Shares Method.

*      Total return is not annualized for periods less than one year.

^     From December 28, 2006, inception.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

  This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.
  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairman -- Principal Executive Officer
Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer

Date: August 30, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date: August 30, 2010